UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 83.81%

Corporate-Backed 6.55%

CA Poll Ctl - Waste Mgmt	1.55%		2/1/2019	A-	$3,475	$3,472,741
Downtown Doral CDD†	3.875%		12/15/2023	NR	250	248,883
IA Fin Auth - Iowa Fertilizer Co	5.00%		12/1/2019	B	2,925	2,968,407
Mobile IDB - AL Power	2.90	%#(a)	7/15/2034	A-	20,000	20,000,000
Montgomery Co IDA - Peco Generation	2.50	%#(a)	10/1/2030	BBB	11,875	11,844,481
Montgomery Co IDA - Peco Generation	2.55	%#(a)	6/1/2029	BBB	5,000	4,985,500
Nez Perce CO Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	925	904,049
NH Bus Fin Auth- United Illuminating	2.80	%#(a)	10/1/2033	A-	5,000	5,042,050
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	750	742,178
NJ EDA - Sch Facs	5.00%		11/1/2024	BBB+	5,000	5,525,200
OR Bus Dev Comn - Intel Corp	2.40	%#(a)	12/1/2040	A+	10,500	10,554,810
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB	8,500	8,846,290
Valdez Marine Term - BP	5.00%		1/1/2021	A1	10,000	10,541,400
Warren Co - Intl Paper	2.90	%#(a)	9/1/2032	BBB	4,250	4,264,662
Total						89,940,651

Education 2.93%

CA State Univ Sys	5.00%		11/1/2020	Aa2	5,000	5,310,500
Chicago Brd Ed	5.00%		12/1/2019	B+	1,210	1,231,114
Chicago Brd Ed	5.00%		12/1/2022	B+	1,000	1,042,090
Cleveland State Univ	5.00%		6/1/2019	A+	1,265	1,281,217
Curators Univ Sys	5.00%		11/1/2019	AA+	5,000	5,133,250
IL Fin Auth - Noble Chtr Sch	4.00%		9/1/2019	BBB	875	883,934
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2019	NR	225	229,165
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2024	NR	1,535	1,650,493
NY Dorm - Mt Sinai Sch Med	4.00%		7/1/2020	A-	3,000	3,089,250
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2021	A-	2,000	2,144,780
PA Hi Ed - PA State Univ Sys	5.00%		6/15/2020	Aa3	3,710	3,873,129
Texas A&M Univ	5.00%		5/15/2023	AAA	11,355	12,777,441
Troy Cap Res Corp - RPI	5.00%		8/1/2021	A3	445	478,139
Troy Cap Res Corp - RPI	5.00%		8/1/2022	A3	1,000	1,098,710
Total						40,223,212

General Obligation 16.32%

CA State GO	2.343% (1 Mo. LIBOR * .70 + 0.70	%)#	12/1/2028	AA-	8,000	8,040,560
CA State GO	2.403% (1 Mo. LIBOR * .70 + 0.76	%)#	12/1/2031	AA-	2,000	2,016,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

CA State GO	5.00%		9/1/2020	AA-	$10,000	$10,556,600
Chicago Brd Ed	4.00%		12/1/2020	B+	3,000	3,034,080
Chicago Brd Ed	4.00%		12/1/2021	B+	4,750	4,805,860
Chicago Brd Ed	4.00%		12/1/2021	B+	3,400	3,439,984
Chicago Brd Ed	4.00%		12/1/2022	B+	4,000	4,024,360
Chicago Brd Ed	4.00%		12/1/2022	B+	3,555	3,576,650
Chicago Brd Ed	5.00%		12/1/2022	B+	3,670	3,824,470
Chicago Brd Ed	5.00%		12/1/2023	B+	3,330	3,484,579
Chicago GO	5.00%		1/1/2021	BBB+	6,355	6,568,083
Chicago GO	5.25%		1/1/2023	BBB+	1,235	1,315,386
Chicago GO	5.25%		1/1/2027	BBB+	1,665	1,770,394
Chicago Met Water Reclmtn Dist	5.00%		12/1/2022	AA+	5,000	5,525,750
CT State GO	5.00%		8/15/2021	A1	5,000	5,340,800
CT State GO	5.00%		6/15/2022	A1	3,250	3,525,892
CT State GO	5.00%		11/1/2022	A1	7,700	8,239,539
Hammond Local Pub Imp(d)	3.10%		12/31/2019	NR	3,290	3,303,785
HI State GO	5.00%		11/1/2021	AA+	5,000	5,437,650
IL State GO	5.00%		8/1/2020	BBB-	16,290	16,790,592
IL State GO	5.00%		2/1/2021	BBB-	3,000	3,107,640
IL State GO	5.00%		11/1/2023	BBB-	10,000	10,628,500
IL State GO	5.00%		11/1/2026	BBB-	5,240	5,625,350
New Brunswick GO	3.00%		5/30/2019	NR	10,000	10,041,400
New Caney ISD	3.00	%#(a)	2/15/2050	Aaa	5,000	5,106,200
NJ EDA - Motor Vehicle Surcharge Sub Rev	4.00%		7/1/2022	BBB+	3,500	3,659,075
NYC GO	5.00%		8/1/2019	AA	14,885	15,164,243
NYC GO	5.00%		8/1/2019	AA	5,585	5,689,775
NYC GO	5.00%		8/1/2021	AA	7,410	7,989,017
NYC GO	5.00%		8/1/2022	AA	3,200	3,537,984
PA State GO	5.00%		8/15/2020	Aa3	10,000	10,489,400
Philadelphia Sch Dist (The)	5.00%		9/1/2020	A2	2,500	2,614,325
Philadelphia Sch Dist (The)	5.00%		9/1/2021	A2	930	997,425
Philadelphia Sch Dist (The)	5.00%		9/1/2022	A2	550	601,029
Philadelphia Sch Dist (The)	5.00%		9/1/2023	A2	500	554,425
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa3	4,415	4,550,276
Scranton Sch Dist	2.447	%#(a)	4/1/2031	NR	5,825	5,834,378
WA State GO	5.00%		8/1/2020	AA+	3,000	3,148,620
West Fargo GO	2.15%		5/1/2021	NR	5,000	4,983,050
WI State GO	5.00%		5/1/2020	Aa1	7,110	7,406,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

WI State GO	5.00%		11/1/2022	Aa1		$5,000	$5,575,400
WV St GO	2.00%		6/1/2021	Aa2		2,105	2,111,904
Total							224,037,495

Health Care 13.77%

AK IDA - Yukon Koskokwim Hlth	3.50%		12/1/2020	NR		1,000	1,007,590
Allegheny County Health Network	5.00%		4/1/2026	A		2,500	2,858,275
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		1,430	1,490,575
AZ Hlth Facs - Phoenix Childrens Hsp	3.56% (MUNIPSA * 1 + 1.85	%)#	2/1/2048	A-		12,600	12,710,628
CA Hlth - St Joseph Hlth	5.00	%#(a)	7/1/2043	AA-		5,000	5,115,450
CA Hlth - Sutter Hlth	5.00%		11/15/2025	AA-		3,100	3,693,836
CA Stwde - Viamonte	3.00%		7/1/2026	AA-		4,500	4,547,880
CA Stwde - Viamonte	3.00%		7/1/2027	AA-		2,250	2,269,575
City of Atlantic Beach Fl - Fleet Landing	3.00%		11/15/2023	BBB	(c)	2,800	2,805,908
CO Hlth Facs - Christian Living Nghbrhds	4.00%		1/1/2021	NR		350	356,318
CT Hlth & Ed - Yale New Haven Hsp	2.124% (1 Mo. LIBOR * .67 + 0.55	%)#	7/1/2049	AA-		10,000	10,000,300
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2025	Baa3		1,500	1,654,125
DC Hsp - Childrens Ntl Hsp	5.00%		7/15/2021	A1		1,215	1,303,343
Duluth EDA - St Lukes Hsp	4.75%		6/15/2022	NR		2,735	2,772,087
Eisenhower Med Ctr	5.00%		7/1/2026	Baa2		1,345	1,544,773
Fairfax Co IDA - Inova Hlth	5.00%		5/15/2022	AA+		8,160	8,975,429
Franklin Co IDA - Menno-Haven	5.00%		12/1/2023	NR		500	529,160
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2021	A-		1,750	1,866,987
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2022	A-		2,000	2,178,920
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2023	A-		1,500	1,665,225
ID HFA - Madison Mem Hosp	4.00%		9/1/2020	BB+		1,565	1,596,503
IL Fin Auth - Northwestern Mem Hlth	5.00	%#(a)	7/15/2057	AA+		4,000	4,431,040
IL Fin Auth - Plymouth Place	5.00%		5/15/2025	BB+	(c)	1,225	1,305,960
IL Fin Auth - Presence Health	5.00%		2/15/2021	AA+		5,095	5,416,698
IL Fin Auth - Presence Health	5.00%		2/15/2022	AA+		4,000	4,359,480
IL Fin Auth - Rush Univ Med	5.00%		11/15/2020	A+		500	527,055
IL Fin Auth - Rush Univ Med	5.00%		11/15/2021	A+		695	751,177
Kanabec Co Hlth - Firstlight Hlth	2.75%		12/1/2019	NR		2,600	2,599,948
Karnes Co Hsp Dist	4.00%		2/1/2019	A	(c)	530	530,562
Kirkwood IDA - Aberdeen Hts	5.00%		5/15/2022	BB	(c)	805	847,448
Lancaster Co Hosp Auth - Bretheren Village	5.00%		7/1/2025	BB+	(c)	650	694,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Lenexa KS Hlth Facs - Lakeview Village	5.00%	5/15/2022	BB+	(c)	$1,720	$1,812,381
Lenexa KS Hlth Facs - Lakeview Village	5.00%	5/15/2025	BB+	(c)	990	1,063,527
MA DFA - Partners Hlth	2.21% (MUNIPSA * 1 + 0.50%)#	7/1/2038	AA-		5,000	4,989,550
Maricopa CO IDA - Honor Health(d)	5.00%	9/1/2021	A2		750	807,803
Maricopa CO IDA - Honor Health(d)	5.00%	9/1/2022	A2		750	824,295
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2020	BBB		3,000	3,125,970
MI Fin Auth - Henry Ford Hlth	5.00%	11/15/2022	A		1,770	1,947,867
MI Fin Auth - Trinity Health	5.00%	12/1/2026	AA-		2,250	2,647,912
Monroeville Pa Fin Auth - UPMC Hlth	3.00%	2/15/2023	A+		2,510	2,577,644
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2020	Baa3		1,235	1,265,011
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2021	Baa3		2,000	2,091,620
Montgomery Co IDA - Whitemarsh	4.00%	1/1/2023	NR		2,000	2,005,800
Morgan Co Hosp - USDA Replacement Proj	2.75%	9/1/2019	NR		2,030	2,031,949
MS Equip Facs - MS Baptist Hlth	3.01% (MUNIPSA * 1 + 1.30%)#	8/15/2036	BBB+		7,000	7,048,090
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2019	BB+		1,450	1,453,451
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2020	BB+		1,305	1,332,979
NC Med - Southminster	5.00%	10/1/2023	NR		750	801,795
New Hope Ed Facs - Childrens Hlth	5.00%	8/15/2023	Aa2		1,000	1,126,000
NH Hlth & Ed - Hillside Village†	3.50%	7/1/2022	NR		400	400,116
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2026	AA-		3,900	4,591,743
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2021	AA		900	956,556
Northampton Co - St. Lukes Univ Hlth	2.684% (1 Mo. LIBOR * .70 + 1.04%)#	8/15/2048	A-		8,000	8,004,560
NY Dorm - Montefiore Ob Group	5.00%	8/1/2024	BBB		1,500	1,693,245
NY Dorm - Orange Regl Med Ctr†	4.00%	12/1/2019	BBB-		1,500	1,521,210
NY Dorm - Orange Regl Med Ctr†	4.00%	12/1/2020	BBB-		1,000	1,028,560
NY Dorm - Orange Regl Med Ctr†	4.00%	12/1/2021	BBB-		1,700	1,769,190
OH Hsp - Cleveland Clinic	5.00%	1/1/2021	AA		3,440	3,645,643
OK DFA - OU Med	5.00%	8/15/2025	Baa3		550	618,008
OK DFA - OU Med	5.00%	8/15/2026	Baa3		800	907,616
Owensboro Health	5.00%	6/1/2025	Baa3		1,400	1,546,692
Palomar Hlth	5.00%	11/1/2021	BBB		500	533,200
Rockville Eco Dev - Ingleside at King Farm	2.50%	11/1/2024	BB	(c)	1,400	1,338,876
Sartell Hlth Care - Country Manor	4.00%	9/1/2020	NR		980	999,933
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB-	(c)	3,070	3,198,080
South Central Reg Med Ctr	1.70%	3/1/2020	NR		7,500	7,432,500
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2022	A1		1,000	1,097,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2023	A1		$1,350	$1,511,271
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2019	NR		1,230	1,263,345
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2020	NR		1,255	1,326,460
Tarrant Co Cultural - Buckner	3.875%	11/15/2022	NR		550	544,044
Tempe IDA - ASU Mirabella†	4.00%	10/1/2023	NR		2,060	2,062,657
Tulsa Co Industrial Auth - Montereau	5.00%	11/15/2026	BBB-	(c)	500	548,285
WA Hlth - Fred Hutchinson Cancer Ctr	2.779% (1 Mo. LIBOR * .67 + 1.10%)#	1/1/2042	A+		4,000	4,038,000
WI Hlth & Ed - American Baptist	3.50%	8/1/2022	NR		500	497,000
WI Hlth & Ed - Tomah Hosp	2.65%	11/1/2020	NR		3,375	3,370,747
WI PFA - Mary’s Woods†	3.00%	11/15/2022	BB	(c)	1,100	1,100,099
Total						188,905,594

Housing 0.10%

CA Stwde - CHF-Irvine LLC	5.00%	5/15/2022	Baa1		1,000	1,084,590
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2023	Baa3		100	109,010
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2026	Baa3		175	196,089
Total						1,389,689

Lease Obligations 5.47%

Buncombe Co Ltd Oblig	5.00%	6/1/2020	AA+		750	783,713
CA Pub Wks - Lease Rev	5.00%	10/1/2026	A+		1,500	1,791,630
CA Pub Wks - Lease Rev	5.00%	10/1/2027	A+		3,300	3,981,714
Comm of PA COPS	5.00%	7/1/2023	A2		500	553,725
Comm of PA COPS	5.00%	7/1/2025	A2		500	566,490
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2021	A1		5,000	5,383,050
KY Ppty & Bldgs Commn - Proj #84 (NPFGC)(FGIC)	5.00%	8/1/2020	A1		5,000	5,219,000
Los Angeles Co Pub Wks	5.00%	8/1/2019	AA		1,000	1,020,220
New Jersey Transp Tr Fnd Auth	5.00%	6/15/2019	BBB+		1,250	1,265,563
NJ EDA - Sch Facs	5.00%	6/15/2021	BBB+		4,490	4,747,412
NJ EDA - Sch Facs	5.00%	3/1/2022	BBB+		2,310	2,470,591
NJ EDA - Sch Facs	5.00%	6/15/2022	Baa1		900	967,743
NJ EDA - Sch Facs	5.00%	6/15/2022	BBB+		515	553,764
NJ EDA - Sch Facs	5.00%	11/1/2022	BBB+		3,275	3,543,353
NJ EDA - Sch Facs	5.00%	3/1/2023	BBB+		3,565	3,869,451
NJ EDA - Sch Facs	5.00%	3/1/2025	BBB+		5,205	5,611,302
NJ EDA - Sch Facs	5.00%	6/15/2025	Baa1		1,250	1,387,088
NJ Trans Trust Fund	5.00%	6/15/2021	A+		4,500	4,766,805
NJ Trans Trust Fund	5.00%	12/15/2023	BBB+		1,250	1,372,025
NJ Trans Trust Fund	5.00%	12/15/2024	BBB+		7,000	7,745,500
NJ Trans Trust Fund	5.00%	12/15/2025	BBB+		12,500	13,924,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

South Florida Wtr Mgt Dist COP	5.00%		10/1/2022	AA	$1,500	$1,658,670
Twin Rivers USD COP (AGM)	3.20	%#(a)	6/1/2041	AA	1,910	1,912,139
Total						75,095,823

Other Revenue 2.56%

Black Belt Energy - RBC	4.00	%#(a)	8/1/2047	Aa2	2,125	2,212,210
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2022	BBB-	1,250	1,361,675
CA Infra - Paul Getty Trust	2.287% (3 Mo. LIBOR * .70 + 0.37	%)#	4/1/2038	AAA	7,500	7,514,625
CA St Infra - LA Co Museum of Art	2.404% (1 Mo. LIBOR * .70 + 0.65	%)#	12/1/2050	A3	4,000	4,012,720
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2026	NR	1,605	1,672,217
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2028	NR	1,920	1,961,837
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,320,861
Miami Dade Co IDA - Waste Mgmt	1.75	%#(a)	9/1/2027	A-	4,900	4,879,567
Phoenix IDA - Basis Schs†	3.00%		7/1/2020	BB	740	733,384
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2022	A3	5,800	6,385,684
Total						35,054,780

Special Tax 1.79%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3	1,050	1,090,981
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3	250	261,958
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR	5,000	5,070,400
Brea Redev Agy	5.00%		8/1/2019	AA-	2,000	2,039,980
Brea Redev Agy	5.00%		8/1/2020	AA-	2,100	2,212,119
CT Spl Tax - Trans Infra	5.00%		10/1/2022	A+	3,400	3,727,420
CT Spl Tax - Trans Infra	5.00%		1/1/2026	A+	5,000	5,738,800
Peninsula Town Center†	4.00%		9/1/2023	NR	225	228,746
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%		9/1/2022	AA	3,370	3,720,076
Village CDD #12†	3.25%		5/1/2023	NR	500	500,615
Total						24,591,095

Tax Revenue 2.16%

FL Dept Env Protn - Florida Forever	5.00%		7/1/2022	AA-	3,410	3,764,538
IL State Sales Tax	5.00%		6/15/2024	BBB	7,245	7,805,908
Jefferson Co - Sch Warrant	5.00%		9/15/2023	AA	2,000	2,244,880
MD Dept Trans	4.00%		9/1/2026	AAA	4,750	5,346,077
NYC TFA - Future Tax	5.00%		11/1/2021	AAA	5,260	5,723,406
Phoenix Civic Impt Corp - Light Rail Proj	5.00%		7/1/2019	AA	4,670	4,744,627
Total						29,629,436

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco 4.03%

Buckeye Tobacco	5.125%		6/1/2024	B-		$4,780	$4,464,472
Golden St Tobacco	5.00%		6/1/2020	A+		5,300	5,536,698
Inland Empire Tobacco	4.625%		6/1/2021	NR		1,540	1,537,444
PA Tob Settlement	5.00%		6/1/2022	A1		2,250	2,448,945
PA Tob Settlement	5.00%		6/1/2023	A1		1,125	1,246,714
PA Tob Settlement	5.00%		6/1/2024	A1		5,000	5,612,700
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A		16,010	17,084,111
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR		4,000	3,917,760
Tobacco Settlement Auth WA	5.00%		6/1/2019	A		4,990	5,045,089
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB+		6,825	6,834,896
TSASC	5.00%		6/1/2021	A		1,500	1,592,610
Total							55,321,439

Transportation 10.51%

Atlanta Arpt - PFC	5.00%		1/1/2026	AA-		5,000	5,676,500
Bay Area Toll Auth	2.227% (3 Mo. LIBOR * .70 + 0.55	%)#	4/1/2045	AA		10,800	10,818,900
Bay Area Toll Auth	2.41% (MUNIPSA * 1 + 0.70	%)#	4/1/2047	AA		8,000	8,006,240
Bay Area Toll Auth	4.00%		4/1/2029	AA-		1,200	1,326,720
Central TX Mobility Auth	4.00%		1/1/2022	BBB+		5,000	5,183,950
Central TX Mobility Auth	5.00	%#(a)	1/1/2045	A-		5,000	5,191,200
Chicago O’Hare Arpt	5.00%		1/1/2021	A		1,500	1,589,970
Chicago Trans Auth	5.00%		6/1/2025	NR		2,000	2,252,780
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA		455	493,375
Cleveland Arpt (AGM)	5.00%		1/1/2023	AA		1,000	1,106,910
Denver City & Co Arpt	2.504% (1 Mo. LIBOR * .70 + 0.86	%)#	11/15/2031	A+		2,550	2,552,728
E470 Pub Hwy Auth	2.729% (1 Mo. LIBOR * .67 + 1.05	%)#	9/1/2039	A		2,000	2,014,740
E470 Pub Hwy Auth	5.00%		9/1/2019	A		1,000	1,019,050
Grand Parkway Trans Corp	5.00%		2/1/2023	A-	(c)	10,030	11,090,572
Harris Co Toll Rd	5.00%		8/15/2021	Aa2		1,500	1,618,125
IL Toll Hwy Auth	5.00%		12/1/2019	AA-		7,500	7,710,300
Illinois St Toll Hwy Auth	5.00%		1/1/2024	AA-		7,215	8,176,543
LA Offshore Term Auth - LOOP	2.00	%#(a)	10/1/2040	BBB+		2,000	1,978,560
MTA NY	5.00%		5/15/2021	NR		15,000	15,971,250
NC Tpk Auth - Triangle Exprs (AGM)	5.00%		1/1/2028	AA		1,500	1,744,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NJ Tpk Auth	2.394% (1 Mo. LIBOR * .70 + 0.75	%)#	1/1/2030	NR	$2,500	$2,515,525
NJ Tpk Auth	5.00%		1/1/2020	A+	5,000	5,156,000
NJ Tpk Auth	5.00%		1/1/2027	A2	3,200	3,804,512
NJ Trans Trust Fund	2.91% (MUNIPSA * 1 + 1.20	%)#	6/15/2034	BBB+	10,030	10,121,273
NJ Trans Trust Fund	5.00%		6/15/2023	A+	7,210	7,904,035
North TX Twy Auth	5.00%		1/1/2020	A+	2,500	2,577,000
North TX Twy Auth	5.00%		1/1/2023	A+	4,050	4,494,487
Port Auth NY & NJ - JFK IAT	5.00%		12/1/2020	Baa1	3,050	3,180,052
Triborough Brdg & Tunl Auth	5.00%		11/15/2021	AA-	5,000	5,446,450
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+	1,650	1,816,865
Wayne Co Arpt	5.00%		12/1/2022	A2	1,500	1,664,880
Total						144,203,737

Utilities 17.62%

American Muni Pwr - Hydroelec Proj	2.25	%#(a)	2/15/2048	A	6,500	6,501,235
CA Dept Wtr Res Wtr - Central Valley	5.00%		12/1/2019	NR	205	211,332
Central Plains - Goldman Sachs	5.00%		9/1/2027	BBB+	1,305	1,464,615
Chicago Wastewater	5.00%		1/1/2021	A	1,000	1,052,140
Chicago Wastewater	5.00%		1/1/2022	A	2,000	2,149,980
Chicago Water	5.00%		11/1/2021	A	1,125	1,206,709
Chicago Water	5.00%		11/1/2022	A	1,000	1,092,980
Chicago Water	5.00%		11/1/2022	A	5,680	6,208,126
Chicago Water (AGM)	5.00%		11/1/2028	AA	2,500	2,883,050
City of Rockport Poll Ctl - IN MI Pwr	3.05%		6/1/2025	A-	3,500	3,506,020
Detroit Water	5.00%		7/1/2021	AA-	420	447,443
Detroit Water	5.00%		7/1/2022	AA-	500	544,200
Dev - GA Power	2.35	%#(a)	7/1/2022	Baa1	1,500	1,487,895
Escambia Co PCR - Gulf Power	2.60%		6/1/2023	A2	3,000	3,011,160
Farmington Poll Ctl - NM Pub Svc	1.875	%#(a)	4/1/2033	BBB+	4,000	3,887,360
Farmington Poll Ctl - NM Pub Svc	2.125	%#(a)	6/1/2040	BBB+	1,200	1,163,904
Guam Pwr Auth (AGM)	5.00%		10/1/2019	AA	1,000	1,021,580
Houston Util Sys	5.00%		5/15/2020	AA	5,000	5,213,550
IL Fin Auth - Peoples Gas	1.875	%#(a)	2/1/2033	Aa3	6,500	6,440,460
JEA Elec Sys	5.00%		10/1/2020	A	635	664,801
KY Muni Pwr - Prairie State Proj	3.45	%#(a)	9/1/2042	A-	1,700	1,702,958
KY Pub Energy Auth - Peak Energy	4.00	%#(a)	4/1/2048	A3	15,435	16,147,788
Lehigh Co IDA - PPL Elec Util	1.80	%#(a)	2/15/2027	A1	10,660	10,338,601
Lehigh Co IDA - PPL Elec Util	1.80	%#(a)	9/1/2029	A1	3,000	2,908,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Long Island Power Auth	2.394% (1 Mo. USD-LIBOR-BBA	)#	5/1/2033	A-	$10,000	$10,003,500
Long Island Power Auth	5.00%		9/1/2026	A-	500	590,850
Long Island Power Auth	5.00%		9/1/2027	A-	500	595,070
Louisa IDA - VA Elec & Pwr Co	1.85	%#(a)	11/1/2035	A2	7,750	7,740,777
Main St Nat Gas - RBC	4.00	%#(a)	4/1/2048	Aa2	8,000	8,434,480
Maricopa Co Poll Ctl - NM Pub Svc	2.40	%#(a)	6/1/2043	BBB+	7,500	7,456,650
Mason Cnty Poll Ctrl - Appalachian Power	2.75%		10/1/2022	A-	27,500	27,421,625
MEAG - Proj 1	5.00%		1/1/2021	A2	7,000	7,355,180
MI Strat Fund - Detroit Edison	1.45	%#(a)	9/1/2030	Aa3	2,000	1,923,740
Monroe Co PCR - Gulf Power	2.00	%#(a)	9/1/2037	A2	6,000	5,966,220
Northern CA Gas - Goldman Sachs	4.00	%#(a)	7/1/2049	A3	5,000	5,233,100
PEAK Energy - BP	4.00	%#(a)	1/1/2049	A1	9,275	9,814,898
Peninsula Ports Auth - Dominion	1.55	%#(a)	10/1/2033	BBB	3,000	2,986,080
Philadelphia Gas Works	5.00%		8/1/2020	A	2,000	2,091,740
Philadelphia Gas Works	5.00%		8/1/2022	A	750	821,588
Philadelphia Gas Works	5.00%		8/1/2023	A	850	948,770
Philadelphia Gas Works	5.00%		8/1/2024	A	800	907,072
Philadelphia Water & Wastewater	5.00%		11/1/2023	A1	900	1,017,882
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca	2,000	1,890,000
PR Elec Pwr Auth(e)	5.25%		7/1/2018	NR	2,000	1,240,000
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2021	A3	4,350	4,668,115
San Antonio Elec & Gas	2.75	%#(a)	2/1/2048	Aa2	8,000	8,118,800
SE AL Gas Dist - Goldman Sachs	4.00	%#(a)	4/1/2049	A3	14,250	14,900,940
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2020	AA	1,000	1,053,970
TEAC - Goldman Sachs	4.00	%#(a)	5/1/2048	A3	6,000	6,239,160
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2019	A3	1,000	1,026,840
Wise Co IDA - VA Elec & Pwr Co	2.15	%#(a)	10/1/2040	A2	13,430	13,399,380
WV EDA - Appalachian Pwr	2.625	%#(a)	12/1/2042	A-	3,000	2,980,110
York Co EDA - VA Elec & Pwr Co	1.875	%#(a)	5/1/2033	A2	3,750	3,745,875
Total						241,828,769
Total Municipal Bonds (cost $1,150,576,922)						1,150,221,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 15.00%

Variable Rate Demand Notes 15.00%

Corporate-Backed 3.31%

St James Parish - Nucor Steel	1.98%	1/2/2019	11/1/2040	A-	$25,500	$25,500,000
St James Parish - Nucor Steel	2.00%	1/2/2019	11/1/2040	A-	20,000	20,000,000
Total						45,500,000

Education 0.32%

Met Govt Nashville H & E - Fisk Univ	1.85%	1/3/2019	12/1/2020	NR	4,335	4,335,000

General Obligation 0.12%

NYC GO	1.72%	1/2/2019	8/1/2038	AA	1,610	1,610,000

Health Care 5.96%

AR DFA - Baptist Mem Hlth	2.44%	1/2/2019	9/1/2044	BBB+	15,000	15,000,000
NJ Hlth - Christian Hlth Care Ctr	2.00%	1/3/2019	7/1/2038	BBB+	6,545	6,545,000
OH Hosp - Univ Hosp Hlth Sys	2.01%	1/2/2019	1/15/2033	A	29,720	29,720,000
Shelby Co Hlth Ed Hsg - Methodist Le Bonheur (AGM)	1.73%	1/2/2019	6/1/2042	AA	10,600	10,600,000
WV United Health Sys	1.98%	1/2/2019	6/1/2033	A	20,000	20,000,000
Total						81,865,000

Housing 0.93%

IN Hsg & Cmnty Dev - SF Mtge Rev (GNMA)	1.95%	1/2/2019	7/1/2047	Aaa	12,845	12,845,000

Money Market Securities 1.07%

NYC TFA	1.79%	1/2/2019	11/1/2022	AAA	14,705	14,705,000

Other Revenue 0.39%

WI Hlth & Ed - Maranatha Baptist	2.46%	1/3/2019	8/1/2026	BBB+	5,300	5,300,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 0.35%

NYC TFA - Future Tax	1.77%	1/2/2018	11/1/2022	AAA	$4,800	$4,800,000

Utilities 2.55%

Appling Co Dev - GA Power	1.77%	1/2/2019	9/1/2041	A-	22,500	22,500,000
NYC Muni Water	1.68%	1/2/2019	6/15/2049	AA+	3,100	3,100,000
NYC Muni Water	1.77%	1/2/2019	8/1/2031	AAA	9,375	9,375,000
Total						34,975,000

Total Short-Term Investment (cost $205,935,000)						205,935,000

Total Investments in Securities 98.81% (cost $1,356,511,922)						1,356,156,720

Cash and Other Assets in Excess of Liabilities 1.19%						16,285,423

Net Assets 100.00%						$1,372,442,143

Note: See Footnotes to Schedule of Investments on page 117 of this report

The following is a summary of the inputs used as December 31, 2018 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$1,150,221,720	$—	$1,150,221,720
Short-Term Investments
Variable Rate Demand Notes	—	205,935,000	—	205,935,000
Total	$—	$1,356,156,720	$—	$1,356,156,720

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.38%

Corporate-Backed 8.20%

AL IDA - Office Max Rmkt AMT	6.45	%#(a)	12/1/2023	B1	$2,300	$2,311,546
Arista Met District	5.00%		12/1/2038	NR	1,240	1,253,665
Babylon IDA - Covanta	5.00%		1/1/2019	AA	4,000	4,000,000
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR	3,600	3,869,712
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR	550	581,158
CA Poll Ctl - Waste Mgmt AMT	3.00%		11/1/2025	A-	9,850	9,861,820
Chandler AZ IDR - Intel Corp AMT	2.70	%#(a)	12/1/2037	A+	7,250	7,278,057
Citizens Property Insurance Corp	5.00%		6/1/2022	A+	12,500	13,529,250
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	245,615
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	606,938
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-	1,750	1,853,530
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2026	NR	2,980	3,195,603
Houston Arpt - United Airlines AMT	5.00%		7/15/2028	BB	2,400	2,720,856
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B	10,000	10,606,900
IA Fin Auth - Iowa Fertilizer Co	5.50%		12/1/2022	B	15	15,015
IA Fin Auth - Iowa Fertilizer Co†	5.875%		12/1/2026	B	3,365	3,536,077
IN Fin Auth - US Steel	6.00%		12/1/2019	B	3,195	3,270,242
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2026	A1	9,425	10,523,389
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2027	A1	8,300	9,218,976
JFK IAT - American Airlines AMT	5.00%		8/1/2026	BB-	12,750	13,309,980
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA	2,000	2,199,640
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB	8,850	8,419,359
LA Env Facs - Westlake Chem	6.50%		8/1/2029	BBB	6,780	7,206,598
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2028	A3	1,800	1,939,338
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%		1/1/2022	NR	1,500	1,518,345
Martin Co IDA - Indiantown Cogen AMT†	4.20%		12/15/2025	BBB+	6,000	6,079,140
Matagorda Co Nav Dist - AEP TX Central	4.00%		6/1/2030	A-	8,000	8,218,320
MD EDC - Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR	2,570	1,747,600
Met Govt Nashville & Davidson Cnty	4.00%		7/1/2034	AA	10,000	10,675,900
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	10,000	10,191,700
National Finance Authority - Covanta AMT†	4.00%		11/1/2027	B1	2,975	2,929,185
Nez Perce CO Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	10,500	10,262,175
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	4,650	4,601,500
NJ EDA - Continental Airlines AMT	4.875%		9/15/2019	BB	850	862,878
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	BB	6,775	7,282,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	BB		$13,820	$14,946,054
NJ EDA - Sch Facs	5.00%		6/15/2030	A-	(c)	2,000	2,193,240
NJ EDA - Sch Facs	5.00%		6/15/2033	A-	(c)	2,000	2,157,040
NY Energy RDA - NYSEGC	3.50%		10/1/2029	A-		8,200	8,272,980
NYC Cap Res - Arthur Mgmt	7.00%		8/1/2025	NR		3,415	3,483,949
NYC IDA - TRIPS AMT	5.00%		7/1/2022	BBB		2,330	2,533,526
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB		3,500	3,725,785
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR		1,800	1,794,510
OH Air Quality - Pratt Paper AMT†	4.25%		1/15/2038	NR		3,750	3,735,413
OK DFA - Waste Mgmt	2.375	%#(a)	12/1/2021	A-		1,665	1,650,381
PA EDA - Procter & Gamble AMT	5.375%		3/1/2031	AA-		1,080	1,304,143
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB		6,715	7,009,990
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB-		7,710	8,099,509
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB		13,400	13,945,916
Tulsa Mun Arpt - American Airlines AMT	5.00	%#(a)	6/1/2035	BB-		5,000	5,391,500
VA Small Bus Fing - Covanta AMT†	5.00	%#(a)	1/1/2048	B		440	447,251
Valdez Marine Term - BP	5.00%		1/1/2021	A1		10,000	10,541,400
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR		1,020	1,112,269
Valparaiso Facs - Pratt Paper AMT	6.75%		1/1/2034	NR		5,000	5,716,550
Warren Co - Intl Paper	2.90	%#(a)	9/1/2032	BBB		7,500	7,525,875
West Pace Coop Dist(e)	9.125%		5/1/2039	NR		4,900	2,842,000	(g)
Whiting Env Facs - BP AMT	5.00	%#(a)	11/1/2045	A1		6,855	7,445,284
Whiting Env Facs - BP Rmkt	5.25%		1/1/2021	A1		5,000	5,294,950
WI PFA - TRIPS AMT	5.25%		7/1/2028	BBB		3,750	4,031,812
WI Pub Fin Auth - Celanese AMT	4.30%		11/1/2030	BBB-		2,125	2,154,261
WI Pub Fin Auth - Celanese AMT†	5.00%		12/1/2025	BBB-		6,500	7,072,910
Total							320,350,885

Education 5.20%

CA Fin Auth - Biola Univ	5.00%		10/1/2028	Baa1		420	463,911
CA Fin Auth - Biola Univ	5.00%		10/1/2030	Baa1		430	470,536
CA State Univ Sys	5.00%		11/1/2024	Aa2		5,000	5,453,550
CA State Univ Sys	5.00%		11/1/2026	Aa2		2,750	3,301,210
Chicago Brd Ed	5.00%		12/1/2034	B+		3,000	3,071,370
Chicago Brd Ed	5.00%		12/1/2036	B+		9,000	9,148,500
Cleveland State Univ	5.00%		6/1/2024	A+		1,775	1,919,077
Clifton Higher Ed - Intl Ldrshp Sch	5.125%		8/15/2030	NR		3,500	3,447,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

CT Hlth & Ed - Quinnipiac Univ	5.00%	7/1/2033	A-	$8,230	$9,205,008
Cuyahoga CCD	5.00%	8/1/2020	Aa2	1,800	1,859,418
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2032	BB+	2,400	2,575,920
Fulton Co Dev - GA Tech Athletic Assoc	5.00%	10/1/2022	A2	7,480	8,200,324
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3	1,000	1,000,740
IL Fin Auth - IL Inst of Tech	6.50%	2/1/2023	Baa3	2,000	2,007,380
IL Fin Auth - Loyola Univ Chicago	5.00%	7/1/2025	A1	8,620	9,348,821
IL Fin Auth - Noble Chtr Sch	5.00%	9/1/2025	BBB	1,500	1,623,795
IL Fin Auth - Roosevelt Univ	6.50%	4/1/2039	Ba3	2,000	2,068,680
IL Fin Auth - Univ Chicago	5.00%	10/1/2030	Aa2	8,000	9,072,880
MA DFA - Emerson Clg	5.00%	1/1/2026	BBB+	5,135	5,718,439
MA DFA - Emerson Clg	5.00%	1/1/2027	BBB+	2,700	2,994,246
MA DFA - Emerson Clg	5.00%	1/1/2028	BBB+	1,810	1,997,860
MA DFA - Emmanuel College	5.00%	10/1/2032	Baa2	5,000	5,483,350
NC Cap Facs - High Point Univ	5.00%	5/1/2032	A-	2,500	2,642,725
NH Hlth & Ed - Univ Sys of NH	5.50%	7/1/2020	AA-	1,890	1,925,494
NJ Ed Facs - Montclair State Univ	5.00%	7/1/2027	A2	3,560	4,164,808
Nova Southeastern Univ	5.00%	4/1/2037	A-	5,000	5,575,200
Nova Southeastern Univ	5.00%	4/1/2038	A-	2,500	2,777,175
NV Dept of Bus & Ind - Somerset Academy†	4.50%	12/15/2029	BB	750	752,205
NV Dept of Bus & Ind - Somerset Academy†	5.00%	12/15/2038	BB	1,000	1,009,320
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2026	A-	5,000	5,764,450
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2027	A-	10,000	11,470,700
NY Dorm - Pace Univ	5.00%	5/1/2021	BBB-	1,845	1,949,040
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-	980	1,068,935
NY Dorm - Pace Univ	5.00%	5/1/2026	BBB-	980	1,055,656
NY Dorm - SUNY	5.00%	7/1/2026	Aa3	2,000	2,326,660
NY Dorm - SUNY	5.00%	7/1/2027	Aa3	4,880	5,645,135
NY Dorm - SUNY	5.00%	7/1/2027	Aa3	500	579,375
NY Dorm - SUNY	5.00%	7/1/2028	Aa3	4,110	4,730,405
NY Dorm - SUNY	5.00%	7/1/2029	Aa3	2,750	3,156,230
Pima IDA - American Leadership Acad†	4.75%	6/15/2037	NR	4,500	4,456,260
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2029	A3	1,500	1,649,865
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2031	A3	1,360	1,486,874
Troy Cap Res Corp - RPI	5.00%	8/1/2024	A3	1,000	1,140,000
Troy Cap Res Corp - RPI	5.00%	8/1/2025	A3	2,630	3,040,280
Troy Cap Res Corp - RPI	5.00%	8/1/2026	A3	1,000	1,159,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

Troy Cap Res Corp - RPI	5.00%	8/1/2027	A3	$1,600	$1,844,512
Univ of Houston	5.00%	2/15/2029	AA	10,280	11,931,174
Univ of Illinois (AGM)	4.00%	4/1/2033	AA	4,905	5,140,538
Univ of Illinois (AGM)	4.00%	4/1/2034	AA	5,100	5,316,087
Univ of North Carolina - Wilmington	5.00%	6/1/2023	A1	2,435	2,732,070
Univ of North Carolina - Wilmington	5.00%	6/1/2024	A1	2,560	2,922,342
VA Clg Bldg Auth	4.00%	9/1/2035	AA+	8,795	9,322,876
Western MI Univ (AGC)	5.25%	11/15/2020	AA	3,980	3,991,303
Total					203,159,689

Financial Services 0.68%

Berks Co IDA - Tower Hlth	4.00%	11/1/2031	A	2,280	2,369,353
Berks Co IDA - Tower Hlth	5.00%	11/1/2030	A	1,315	1,494,642
MA Ed Fin Auth AMT	3.625%	7/1/2034	AA	15,000	15,029,850
NJ Higher Ed Assistance Auth AMT	3.75%	12/1/2030	Aaa	2,350	2,372,255
NJ Higher Ed Assistance Auth AMT	4.00%	12/1/2032	Aaa	2,690	2,779,523
NJ Higher Ed Assistance Auth AMT	4.00%	12/1/2034	Aaa	2,400	2,460,552
Total					26,506,175

General Obligation 14.54%

Bellwood GO	5.875%	12/1/2027	A	5,000	5,595,200
Bellwood GO	6.15%	12/1/2032	A	3,770	4,249,582
CA State GO	2.403% (1 Mo. LIBOR * .70 + 0.76%)#	12/1/2031	AA-	5,000	5,040,200
CA State GO	5.00%	3/1/2025	AA-	7,000	8,211,420
CA State GO	5.00%	10/1/2027	AA-	10,000	11,132,700
CA State GO	5.00%	9/1/2030	AA-	10,000	11,544,800
CA State GO	5.25%	3/1/2022	AA-	6,320	6,577,477
Chabot/Las Positas CCD	5.00%	8/1/2023	AA	3,000	3,428,520
Chicago Brd Ed	5.00%	12/1/2029	B+	3,000	3,143,220
Chicago Brd Ed	5.00%	12/1/2030	B+	3,100	3,230,262
Chicago Brd Ed	5.00%	12/1/2031	B+	1,500	1,555,740
Chicago Brd Ed	5.00%	12/1/2031	B+	3,100	3,126,257
Chicago Brd Ed	5.00%	12/1/2032	B+	1,200	1,241,676
Chicago Brd Ed	5.00%	12/1/2033	B+	900	927,639
Chicago Brd Ed	5.00%	12/1/2034	B+	475	487,303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Chicago Brd Ed	5.00%	12/1/2035	B+	$450	$460,220
Chicago Brd Ed	5.00%	12/1/2046	B+	7,500	7,477,275
Chicago Brd Ed†	6.75%	12/1/2030	B+	5,000	5,890,550
Chicago GO	5.00%	1/1/2022	BBB+	7,770	8,127,886
Chicago GO	5.00%	1/1/2024	BBB+	15,000	15,902,850
Chicago GO	5.00%	1/1/2025	BBB+	7,000	7,469,700
Chicago GO	5.00%	1/1/2031	BBB+	2,210	2,317,561
Chicago GO	5.00%	1/1/2034	BBB+	7,625	7,841,855
Chicago GO	5.125%	1/1/2027	BBB+	3,100	3,265,664
Chicago GO	5.25%	1/1/2028	BBB+	3,845	4,079,968
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,051,490
Chicago GO	5.625%	1/1/2030	BBB+	1,835	2,035,988
Chicago GO	6.00%	1/1/2038	BBB+	17,835	19,880,674
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA+	4,600	5,341,888
Chicago Met Water Reclmtn Dist	5.00%	12/1/2028	AA+	6,715	7,736,083
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2025	AA+	1,450	1,667,079
Clark Co GO	5.00%	11/1/2027	AA+	10,775	12,465,059
Cook Co GO	5.00%	11/15/2020	AA-	5,000	5,245,150
Cook Co GO	5.00%	11/15/2021	AA-	5,000	5,363,650
Cook Co GO	5.00%	11/15/2025	AA-	6,000	6,480,360
Cook CO GO	5.25%	11/15/2023	AA-	10,510	11,307,499
CT State GO	4.00%	6/15/2037	A1	775	784,122
CT State GO	5.00%	10/15/2028	A1	12,500	13,965,750
CT State GO	5.00%	6/15/2032	A1	1,000	1,119,790
CT State GO	5.00%	6/15/2034	A1	1,100	1,223,343
CT State GO	5.00%	6/15/2035	A1	1,125	1,246,399
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	254,153
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285	3,772,330
Geneva USD	5.00%	1/1/2028	AA+	1,125	1,308,184
Geneva USD	5.00%	1/1/2029	AA+	2,200	2,539,416
Geneva USD	5.00%	1/1/2030	AA+	1,400	1,607,368
HI State GO	5.00%	8/1/2026	AA+	7,590	8,729,790
Houston GO	5.00%	3/1/2024	AA	2,000	2,282,240
IL State GO	5.00%	7/1/2022	BBB-	6,500	6,835,530
IL State GO	5.00%	8/1/2023	BBB-	5,350	5,674,959
IL State GO	5.00%	8/1/2024	BBB-	14,565	15,203,530
IL State GO	5.00%	11/1/2026	BBB-	10,000	10,735,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

IL State GO	5.00%	1/1/2027	BBB-	$12,010	$12,804,341
IL State GO	5.00%	11/1/2027	BBB-	5,000	5,339,850
IL State GO	5.00%	2/1/2028	BBB-	13,620	14,542,074
IL State GO	5.00%	11/1/2028	BBB-	11,280	12,059,448
IL State GO	5.00%	2/1/2029	BBB-	5,440	5,773,635
IL State GO	5.00%	11/1/2029	BBB-	2,800	2,959,432
IL State GO	5.00%	10/1/2032	BBB-	8,300	8,737,742
IL State GO	5.00%	10/1/2033	BBB-	5,000	5,247,450
IL State GO	5.25%	7/1/2030	BBB-	5,430	5,697,590
IL State GO	5.25%	2/1/2034	BBB-	3,295	3,422,615
IL State GO	5.50%	7/1/2038	BBB-	5,000	5,234,500
IL State GO	6.00%	5/1/2026	BBB-	6,000	6,796,020
LA State GO	5.00%	5/1/2028	AA-	11,180	12,827,261
Lubbock GO	5.00%	2/15/2026	AA+	11,810	13,619,410
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,471,715
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,787,075
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,509,840
MA State GO	5.00%	9/1/2024	Aa1	1,505	1,663,582
Nassau Co GO (AGM)	5.00%	1/1/2026	AA	10,000	11,553,500
NJ State GO	5.00%	6/1/2027	A-	3,650	4,262,871
NJ State GO	5.00%	6/1/2029	A-	5,000	5,718,400
NV State GO	5.00%	11/1/2026	AA	7,500	8,709,900
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2021	AA	1,500	1,624,995
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	2,836,575
NYC GO	5.00%	10/1/2021	AA	6,000	6,496,620
NYC GO	5.00%	8/1/2022	AA	10,010	10,786,876
NYC GO	5.00%	8/1/2025	AA	12,000	13,500,000
NYC GO	5.00%	8/1/2026	AA	5,235	5,683,482
PA State GO	4.00%	3/1/2038	Aa3	8,020	8,230,284
PA State GO	5.00%	1/15/2028	Aa3	10,000	11,635,300
Peralta CCD	5.00%	8/1/2021	AA-	3,000	3,248,610
Philadelphia Sch Dist	5.00%	9/1/2026	A2	500	573,130
Philadelphia Sch Dist	5.00%	9/1/2027	A2	600	692,886
Philadelphia Sch Dist	5.00%	9/1/2028	A2	500	580,580
Philadelphia Sch Dist (AGM)	5.00%	6/1/2030	AA	5,000	5,654,350
Philadelphia Sch Dist (AGM)	5.00%	6/1/2031	AA	5,000	5,631,950
PR Comwlth GO (AGM)	5.25%	7/1/2024	AA	855	907,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

PR Comwlth GO (AMBAC)	5.50%		7/1/2019	Ca		$550	$556,237
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		1,620	1,620,972
PR Pub Bldg Auth GTD (AMBAC)	10.00	%#(a)	7/1/2035	Ca		4,245	4,492,653
Reedy Creek Impt Dist GO	4.00%		6/1/2031	AA-		2,240	2,398,502
RI State GO	5.00%		8/1/2029	AA		7,500	8,952,150
San Francisco Co USD	5.00%		6/15/2027	AA		5,000	5,801,650
VT EDA - Casella Waste AMT†	4.625	%#(a)	4/1/2036	B-		750	734,205
WA State GO	5.00%		8/1/2022	AA+		14,245	15,361,808
Wake Co Ltd Ob	4.00%		12/1/2031	AA+		5,000	5,382,550
Total							568,305,153

Health Care 14.73%

AL PFA - AL Proton Therapy†	6.85%		10/1/2047	NR		2,160	2,244,542
Alachua Co Hlth - East Ridge Ret Vlg	5.00%		11/15/2024	BB-	(c)	4,000	4,073,000
Alachua Co Hlth - East Ridge Ret Vlg	5.625%		11/15/2029	BB-	(c)	1,000	1,027,790
Allegheny County Health Network	5.00%		4/1/2030	A		4,750	5,453,902
Allegheny County Health Network	5.00%		4/1/2031	A		6,000	6,847,800
Antelope Valley Hlth	5.00%		3/1/2031	Ba3		7,000	7,558,390
AR DFA - Baptist Mem Hlth	3.26% (MUNIPSA * 1 + 1.55	%)#	9/1/2044	BBB+		12,000	12,229,320
Atlantic Bch Hlth - Fleet Landing	5.00%		11/15/2028	BBB	(c)	2,020	2,149,765
AZ Hlth Facs - Phoenix Childrens Hsp	3.56% (MUNIPSA * 1 + 1.85	%)#	2/1/2048	A-		14,500	14,627,310
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%		2/1/2030	A-		6,000	6,421,320
Banner Health	5.00%		1/1/2028	AA-		5,000	5,970,200
Blaine Sr Hsg & Hlthcare - Crest View	5.125%		7/1/2025	NR		3,450	3,383,829
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540	1,703,779
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000	1,099,710
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000	2,193,980
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+		4,880	5,347,602
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+		3,705	4,052,862
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,300	1,415,531
CA Hlth - Lucile Packard Childrens Hsp	5.00%		8/15/2031	A+		1,150	1,335,254
CA Hlth - Lucile Packard Childrens Hsp	5.00%		8/15/2032	A+		1,250	1,444,838
CA Hlth - Sutter Hlth	5.00%		11/15/2032	AA-		2,000	2,333,040
CA Hlth - Sutter Hlth	5.00%		11/15/2033	AA-		2,450	2,841,339
CA Hlth - Sutter Hlth	5.00%		11/15/2034	AA-		3,350	3,859,669
CA Hlth Facs - Cedars-Sinai Med Ctr	5.00%		11/15/2026	Aa3		5,000	5,950,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Muni Fin - Cmnty Med Ctrs	5.00%		2/1/2030	A-		$3,305	$3,706,723
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2033	BB-		1,000	1,075,310
CA Stwde - Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB-		5,000	5,430,050
CA Stwde - Loma Linda Univ Med Ctr	5.25%		12/1/2034	BB-		4,500	4,820,265
CA Stwde - Loma Linda Univ Med Ctr†	5.25%		12/1/2038	BB-		1,500	1,614,090
CA Stwde - So Cal Presbyterian†	6.25%		11/15/2019	BBB+	(c)	360	371,300
Camden CO Impt Auth - Cooper Hlth	5.00%		2/15/2023	BBB+		3,000	3,303,930
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2024	BBB+		3,730	4,177,078
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2025	BBB+		1,250	1,393,463
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2027	BBB+		1,000	1,103,670
Church Home of Hartford†	3.25%		9/1/2021	BB	(c)	80	80,011
Clarke Co Hsp - Piedmont Hlth	5.00%		7/1/2029	AA-		7,090	8,194,906
Clarke Co Hsp - Piedmont Hlth	5.00%		7/1/2030	AA-		4,500	5,165,100
CO Hlth Facs - American Baptist	7.00%		8/1/2019	NR		240	243,377
CO Hlth Facs - Christian Living Cmnty	5.125%		1/1/2030	NR		600	619,728
CO Hlth Facs - Christian Living Nghbrhds	5.00%		1/1/2031	NR		1,400	1,483,804
CO Hlth Facs - Valley View Hosp	2.80	%#(a)	5/15/2042	A-		2,510	2,535,702
Comanche Co Hsp Auth	5.00%		7/1/2022	BB+		2,435	2,577,155
Cumberland Co Mun Auth - Asbury	5.25%		1/1/2032	NR		1,200	1,227,312
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2037	NR		5,000	5,318,450
DC Hsp - Childrens Ntl Hsp	5.00%		7/15/2026	A1		1,700	1,957,159
Decatur Hsp - Wise Hlth	5.00%		9/1/2034	BBB-		4,825	5,162,846
Decatur Hsp - Wise Hlth	5.25%		9/1/2029	BBB-		800	878,616
Duluth EDA - St Lukes Hsp	5.75%		6/15/2032	NR		4,250	4,601,262
Eden Twp Hlthcare Dist COP	5.375%		6/1/2023	NR		3,085	3,201,119
Eisenhower Med Ctr	5.00%		7/1/2029	Baa2		900	1,031,184
Eisenhower Med Ctr	5.00%		7/1/2031	Baa2		1,500	1,701,825
Eisenhower Med Ctr	5.00%		7/1/2033	Baa2		1,000	1,126,620
Fairfax Co EDA - Vinson Hall	4.50%		12/1/2032	BBB+	(c)	2,500	2,561,875
Franklin Co IDA - Menno-Haven	5.00%		12/1/2031	NR		1,000	1,046,100
Franklin Co IDA - Menno-Haven	5.00%		12/1/2033	NR		1,000	1,037,160
Franklin Co IDA - Menno-Haven	5.00%		12/1/2038	NR		1,000	1,019,540
Franklin Hlth - Proton Therapy†	6.50%		6/1/2027	NR		5,000	5,103,850
Gaithersburg Econ Dev - Asbury	5.65%		1/1/2019	BBB	(c)	2,000	2,000,000
Glendale IDA - Beatitudes	5.00%		11/15/2036	NR		1,500	1,507,380
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2035	A-		3,300	3,731,112
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2036	A-		3,000	3,371,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Greeneville Hlth - Ballad Hlth	5.00%		7/1/2037	A-		$12,000	$13,422,840
Guadalupe Co - Seguin City Hospital	5.25%		12/1/2035	BB		3,000	3,201,960
Hanover Co EDA - Covenant Woods	4.50%		7/1/2030	NR		2,790	2,815,138
Harris Co Cultural Ed - Brazos	6.375%		1/1/2033	BBB-	(c)	1,385	1,522,475
Harris Co Cultural Ed - Brazos	4.00%		1/1/2023	BBB-	(c)	800	814,488
Harris Co Cultural Ed - Brazos	5.00%		1/1/2033	BBB-	(c)	545	558,260
HI Dept Budget - Kahala Nui	5.00%		11/15/2027	A-	(c)	1,500	1,656,000
IA Fin Auth - Iowa Fertilizer Co	5.25	%#(a)	12/1/2050	B		8,095	8,613,728
IL Fin Auth - Ascension Health	4.00%		2/15/2033	AA+		5,000	5,250,950
IL Fin Auth - Centegra Hlth	5.00%		9/1/2034	AA+		1,015	1,128,873
IL Fin Auth - Northwestern Mem Hlth	5.00%		7/15/2027	AA+		1,500	1,782,750
IL Fin Auth - Northwestern Mem Hlth	5.00%		7/15/2028	AA+		1,800	2,137,824
IL Fin Auth - Northwestern Mem Hlth	5.00%		7/15/2029	AA+		1,000	1,180,630
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%		8/15/2030	AA		2,500	2,559,213
IL Fin Auth - Plymouth Place	5.00%		5/15/2030	BB+	(c)	1,690	1,737,185
IL Fin Auth - Silver Cross Hsp	5.00%		8/15/2035	Baa1		4,500	4,900,995
Karnes Co Hsp Dist	5.00%		2/1/2024	A	(c)	1,710	1,807,983
Karnes Co Hsp Dist	5.00%		2/1/2034	A	(c)	1,000	1,052,080
Kirkwood IDA - Aberdeen Heights	5.25%		5/15/2037	BB	(c)	2,000	2,090,740
KY EDA - Masonic Homes	5.375%		11/15/2032	NR		2,385	2,477,896
KY EDFA - Owensboro Hlth	5.00%		6/1/2029	Baa3		4,235	4,678,023
KY EDFA - Owensboro Hlth	5.00%		6/1/2032	Baa3		6,000	6,514,020
MA DFA - Partners Hlthcare Sys	5.00%		7/1/2030	AA-		9,660	11,356,296
Maricopa CO IDA - Honor Health(d)	5.00%		9/1/2033	A2		500	570,695
Maricopa CO IDA - Honor Health(d)	5.00%		9/1/2034	A2		1,000	1,136,070
Maricopa CO IDA - Honor Health(d)	5.00%		9/1/2035	A2		1,000	1,132,530
Maricopa CO IDA - Honor Health(d)	5.00%		9/1/2036	A2		1,800	2,021,202
MD Hlth & Hi Ed - Mercy Med Ctr	5.00%		7/1/2031	BBB		1,100	1,167,584
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%		7/1/2024	BBB		5,000	5,629,800
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%		7/1/2026	Ba3		7,755	8,149,807
Meadville Med Center	6.00%		6/1/2036	NR		3,830	4,150,839
MI Fin Auth - Crittenton Hospital	5.00%		6/1/2022	NR		2,960	3,255,467
MI Fin Auth - Crittenton Hospital	5.00%		6/1/2027	NR		7,250	7,973,695
MI Fin Auth - Trinity Health	5.00%		12/1/2035	AA-		5,000	5,705,350
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%		11/15/2030	Baa1		1,500	1,633,275
MN Agric & Econ Dev - Essential Hlth Rmkt (AGC)	5.50%		2/15/2025	AA		4,500	4,669,380
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2024	Baa3		4,000	4,392,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Montgomery Co IDA - Einstein Hlthcare	5.25%		1/15/2026	Baa3		$2,000	$2,241,960
Montgomery Co IDA - Einstein Hlthcare	5.25%		1/15/2028	Baa3		3,000	3,334,980
Montgomery Co IDA - Whitemarsh	4.00%		1/1/2023	NR		4,000	4,011,600
Montgomery Co IDA - Whitemarsh	5.00%		1/1/2030	NR		2,000	1,999,900
Moon IDC - Baptist Homes Soc	5.00%		7/1/2020	NR		655	666,502
Moon IDC - Baptist Homes Soc	5.125%		7/1/2025	NR		4,600	4,770,844
Multnomah Co Hsp Facs - Mirabella	5.125%		10/1/2034	NR		4,000	4,139,360
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2033	BB+		10,500	10,882,305
Nassau Co LEAC - Winthrop Univ Hsp	5.00%		7/1/2027	Baa2		3,000	3,228,630
NC Med - Lutheran Svcs	4.75%		3/1/2032	NR		2,550	2,620,635
NC Med - Southminster	5.00%		10/1/2031	NR		1,750	1,841,630
New Hope Cult Ed Facs - Carillon	5.00%		7/1/2036	NR		1,250	1,267,938
New Hope Cult Ed Facs - Crestview	5.00%		11/15/2031	BB+	(c)	850	895,110
New Hope Ed Facs - Childrens Hlth	5.00%		8/15/2026	Aa2		2,000	2,355,380
New Hope Ed Facs - Childrens Hlth	5.00%		8/15/2028	Aa2		3,170	3,745,799
NH Hlth & Ed - Hillside Village†	3.50%		7/1/2022	NR		1,200	1,200,348
NJ Hlth - AHS Hsp Corp	5.125%		7/1/2019	AA-		70	70,188
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2028	AA-		5,500	6,541,810
NJ Hlth - St Josephs Hlth	5.00%		7/1/2028	BBB-		1,300	1,447,498
NJ Hlth - St Josephs Hlth	5.00%		7/1/2029	BBB-		1,605	1,781,486
NJ Hlth - St Josephs Hlth	5.00%		7/1/2030	BBB-		1,100	1,214,807
NJ Hlth - St Josephs Hlth	5.00%		7/1/2031	BBB-		1,110	1,219,690
NJ Hlth - St Peters Univ Hsp	5.25%		7/1/2021	BB+		1,570	1,572,653
NJ Hlth - St Peters Univ Hsp	6.00%		7/1/2026	BB+		5,500	5,856,840
NJ Hlth - Univ Hosp (AGM)	5.00%		7/1/2028	AA		2,000	2,272,340
NM Hsp - Haverland	5.00%		7/1/2032	BBB	(c)	1,000	1,035,940
Norfolk EDA - Sentara Hlth	5.00	%#(a)	11/1/2048	AA		5,500	6,543,515
NY Dorm - Mem Sloan Kettering	5.00%		7/1/2027	AA-		3,600	4,367,772
NY Dorm - Montefiore	4.00%		8/1/2036	BBB		1,650	1,664,355
NY Dorm - Montefiore	4.00%		8/1/2037	BBB		650	652,041
NY Dorm - Montefiore	4.00%		8/1/2038	BBB		900	896,346
NY Dorm - Montefiore	5.00%		8/1/2033	BBB		900	1,022,364
NY Dorm - Montefiore	5.00%		8/1/2034	BBB		500	564,480
NY Dorm - Montefiore	5.00%		8/1/2035	BBB		900	1,012,932
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2026	BBB-		1,500	1,721,220
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2027	BBB-		1,300	1,484,717
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2028	BBB-		2,000	2,268,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		$4,000	$4,481,960
OK DFA - OU Med	5.00%	8/15/2033	Baa3		5,045	5,584,361
OK DFA - OU Med	5.00%	8/15/2038	Baa3		2,380	2,554,597
OK DFA - OU Med	5.25%	8/15/2043	Baa3		5,000	5,432,250
Palomar Hlth	5.00%	11/1/2036	BBB		2,980	3,234,730
Palomar Hlth Care Dist COP	5.25%	11/1/2021	Ba1		2,370	2,477,219
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2029	BBB-		1,915	2,117,090
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2030	BBB-		2,045	2,245,083
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2032	BBB-		4,055	4,411,597
Roanoke EDA - Carilion Clinic	5.00%	7/1/2025	AA-		10,000	10,468,200
Rockville Eco Dev - Ingleside at King Farm	2.50%	11/1/2024	BB	(c)	2,000	1,912,680
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,050	11,455,492
Sartell Hlth Care - Country Manor	5.25%	9/1/2030	NR		1,000	1,062,070
SE Port Auth - Memorial Hlth	5.50%	12/1/2029	BB-	(c)	750	823,148
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2026	A1		3,000	3,508,080
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2027	A1		3,620	4,274,460
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2028	NR		2,625	3,077,498
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2023	NR		3,735	4,242,773
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2024	NR		4,500	5,213,970
Tarrant Co Cultural - Buckner	3.875%	11/15/2022	NR		1,790	1,770,614
Tempe IDA - ASU Mirabella†	4.00%	10/1/2023	NR		4,115	4,120,308
Tulsa Co Industrial Auth - Montereau	5.25%	11/15/2037	BBB-	(c)	1,250	1,354,125
Tyler Hlth - Mother Frances Hsp	5.50%	7/1/2027	NR		3,975	4,305,800
Univ of CA	5.00%	5/15/2034	AA-		12,250	14,287,175
Vanderbilt Univ Med Ctr	5.00%	7/1/2031	A3		1,300	1,456,663
WA Hlth - Fred Hutchinson Cancer Ctr	2.779% (1 Mo. LIBOR * .67 + 1.10%)#	1/1/2042	A+		4,000	4,038,000
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,080	1,142,402
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2028	BBB	(c)	1,350	1,434,713
WI Hlth & Ed - American Baptist	5.00%	8/1/2032	NR		1,375	1,399,901
WI Hlth & Ed - American Baptist	5.00%	8/1/2037	NR		1,500	1,511,385
WI Hlth & Ed - Ascension Hlth	5.00%	11/15/2033	AA+		2,000	2,043,940
WI Hlth & Ed - Aurora Hlth	5.00%	7/15/2026	Aa3		5,575	6,006,170
WI PFA - Mary’s Woods†	3.00%	11/15/2022	BB	(c)	1,100	1,100,099
WI PFA - MD Proton†	6.125%	1/1/2033	NR		2,500	2,615,100
WI PFA - MD Proton†	6.25%	1/1/2038	NR		3,750	3,882,900
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2027	Ba1		3,450	3,646,581
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2032	Ba1		2,275	2,375,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Woodbury Hsg - St Therese	5.00%	12/1/2029	NR		$1,000	$1,033,520
Woodbury Hsg - St Therese	5.00%	12/1/2034	NR		1,000	1,018,900
WV Hsp - Herbert Thomas Hlth	6.00%	10/1/2020	NR		760	573,906
WV Hsp - WV United Health Sys	4.00%	6/1/2030	A		5,500	5,765,925
Total						575,769,900

Housing 0.82%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2032	NR		500	566,800
CA State GO	5.00%	11/1/2031	NR		10,000	11,864,500
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2025	Baa1		1,000	1,139,330
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2026	Baa1		1,000	1,151,960
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2027	Baa1		750	858,585
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(c)	1,500	1,535,145
NJ EDA - Montclair St Std Hsg	5.25%	6/1/2019	Baa3		1,610	1,628,145
NJ EDA - Rowan Univ Pptys	5.00%	1/1/2030	BBB-		2,500	2,684,400
NJ Hsg and Mtg Fin Auth AMT	3.80%	10/1/2032	AA		3,300	3,326,763
NYC IDA - Yankee Stadium (FGIC)	3.342% (CPI Based )#	3/1/2021	Baa1		3,850	3,854,043
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2032	Baa3		1,080	1,196,100
WA Hsg - Emerald Heights	4.00%	7/1/2019	A-	(c)	1,130	1,141,955
WA Hsg - Emerald Heights	5.00%	7/1/2022	A-	(c)	1,000	1,088,400
Total						32,036,126

Lease Obligations 6.91%

Broward Co Sch Brd COP	5.00%	7/1/2021	Aa3		5,000	5,374,600
CA Pub Wks - Dept Hsps	5.00%	6/1/2023	A+		3,000	3,393,030
CA Pub Wks - Lease Rev	5.00%	10/1/2029	A+		19,195	22,925,932
CA Pub Wks - Various Cap Proj	5.00%	4/1/2021	A+		3,250	3,479,158
CA Pub Wks - Various Cap Proj	5.00%	11/1/2021	A+		1,000	1,087,530
CA Pub Wks - Various Cap Proj	5.00%	4/1/2022	A+		4,200	4,617,438
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2023	AA-		5,640	6,334,904
Dallas Civic Ctr (AGC)	5.00%	8/15/2021	AA		3,800	3,871,326
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A		6,405	6,420,244
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2024	AA		5,930	6,342,313
Houston Co Coop Dist - Country Crossing(e)	10.00%	6/7/2013	NR		1,768	247,520	(g)
Hudson Yards	5.00%	2/15/2029	Aa3		3,500	4,147,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		$3,000	$3,285,330
IN Fin Auth - Stadium	5.25%	2/1/2029	AA+		2,500	2,921,175
Kansas City IDA - Downtown Redev Dist	5.00%	9/1/2022	AA-		7,470	8,025,619
LA PFA - Hurricane Recovery	5.00%	6/1/2023	A1		3,200	3,570,368
Los Angeles Co COP - Disney Concert Hall	5.00%	9/1/2022	AA		1,250	1,399,575
MI Strategic Fd - Cadillac Place	5.25%	10/15/2023	Aa2		3,865	4,205,506
MI Strategic Fd - Cadillac Place	5.25%	10/15/2024	Aa2		6,915	7,524,211
Miami Dade Co Sch Dist GO	4.00%	3/15/2034	AA-		4,535	4,781,296
NJ EDA - Bldgs	5.00%	6/15/2036	BBB+		1,120	1,197,459
NJ EDA - Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+		8,450	9,116,620
NJ EDA - Sch Facs	3.31% (MUNIPSA * 1 + 1.60%)#	3/1/2028	BBB+		5,000	4,935,650
NJ EDA - Sch Facs	4.00%	6/15/2030	BBB+		7,500	7,562,025
NJ EDA - Sch Facs	5.00%	6/15/2025	BBB+		5,085	5,642,672
NJ EDA - Sch Facs	5.00%	6/15/2025	BBB+		3,390	3,714,220
NJ EDA - Sch Facs	5.00%	3/1/2029	BBB+		7,500	7,970,625
NJ EDA - Sch Facs	5.00%	6/15/2034	A-	(c)	3,000	3,219,930
NJ EDA - Sch Facs	5.00%	6/15/2035	A-	(c)	1,000	1,070,340
NJ EDA - Sch Facs	5.00%	6/15/2035	BBB+		4,925	5,251,478
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(c)	1,400	1,474,872
NJ EDA - Sch Facs	5.25%	12/15/2020	BBB+		8,125	8,233,712
NJ EDA - Sch Facs	5.25%	9/1/2023	BBB+		6,545	6,897,056
NJ EDA - Sch Facs	5.25%	9/1/2025	BBB+		5,550	5,831,829
NJ EDA - Sch Facs	5.25%	6/15/2032	BBB+		2,865	3,119,412
NJ EDA - Sch Facs	5.50%	6/15/2029	BBB+		3,500	3,984,680
NJ EDA - State House Proj	5.00%	6/15/2033	BBB+		7,215	7,882,820
NJ EDA - State House Proj	5.00%	6/15/2034	BBB+		7,925	8,604,014
NJ Trans Trust Fund	5.00%	6/15/2030	A+		3,000	3,315,600
NJ Trans Trust Fund	5.00%	6/15/2031	A+		2,400	2,640,864
NJ Trans Trust Fund	5.00%	12/15/2033	BBB+		25,000	27,292,500
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2020	BBB+		1,000	1,059,490
NY UDC - Svc Contract	5.00%	1/1/2022	AA		3,705	3,820,226
NYC TFA - Bldg Aid	5.00%	7/15/2026	AA		1,750	2,016,875
NYC TFA - Bldg Aid	5.00%	7/15/2028	AA		1,500	1,711,500
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2021	Aa3		8,750	9,340,625
Philadelphia Redev Auth	5.00%	4/15/2022	A		5,195	5,593,249
Philadelphia Redev Auth	5.00%	4/15/2028	A		4,380	4,843,711
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-		3,750	4,019,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

San Jose Fing Auth - Civic Ctr	5.00%	6/1/2022		AA		$1,000	$1,112,420
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2023		AA		1,000	1,142,860
South Florida Wtr Mgt Dist	5.00%	10/1/2027		AA		2,000	2,338,020
Total							269,911,774

Other Revenue 3.91%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030		A-		11,300	11,821,043
Baker Correctional Dev	8.50%	2/1/2030		NR		1,169	986,823
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2042		BBB-		7,500	8,053,500
Brooklyn Arena LDC - Barclays Ctr (AGM)	4.00%	7/15/2029		AA		1,500	1,620,825
CA Infra & Econ Dev - Broad Museum	5.00%	6/1/2021		Aa1		5,425	5,867,517
CA Infra & Econ Dev - Gladstone Instn	5.25%	10/1/2026		A-		10,250	11,097,778
CA Sch Fin Auth - Aspire†	5.00%	8/1/2036		BBB		1,600	1,705,024
Chester Co IDA - Collegium Chtr Sch	5.25%	10/15/2032		BB+		6,410	6,530,572
Cleveland Arpt	5.00%	1/1/2028		A		2,500	2,677,000
Cleveland Arpt	5.00%	1/1/2029		A		2,500	2,671,775
Cleveland Co Port Auth - Playhouse Sq	5.00%	12/1/2033		BB+		2,000	2,172,500
Cleveland Co Port Auth - Playhouse Sq	5.25%	12/1/2038		BB+		1,650	1,790,613
Clifton Higher Ed - IDEA Pub Schs	3.75%	8/15/2022		BBB+		2,255	2,300,032
Clifton Higher Ed - Intl Ldrshp Sch	6.00%	8/15/2038		NR		13,970	14,179,410
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025		BBB-		4,190	4,426,358
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032		BBB		3,000	3,161,940
FL DFC - Renaissance Chtr Sch	7.00%	6/15/2026		BB	(c)	3,000	3,220,230
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033		BB	(c)	3,000	3,242,640
Florence Twn IDA - Legacy Trad Sch	5.75%	7/1/2033		Ba1		3,000	3,166,020
HI Dept Budget - Hawaiian Electric AMT	3.25%	1/1/2025		Baa2		5,000	5,002,700
Houston HI Ed - Cosmos Fndtn	4.00%	2/15/2022		BBB		495	506,628
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,348,753
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,274,200
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2027		A3		5,000	5,635,600
Maricopa Co IDA - Paradise Schools†	5.00%	7/1/2036		BB+		2,500	2,573,950
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016		NR		700	476,000
Michigan St Strategic FD Escrow(h)	Zero Coupon	—	(i)	NR		400	40	(j)
MSR Energy Auth - Citi	6.125%	11/1/2029		BBB+		3,835	4,684,606
NJ EDA - Sch Facs	5.00%	3/1/2027		BBB+		6,900	7,382,793
NY Dorm - PIT	5.25%	2/15/2023		AA+		350	351,484

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

NYC Cultural - Whitney Museum	5.00%	7/1/2021	A+	$5,000	$5,310,050
PA IDA - Economic Dev	5.00%	7/1/2020	A+	2,000	2,090,620
Phoenix IDA - Basis Schs†	5.00%	7/1/2035	BB	2,350	2,390,373
Rangely Co Hosp Dist	6.00%	11/1/2026	Baa3	2,400	2,602,512
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%	8/1/2023	A3	9,365	10,448,343
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2023	A3	5,400	5,938,866
Total					152,709,118

Special Tax 2.32%

Allentown Neighborhood Impt	5.00%	5/1/2031	Baa3	5,500	5,716,425
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	1,250	1,325,000
Allentown Neighborhood Impt†	5.00%	5/1/2033	Ba3	1,000	1,061,950
Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	5,500	5,521,560
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	A+	1,500	1,611,495
CT Spl Tax - Trans Infra	5.00%	10/1/2030	A+	9,000	10,370,970
CT Spl Tax - Trans Infra	5.00%	1/1/2032	A+	14,375	16,275,375
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,269,527
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,076,517
Houston Co Coop Dist - Country Crossing(e)	10.00%	5/1/2039	NR	5,000	550,000	(g)
Miami World Ctr CDD	4.75%	11/1/2027	NR	750	767,790
Orange Co CFD	5.00%	8/15/2033	NR	1,400	1,516,144
Orange Co CFD	5.00%	8/15/2035	NR	1,000	1,077,460
Orlando Redev TIF	5.25%	9/1/2021	A	4,930	5,032,938
Peninsula Town Center†	4.50%	9/1/2028	NR	545	565,895
Peninsula Town Center†	5.00%	9/1/2037	NR	875	911,776
Pittsburg Redev Agy	5.00%	8/1/2020	A	1,680	1,764,034
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	2,028,413
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2025	AA	3,500	4,066,370
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300	4,352,116
Sparks Tourism Impt Dist†	6.50%	6/15/2020	Ba3	2,150	2,151,957
St Louis IDA - Ballpark Vlg	4.375%	11/15/2035	NR	3,955	3,992,849
Village CDD #12	3.25%	5/1/2026	NR	3,955	3,896,466
Village CDD #12†	3.80%	5/1/2028	NR	2,250	2,252,812	(g)
Village CDD #12†	4.00%	5/1/2033	NR	2,000	1,986,960
Village CDD #9	5.00%	5/1/2022	NR	770	793,970
Village CDD #9	5.25%	5/1/2031	NR	1,670	1,754,352
Village CDD #9	5.75%	5/1/2021	NR	1,365	1,413,198
Village CDD #9	6.75%	5/1/2031	NR	2,260	2,454,383
Total					90,558,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue 4.51%

Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+		$1,000	$1,193,950
Cook Co Sales Tax	4.00%	11/15/2034	AA		3,750	3,909,187
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+		7,245	8,324,577
El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	5,836,350
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	1,017,660
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	1,013,200
Jacksonville Sales Tax	5.00%	10/1/2021	A+		2,500	2,689,500
Jefferson Co - Sch Warrant	5.00%	9/15/2026	AA		2,400	2,803,152
LA Gas & Fuels Tax	5.00%	5/1/2027	Aa2		750	895,125
MA Sch Bldg Auth - Sales Tax	5.00%	1/15/2029	AA+		6,385	7,436,993
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+		5,665	6,196,887
Martin Hsp Dist	7.00%	4/1/2031	BBB	(c)	3,250	3,462,095
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	6,710,886
Met Atlanta Rapid Trans Auth	5.00%	7/1/2032	AA+		5,000	5,801,300
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,383,237
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB		5,020	5,325,919
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2028	BBB		10,070	10,427,384
Met Pier & Expo Auth - McCormick Place	5.25%	6/15/2050	BBB		5,000	5,028,250
MTA NY - Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,295,023
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,214,560
NJ EDA - Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	7,040,155
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+		500	528,500
NY Dorm - PIT	4.00%	2/15/2034	AA+		5,000	5,261,850
NY Dorm - PIT	5.00%	3/15/2024	AA+		15,585	16,596,311
NY Dorm - Sales Tax	5.00%	3/15/2028	AA+		11,645	13,570,850
NYC TFA - Bldg Aid	5.00%	7/15/2024	AA		10,000	10,742,500
Phoenix Excise Tax	5.00%	7/1/2026	AA+		13,000	15,183,090
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	2,984,726
PR Corp Sales Tax(e)	5.00%	8/1/2040	Ca		2,000	1,555,000
PR Corp Sales Tax(e)	5.25%	8/1/2027	Ca		1,650	769,313
PR Corp Sales Tax(e)	5.25%	8/1/2041	Ca		5,470	2,550,388
PR Corp Sales Tax(e)	5.50%	8/1/2023	Ca		9,465	4,413,056
PR Corp Sales Tax(e)	5.50%	8/1/2028	Ca		8,630	4,023,737
Total						176,184,711

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 4.04%

Buckeye Tobacco	5.125%	6/1/2024	B-	$26,075	$24,353,789
Buckeye Tobacco	5.75%	6/1/2034	B-	6,360	6,060,571
Buckeye Tobacco	5.875%	6/1/2030	B-	19,090	18,211,669
Golden St Tobacco	5.00%	6/1/2027	BBB+	4,000	4,480,200
Golden St Tobacco	5.00%	6/1/2028	BBB	1,000	1,108,450
Golden St Tobacco	5.00%	6/1/2047	NR	6,875	6,629,287
Golden St Tobacco	5.00%	6/1/2047	NR	3,100	2,989,206
Inland Empire Tobacco	4.625%	6/1/2021	NR	4,200	4,193,028
Inland Empire Tobacco	5.00%	6/1/2021	NR	2,385	2,385,167
MI Tob Settlement	5.125%	6/1/2022	B-	4,475	4,445,152
MI Tob Settlement	5.25%	6/1/2022	B-	6,010	5,993,052
MI Tob Settlement	6.00%	6/1/2034	B-	2,485	2,482,366
Nthrn AK Tobacco	4.625%	6/1/2023	A3	510	510,066
PA Tob Settlement	5.00%	6/1/2032	A1	3,350	3,801,614
PA Tob Settlement	5.00%	6/1/2033	A1	5,000	5,656,750
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,789,935
RI Tob Settlement	5.00%	6/1/2027	BBB+	2,500	2,740,675
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,164,920
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,088,500
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	1,000	1,083,320
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A	1,040	1,121,297
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	12,020	11,772,869
Tobacco Settlement Auth WA	5.00%	6/1/2021	A	6,880	7,261,702
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250	6,805,875
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000	5,382,600
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB+	1,140	1,186,432
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB	8,300	8,376,609
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	5,100	5,445,066
TSASC	5.00%	6/1/2029	A-	5,775	6,499,820
Total					158,019,987

Transportation 19.83%

AK Intl Airports Sys	5.00%	10/1/2024	A1	750	860,535
AK Intl Airports Sys	5.00%	10/1/2027	A1	1,000	1,155,580
AK Intl Airports Sys	5.00%	10/1/2028	A1	2,000	2,300,440
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA	1,250	1,426,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA		$2,000	$2,300,580
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA		2,000	2,285,720
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA		3,500	3,985,660
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-		4,075	4,611,759
Atlanta Arpt	5.50%	1/1/2021	Aa3		3,000	3,212,820
Atlanta Arpt - PFC	5.00%	1/1/2029	AA-		2,500	2,811,725
Bay Area Toll Auth	2.41% (MUNIPSA * 1 + 0.70%)#	4/1/2047	AA		6,000	6,004,680
Bay Area Toll Auth	4.00%	4/1/2029	AA-		5,800	6,412,480
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2036	BBB+	(c)	3,215	3,563,249
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2037	BBB+	(c)	4,500	4,968,450
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2038	BBB+	(c)	7,000	7,699,230
Central FL Expressway Auth	4.00%	7/1/2037	NR		7,380	7,631,215
Central TX Mobility Auth	5.00%	1/1/2030	A-		800	890,288
Central TX Mobility Auth	5.00%	1/1/2031	A-		1,675	1,856,754
Central TX Mobility Auth	5.00%	1/1/2032	A-		2,000	2,207,120
Central TX Mobility Auth	5.00%	1/1/2033	BBB+		3,010	3,239,723
Central TX Mobility Auth	5.75%	1/1/2020	A-		1,000	1,033,730
Central TX Tpk	5.00%	8/15/2025	BBB+		2,250	2,504,317
Central TX Tpk	5.00%	8/15/2026	BBB+		2,500	2,767,500
Central TX Tpk	5.00%	8/15/2027	BBB+		3,300	3,636,930
Central TX Tpk	5.00%	8/15/2028	BBB+		3,705	4,067,201
Central TX Tpk	5.00%	8/15/2033	BBB+		7,650	8,278,906
Chicago Midway Arpt	4.00%	1/1/2034	A		2,175	2,214,890
Chicago Midway Arpt	5.00%	1/1/2026	A		6,075	6,786,929
Chicago Midway Arpt AMT	5.00%	1/1/2023	A		3,000	3,275,070
Chicago Midway Arpt AMT	5.00%	1/1/2026	A		4,605	5,076,414
Chicago Midway Arpt AMT	5.00%	1/1/2031	A		2,000	2,209,500
Chicago O’Hare Arpt	5.00%	1/1/2022	A		3,230	3,432,909
Chicago O’Hare Arpt	5.00%	1/1/2031	A		6,500	7,238,530
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A		11,740	12,373,256
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A		5,000	5,374,950
Chicago O’Hare Arpt AMT	5.00%	1/1/2029	A		7,000	7,746,690
Clark Co Arpt - McCarran Arpt (AGM)	5.00%	7/1/2022	AA		3,905	3,962,911
Cleveland Arpt (AGM)	5.00%	1/1/2027	AA		2,175	2,463,014
Delaware River Port Auth	5.00%	1/1/2027	A		1,835	1,995,251
Delaware River Port Auth	5.00%	1/1/2028	A+		7,500	8,382,675
Delaware River Toll Brdg Commn	5.00%	7/1/2029	A1		1,000	1,176,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Delaware River Toll Brdg Commn	5.00%		7/1/2030	A1	$1,920	$2,248,435
Delaware River Toll Brdg Commn	5.00%		7/1/2032	A1	2,025	2,353,070
Denver Arpt - United Airlines AMT	5.00%		10/1/2032	BB	3,750	3,946,800
Denver City & Co Arpt AMT	5.00%		12/1/2031	A	15,000	17,457,300
Denver City & Co Arpt AMT	5.00%		12/1/2035	A	5,000	5,718,000
E - 470 Hwy Auth	5.00%		9/1/2020	A	900	939,204
Foothill / Eastern Corridor Toll Rd	5.00	%#(a)	1/15/2053	A-	12,000	12,185,400
Greater Orlando Aviation AMT	5.00%		10/1/2029	A1	3,000	3,470,850
Hampton Roads Trans Commn	5.00%		7/1/2032	NR	1,180	1,399,586
Hampton Roads Trans Commn	5.00%		7/1/2033	NR	1,000	1,181,700
Harris Co Toll Rd	5.00%		8/15/2029	Aa2	2,500	2,979,675
Harris Co Toll Rd	5.00%		8/15/2030	Aa2	1,000	1,183,850
Harris Co Toll Rd	5.00%		8/15/2031	Aa2	3,000	3,533,010
HI Airport Sys AMT	5.00%		7/1/2031	AA-	1,275	1,475,201
HI Airport Sys AMT	5.00%		7/1/2033	AA-	3,300	3,791,799
HI Airport Sys AMT	5.00%		7/1/2034	AA-	2,000	2,287,480
HI Airport Sys AMT	5.00%		7/1/2036	AA-	5,000	5,674,900
Houston Arpt - Continental Airlines AMT	4.75%		7/1/2024	BB	8,000	8,565,760
Houston Arpt - Continental Airlines AMT	5.00%		7/15/2030	BB	2,500	2,726,425
Houston Arpt AMT	5.00%		7/1/2021	A+	5,000	5,346,800
IL State GO	5.00%		11/1/2027	BBB-	5,000	5,376,250
IL Toll Hwy Auth	5.00%		1/1/2027	AA-	1,000	1,130,230
IL Toll Hwy Auth	5.00%		1/1/2028	AA-	2,535	2,853,649
KY Tpk Auth	5.00%		7/1/2026	Aa3	5,215	5,755,378
Los Angeles Dept Arpts - LAX	5.00%		5/15/2027	AA-	2,000	2,330,940
Los Angeles Dept Arpts - LAX	5.00%		5/15/2032	AA-	5,870	6,713,754
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2035	NR	11,410	13,286,032
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2036	NR	10,640	12,358,786
Louisville Regl Airport AMT	5.00%		7/1/2021	A+	1,250	1,330,425
Louisville Regl Airport AMT	5.00%		7/1/2022	A+	1,625	1,763,531
Louisville Regl Airport AMT	5.00%		7/1/2023	A+	2,250	2,487,713
MA Port Auth - Delta Airlines AMT (AMBAC)	4.992% (Auction Rate Based	)#	1/1/2031	NR	14,000	14,000,000
MD EDC - Maryland Port	5.125%		6/1/2020	NR	1,510	1,564,798
MD EDC - Maryland Port	5.125%		6/1/2020	NR	590	611,411
Miami Dade Co Aviation - MIA	5.00%		10/1/2025	A	3,690	4,189,109
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2021	A	1,500	1,609,140
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2022	A	1,550	1,696,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A	$5,145	$5,727,105
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A	3,500	3,880,345
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A+	1,750	1,922,620
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A+	2,000	2,194,440
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A+	2,500	2,808,250
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A+	3,500	3,831,590
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A+	3,500	3,918,915
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	AA-	5,000	5,928,550
Minneapolis / St Paul Met Arpts	5.00%	1/1/2030	AA-	5,000	5,900,700
MTA NY	5.00%	11/15/2021	A1	1,500	1,619,505
MTA NY	5.00%	11/1/2023	A1	5,640	6,201,293
MTA NY	5.00%	11/15/2028	A1	13,690	16,094,238
MTA NY	5.00%	11/15/2029	A1	5,000	5,833,350
MTA NY	5.00%	11/15/2033	A1	4,025	4,607,216
MTA NY	5.25%	11/15/2028	A1	6,355	7,329,857
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB	1,000	1,113,400
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2037	AA	12,895	13,064,827
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2038	AA	9,000	9,081,360
NC Tpk Auth - Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000	1,146,580
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2023	Baa1	3,000	3,286,200
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	3,185	3,517,896
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,336,300
NJ Tpk Auth	5.00%	1/1/2029	A+	5,000	5,648,950
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,626,650
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,714,800
NJ Tpk Auth	5.00%	1/1/2033	NR	2,100	2,414,265
NJ Tpk Auth	5.00%	1/1/2034	NR	1,500	1,736,235
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	7,000,704
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	10,944,046
North TX Twy Auth	5.00%	1/1/2023	A+	5,000	5,548,750
North TX Twy Auth	5.00%	1/1/2025	A+	5,000	5,636,050
North TX Twy Auth	5.00%	1/1/2031	A	8,085	8,932,470
North TX Twy Auth	5.00%	1/1/2035	A+	3,500	3,972,990
North TX Twy Auth	5.00%	1/1/2035	A+	1,500	1,827,510
NV State Highway Rev	5.00%	12/1/2030	AA+	10,000	11,810,800
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3	10,010	10,017,507
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2031	Baa3	3,500	3,925,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3	$11,000	$12,236,840
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3	3,450	3,821,116
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3	2,250	2,473,853
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,074,370
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,577,980
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,416,208
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1	750	818,768
NY Twy Auth	5.00%	1/1/2024	A	1,960	2,231,166
NY Twy Auth	5.00%	1/1/2026	A	5,115	5,893,503
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+	10,000	11,128,500
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	3,883,320
PA Tpk Commn - Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,293,762
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,640,520
PHOENIX AZ CIVIC IMPT CORP AR	5.00%	7/1/2036	A+	5,000	5,732,850
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,064,154
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	11,386,400
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	6,596,468
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	5,560,825
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	Baa1	4,095	4,269,611
Port Auth NY & NJ AMT	5.00%	9/15/2026	AA-	11,385	13,297,452
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-	4,000	4,730,600
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	12,012,440
PR Hwy & Trans Auth(e)	5.00%	7/1/2033	C	1,215	361,463
PR Hwy & Trans Auth(e)	5.50%	7/1/2023	C	4,305	1,280,738
PR Hwy & Trans Auth(e)	5.50%	7/1/2024	C	3,000	892,500
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,082,620
Sacramento Co Arpt AMT	5.00%	7/1/2027	A+	5,950	7,012,253
Sacramento Co Arpt AMT	5.00%	7/1/2034	A+	4,000	4,596,120
Salt Lake City Arpt AMT	5.00%	7/1/2029	A+	3,000	3,511,440
Salt Lake City Arpt AMT	5.00%	7/1/2030	A+	2,275	2,610,267
Salt Lake City Arpt AMT	5.00%	7/1/2031	A+	3,000	3,427,620
Salt Lake City Arpt AMT	5.00%	7/1/2032	A+	3,000	3,415,620
Salt Lake City Arpt AMT	5.00%	7/1/2034	A+	14,645	16,711,409
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	10,876,700
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,550	8,174,007
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	A-	7,500	8,226,675
San Jose Arpt	5.00%	3/1/2026	A	1,200	1,363,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

San Jose Arpt	5.00%		3/1/2027	A	$2,260	$2,558,817
San Jose Arpt	5.00%		3/1/2028	A	1,655	1,866,939
San Jose Arpt AMT	5.00%		3/1/2035	A	1,500	1,700,580
South Jersey Trans Auth	5.00%		11/1/2021	BBB+	5,305	5,652,743
Southeastern PA Transp Auth - Garvee	5.00%		6/1/2023	AA-	2,500	2,684,200
Triborough Brdg & Tunl Auth	5.00%		11/15/2029	AA-	5,650	6,752,654
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+	2,595	2,857,432
VA Small Bus Fing - Elizabeth River AMT	5.25%		1/1/2032	BBB	10,500	11,152,680
Wayne CO Arpt AMT	5.00%		12/1/2026	A	1,590	1,821,281
Wayne CO Arpt AMT	5.00%		12/1/2027	A	2,000	2,276,040
Total						775,053,916

Utilities 11.69%

Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA+	2,645	3,035,164
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA+	4,000	4,558,880
CA Dept Wtr Res Wtr - Central Valley	5.00%		12/1/2021	NR	45	49,226
CA Poll Ctl - Poseidon Res AMT†	5.00%		7/1/2037	Baa3	5,570	5,807,171
Central Plains - Goldman Sachs	5.00%		9/1/2027	A3	7,500	8,018,775
Central Plains - Goldman Sachs	5.00%		9/1/2035	BBB+	2,250	2,574,923
Central Plains - Goldman Sachs	5.00	%#(a)	3/1/2050	A3	10,000	10,910,800
Chicago Wastewater	5.00%		1/1/2029	A	4,335	4,878,306
Chicago Wastewater	5.00%		1/1/2030	A	6,500	7,280,585
Chicago Water	5.00%		11/1/2025	A	2,625	2,974,571
Chicago Water (AGM)	5.00%		11/1/2034	AA	6,275	7,004,406
Chicago Water (AGM)	5.00%		11/1/2035	AA	5,000	5,569,150
Chicago Water (AGM)	5.25%		11/1/2030	AA	5,510	6,386,255
Detroit Sewer	5.00%		7/1/2034	A	2,200	2,431,924
Detroit Sewer	5.00%		7/1/2035	A	1,835	2,023,913
Farmington Poll Ctl - AZ Pub Svc	4.70%		5/1/2024	A2	5,265	5,490,395
FL Muni Pwr Agy - St Lucie	5.00%		10/1/2021	A2	3,650	3,735,045
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000	1,074,900
Guam Waterworks Auth	5.00%		7/1/2036	A-	1,000	1,070,220
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	7,000	6,895,840
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,298,740
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,547,760
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,166,336
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,311,100
IN Muni Pwr	5.00%		1/1/2033	A+	5,210	6,066,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

IN Muni Pwr	5.00%		1/1/2034	A+	$4,000	$4,626,560
JEA St Johns Riv Pwr Pk Sys	5.00%		10/1/2022	A+	1,625	1,661,286
KY Muni Pwr - Prairie State Proj	3.45	%#(a)	9/1/2042	A-	5,935	5,945,327
KY Pub Energy Auth - Peak Energy	4.00	%#(a)	4/1/2048	A3	15,875	16,608,107
Long Beach Nat Gas - ML	3.183% (3 Mo. LIBOR * .67 + 1.43	%)#	11/15/2026	A-	4,000	4,017,640
Long Island Power Auth	5.00%		9/1/2034	A-	2,250	2,583,495
Los Angeles USD	5.00%		7/1/2023	Aa2	10,000	11,375,600
Main St Nat Gas - ML	5.00%		3/15/2021	A-	2,500	2,641,150
MD EDC - Potomac Elec Rmkt	6.20%		9/1/2022	A	1,650	1,661,204
MEAG - Gen Resolution Projs	5.00%		1/1/2020	A2	6,200	6,374,778
MEAG - Proj 1	5.00%		1/1/2021	A2	4,185	4,397,347
MI Strat Fund - Detroit Edison	1.45	%#(a)	8/1/2029	Aa3	3,500	3,366,545
MI Strat Fund - Detroit Edison	1.45	%#(a)	9/1/2030	Aa3	1,000	961,870
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,217,880
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,694,595
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	2,031,478
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,233,472
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	9,551,321
New Orleans Sewer	5.00%		6/1/2021	A	400	426,444
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-	8,000	8,512,720
Northern CA Gas - Goldman Sachs	4.00	%#(a)	7/1/2049	A3	7,500	7,849,650
Northern CA Pwr - Hydroelec #1	5.00%		7/1/2026	A+	3,600	3,975,588
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA	5,000	5,841,500
PA Econ Dev - PPL Electric Utility Rmkt	4.00%		10/1/2023	A1	5,000	5,172,200
PEAK Energy - BP	4.00	%#(a)	1/1/2049	A1	13,875	14,682,664
Philadelphia Gas Works	5.00%		8/1/2026	A	1,000	1,142,280
Philadelphia Gas Works	5.00%		8/1/2027	A	1,000	1,139,040
Philadelphia Gas Works	5.00%		8/1/2028	A	1,250	1,442,925
Philadelphia Gas Works	5.00%		8/1/2029	A	1,700	1,954,031
Philadelphia Gas Works	5.00%		8/1/2030	A	1,425	1,628,675
Philadelphia Water & Wastewater	5.00%		11/1/2029	A+	2,200	2,585,550
Phoenix Civic Impt Corp - Water Sys	5.00%		7/1/2027	AAA	5,010	5,726,680
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-	4,750	5,000,515
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-	7,920	8,331,365
Pima Co IDA - Tucson Elec	4.95%		10/1/2020	A-	10,640	11,130,291
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca	4,690	4,432,050
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca	3,625	3,344,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

PR Elec Pwr Auth(e)	5.00%		7/1/2037	Ca	$1,035	$644,288
PR Elec Pwr Auth(e)	5.00%		7/1/2042	Ca	2,390	1,487,775
PR Elec Pwr Auth(e)	5.50%		7/1/2038	Ca	2,350	1,462,875
PR Elec Pwr Auth(e)	7.00%		7/1/2033	Ca	4,000	2,560,000
PR Elec Pwr Auth(e)	7.00%		7/1/2040	Ca	725	464,000
PR Elec Pwr Auth (AGM)	2.125% (3 Mo. LIBOR * .67 +.52	%)#	7/1/2029	AA	5,720	5,305,300
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2021	A3	2,360	2,532,587
Salt Verde Fin Corp - Citi	5.00%		12/1/2037	BBB+	7,165	8,212,165
Salt Verde Fin Corp - Citi	5.50%		12/1/2029	BBB+	5,000	5,990,750
San Antonio Elec & Gas	5.00%		2/1/2029	Aa1	7,340	8,610,554
SE AL Gas Dist - Goldman Sachs	4.00	%#(a)	4/1/2049	A3	14,250	14,900,940
Seminole Co Wtr & Swr	5.00%		10/1/2024	AA	4,000	4,638,600
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2024	AA	1,000	1,152,270
TEAC - Goldman Sachs	5.25%		9/1/2021	A3	3,000	3,207,030
TEAC - Goldman Sachs	5.25%		9/1/2024	A3	8,940	9,999,479
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2024	A3	23,000	25,258,600
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2028	A3	2,000	2,170,440
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2029	A3	2,225	2,409,408
TX Muni Gas Acq & Supply - ML	5.25%		12/15/2021	A-	4,710	5,091,416
TX Muni Gas Acq & Supply - ML	5.25%		12/15/2023	A-	2,925	3,284,249
TX Muni Gas Acq & Supply - ML	6.25%		12/15/2026	A-	24,785	28,344,622
Utility Debt Sec Auth - Lipa	5.00%		6/15/2028	AAA	5,915	6,980,469
Western MN Muni Pwr Agy	5.00%		1/1/2023	Aa3	1,500	1,671,315
WV EDA - Morgantown Energy AMT	2.875%		12/15/2026	Baa3	3,235	3,122,713
WV EDA - Wheeling Pwr AMT	3.00	%#(a)	6/1/2037	A-	9,400	9,347,924
Wyandotte CO Unified Govt Utility Sys	5.00%		9/1/2021	A+	3,105	3,345,979
Total						456,624,281
Total Municipal Bonds (cost $3,752,931,048)						3,805,190,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 1.61%

Variable Rate Demand Notes 1.61%

General Obligation 0.58%

NYC GO	1.72%	1/2/2019	8/1/2038	AA	$22,775	$22,775,000

Health Care 0.44%

NYC Muni Water	1.72%	1/2/2019	6/15/2045	AAA	15,335	15,335,000
Shelby Co Hlth Ed Hsg - Methodist Le Bonheur (AGM)	1.73%	1/2/2019	6/1/2042	AA	2,000	2,000,000
Total						17,335,000

Money Market Securities 0.05%

NYC TFA	1.79%	1/2/2019	11/1/2022	AAA	1,835	1,835,000

Tax Revenue 0.04%

NYC TFA - Future Tax	1.77%	1/2/2019	11/1/2022	AAA	1,390	1,390,000

Utilities 0.50%

Appling Co Dev - GA Power	1.77%	1/2/2019	9/1/2041	A-	13,390	13,390,000
NYC Muni Water	1.69%	1/2/2019	6/15/2032	AA+	4,600	4,600,000
NYC Muni Water	1.77%	1/2/2019	8/1/2031	AAA	1,600	1,600,000
Total						19,590,000

Total Short-Term Investments (cost $62,925,000)						62,925,000

Total Investments in Securities 98.99% (cost $3,815,856,048)						3,868,115,417

Cash and Other Assets in Excess of Liabilities(k) 1.01%						39,332,484

Net Assets 100.00%						$3,907,447,901

Open Futures Contracts at December 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	March 2019	207	Short	$(28,869,675)	$(30,222,000)	$(1,352,325)

Note: See Footnotes to Schedule of Investments on page 117 of this report

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2018

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$—	$317,508,885	$2,842,000	$320,350,885
Lease Obligations	—	269,664,254	247,520	269,911,774
Other Revenue	—	152,709,078	40	152,709,118
Special Tax	—	87,755,890	2,802,812	90,558,702
Remaining Industries	—	2,971,659,938	—	2,971,659,938
Short-Term Investments
Variable Rate Demand Notes	—	62,925,000	—	62,925,000
Total	$—	$3,862,223,045	$5,892,372	$3,868,115,417
Liabilities
Trust Certificates(4)	$—	$(1,250,000)	$—	$(1,250,000)
Total	$—	$(1,250,000)	$—	$(1,250,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(1,352,325)	—	—	(1,352,325)
Total	$(1,352,325)	$—	$—	$(1,352,325)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2018.
(4)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$3,639,560
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(10,485)
Purchases	—
Sales	—
Transfers into Level 3	2,263,297
Transfers out of Level 3	—
Balance as of December 31, 2018	$5,892,372
Change in unrealized appreciation/depreciation for the period ended December 31, 2018 related to Level 3 investments held at December 31, 2018	$(10,485)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.21%

Corporate-Backed 4.09%

Brooklyn Arena LDC - Barclays Ctr	Zero Coupon	7/15/2035	BBB-	$740	$367,418
Courtland IDB - Intl Paper	6.25%	11/1/2033	Baa2	770	794,247
LA Env Facs - Westlake Chem	3.50%	11/1/2032	BBB	1,315	1,251,012
LA Env Facs - Westlake Chem	6.50%	11/1/2035	BBB	500	533,640
National Fin Auth NH - Covanta†	4.625%	11/1/2042	B1	1,500	1,438,215
NY Energy RDA - NYSEGC	3.50%	10/1/2029	A-	800	807,120
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	500	513,775
NY Liberty Dev Corp - 3 WTC†	7.25%	11/15/2044	NR	100	116,498
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	100	102,019
Phenix City IDB - Meadwestvaco	3.625%	5/15/2030	BBB	1,300	1,256,931
Warren Co - Intl Paper	5.80%	5/1/2034	BBB	100	104,320
WI Pub Fin Auth - Celanese†	4.05%	11/1/2030	BBB-	500	498,580
Total					7,783,775

Education 5.65%

Build NYC Res Corp - CUNY	5.00%	6/1/2034	Aa2	325	362,216
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR	250	262,263
Chicago Brd Ed	5.00%	12/1/2044	B+	250	249,990
Chicago Brd Ed	5.00%	12/1/2046	B+	500	498,485
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	100	101,976
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2033	A-	475	526,632
FL HI Ed - Nova Southeastern Univ	6.375%	4/1/2031	A-	475	512,530
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%	9/1/2032	A+	775	827,033
Hempstead Town LDC - Adelphi Univ	5.00%	10/1/2034	A-	175	195,487
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3	100	100,074
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3	500	500,325
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3	500	499,055
IL Fin Auth - Univ Chicago	4.00%	10/1/2049	Aa2	1,000	1,006,940
MA DFA - Suffolk Univ	5.00%	7/1/2032	Baa2	500	558,595
MA DFA - Suffolk Univ	5.00%	7/1/2033	Baa2	150	166,992
MA DFA - Suffolk Univ	5.00%	7/1/2034	Baa2	100	110,862
NY Dorm - Cornell Univ	5.00%	7/1/2034	Aa1	250	253,858
NY Dorm - Pace Univ	5.00%	5/1/2029	NR	10	11,273
NY Dorm - Pace Univ	5.00%	5/1/2029	BBB-	245	261,454
PA Hi Ed - St Josephs Univ	5.00%	11/1/2030	A-	905	946,639
Univ of CT	5.25%	11/15/2047	AA-	1,000	1,124,470
Univ of North Carolina - Wilmington	5.00%	6/1/2037	A1	715	799,148
WI PFA - Wingate Univ	5.25%	10/1/2038	BBB	800	859,264
Total					10,735,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 14.87%

Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA	$550	$594,242
Beaverton Sch Dist	5.00%	6/15/2036	AA+	900	1,039,275
CA State GO	5.00%	8/1/2038	AA-	400	455,600
CA State GO	5.375%	11/1/2035	AA-	400	422,616
CA State GO	5.50%	3/1/2040	AA-	975	1,012,001
CA State GO	6.50%	4/1/2033	AA-	135	136,551
Chicago Brd Ed	5.00%	12/1/2042	B+	575	575,581
Chicago Brd Ed	6.50%	12/1/2046	B+	100	111,493
Chicago GO	5.00%	1/1/2034	BBB+	1,000	1,017,220
Chicago GO	5.00%	1/1/2034	BBB+	500	514,220
Chicago GO	5.50%	1/1/2035	BBB+	230	242,956
Chicago GO	5.50%	1/1/2037	BBB+	1,745	1,833,925
Chicago GO	5.625%	1/1/2030	BBB+	275	305,121
Chicago GO	6.00%	1/1/2038	BBB+	1,500	1,672,050
Cook Co GO	5.25%	11/15/2024	AA-	1,500	1,606,065
CT State GO	4.00%	6/15/2037	A1	200	202,354
CT State GO	5.00%	6/15/2032	A1	250	279,947
Delaware Co IDA - Covanta	5.00%	7/1/2043	BB-	500	502,785
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	500	501,125
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	225	233,222
IL State GO	4.00%	6/1/2034	BBB-	760	706,055
IL State GO	5.00%	1/1/2033	BBB-	575	586,195
IL State GO	5.50%	7/1/2033	BBB-	450	475,996
IL State GO	6.00%	5/1/2026	BBB-	1,000	1,132,670
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2056	AA	500	557,970
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa3	1,000	1,050,710
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	925	1,046,360
MA State GO	4.00%	5/1/2048	Aa1	1,000	1,021,060
Middletown CSD	5.25%	12/1/2040	AA	250	276,148
NYC GO	5.00%	8/1/2027	AA	575	643,408
Philadelphia GO	5.00%	8/1/2036	A	590	652,770
Philadelphia GO	5.25%	7/15/2031	A	600	668,262
Philadelphia Sch Dist	5.00%	9/1/2037	A2	400	440,280
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	370	414,796
PR Comwlth GO(e)	4.75%	7/1/2018	NR	370	195,175
PR Comwlth GO(e)	5.50%	7/1/2027	Ca	1,040	559,000
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA	155	157,854
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2029	A2	465	491,458
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2031	A2	185	194,650
Stockton USD (AGM)	5.00%	7/1/2028	AA	750	822,645
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	500	574,515
WI PFA - Boynton	5.00%	7/1/2044	NR	600	667,554
Yosemite CCD	Zero Coupon	8/1/2042	Aa2	1,575	1,074,859
Yosemite CCD	5.00%	8/1/2029	Aa2	500	589,990
Total					28,258,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 15.80%

Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2027	AA		$300	$325,794
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2028	AA		345	374,125
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		515	529,950
Athens Clarke Co Dev - Catholic Hlth E	6.25%	11/15/2032	AA-		590	599,269
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		745	807,401
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		500	530,620
CA Stwde - Huntington Memorial Hosp	4.00%	7/1/2048	A-		500	496,570
CA Stwde - John Muir Hlth	4.00%	12/1/2057	A+		250	247,073
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		375	402,308
CA Stwde - So Cal Presbyterian†	6.625%	11/15/2024	BBB+	(c)	110	113,785
Cnty of Lucas OH - ProMedica Hlth	5.25%	11/15/2048	Baa1		700	752,976
CO Hlth Facs - Boulder Cmnty Hsp	5.00%	10/1/2032	A2		280	302,053
CO Hlth Facs - Catholic Hlth	5.25%	2/1/2031	BBB+		750	788,220
CO Hlth Facs - Catholic Hlth	6.125%	10/1/2028	BBB+		165	165,579
CT Hlth & Ed - Hartford Hlthcare	5.00%	7/1/2032	A		640	676,070
CT Hlth & Ed - Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	562,705
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2021	NR		140	143,479
Cumberland Co Mun Auth - Asbury	5.40%	1/1/2022	NR		150	153,753
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	NR		850	916,206
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	NR		500	537,175
DeKalb Co Hsp - Children’s Hlthcare	5.00%	11/15/2029	AA+		530	543,860
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2053	A-		1,000	1,103,500
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB	(c)	480	513,278
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		400	454,772
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2045	BB		500	504,925
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	AA+		235	261,365
IL Fin Auth - Memorial Hlth Sys	5.50%	4/1/2034	AA-		795	801,909
MA Hlth & Ed - Catholic Hlth E	6.25%	11/15/2032	AA-		760	772,418
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	A-		930	1,006,688
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	250	266,368
MD Hlth & HI Ed - Adventist	5.50%	1/1/2046	Baa3		1,000	1,108,990
MD Hlth & HI Ed - Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		1,000	1,078,890
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		445	481,966
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba3		620	651,564
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba3		400	427,928
Meadville Med Center	6.00%	6/1/2046	NR		160	171,230
Meadville Med Center	6.00%	6/1/2051	NR		185	197,391
Montgomery Co Hlth - Catholic Hlth	6.25%	11/15/2034	AA-		20	20,309
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,079,350
Montgomery Co IDA - Whitemarsh	5.375%	1/1/2050	NR		1,070	1,061,215
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2043	BBB		400	433,644
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2048	BBB		580	626,394
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		150	153,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2034	A-		$1,100	$1,186,383
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	152,696
NY Dorm - Montefiore	5.00%	8/1/2033	BBB		100	113,596
NY Dorm - Montefiore	5.00%	8/1/2034	BBB		510	575,770
NY Dorm - Montefiore	5.00%	8/1/2035	BBB		100	112,548
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000	1,087,920
OK DFA - OU Med	5.50%	8/15/2057	Baa3		800	877,568
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2032	BBB-		150	163,191
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	267,245
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2042	BB	(c)	125	129,136
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2047	BB	(c)	125	128,678
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,082,857
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	117,097
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		30	31,936
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1		840	860,471
Total						30,033,391

Housing 0.95%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		300	338,418
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		100	107,424
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		500	524,045
IL Fin Auth - CHF - UIC	5.00%	2/15/2047	BBB-		200	211,756
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2042	Baa3		250	267,547
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-		350	358,127
Total						1,807,317

Lease Obligations 6.66%

CA Pub Wks - Various Cap Proj	5.00%	10/1/2028	A+		535	578,832
CA Pub Wks - Various Cap Proj	6.625%	11/1/2034	A+		25	25,113
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-		475	489,853
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA		1,155	1,293,346
Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa3		250	260,295
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA		865	944,096
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+		500	580,940
Los Angeles USD COP	5.00%	10/1/2025	A+		1,000	1,109,590
NJ EDA - Bldgs	5.00%	6/15/2036	BBB+		1,000	1,069,160
NJ EDA - Bldgs	5.00%	6/15/2047	BBB+		575	600,714
NJ EDA - Sch Facs	3.31% (MUNIPSA * 1 + 1.60%)#	3/1/2028	BBB+		500	493,565
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(c)	300	316,044
NJ EDA - Sch Facs	5.50%	6/15/2031	BBB+		1,350	1,519,978
NJ EDA - State House	5.00%	6/15/2043	BBB+		700	739,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+	$1,765	$1,012,210
NJ Trans Trust Fund	Zero Coupon	12/15/2037	BBB+	265	111,107
NJ Trans Trust Fund	5.00%	12/15/2035	BBB+	700	758,177
NYC TFA - Bldg Aid	5.00%	7/15/2035	AA	545	626,521
PA COPS	5.00%	7/1/2043	A2	125	137,629
Total					12,666,482

Other Revenue 4.83%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-	235	245,836
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BBB-	155	164,187
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2048	BBB-	250	266,240
Cleveland Arpt	5.00%	1/1/2030	A	555	591,979
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB+	275	286,137
Clifton Higher Ed - Intl Ldrshp Sch	6.125%	8/15/2048	NR	1,120	1,133,552
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	526,990
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB	435	465,237
Grand River Hosp Dist (AGM)	5.25%	12/1/2034	AA	100	115,544
Grand River Hosp Dist (AGM)	5.25%	12/1/2035	AA	100	115,180
Grand River Hosp Dist (AGM)	5.25%	12/1/2037	AA	100	113,738
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032	BBB	100	104,389
Houston HI Ed - Cosmos Fndtn	5.00%	2/15/2042	BBB	725	748,374
Houston HI Ed - Cosmos Fndtn	6.875%	5/15/2041	BBB	125	138,829
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB	900	982,539
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa3	475	525,792
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031	NR	250	258,470
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046	A3	1,500	1,713,900
NYC Cultural - Whitney Museum	5.25%	7/1/2026	A+	500	530,200
Selma IDB - Intl Paper	5.80%	5/1/2034	BBB	150	156,480
Total					9,183,593

Special Tax 2.92%

Allentown Neighborhood Impt	5.00%	5/1/2027	Baa3	250	262,393
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa3	500	516,195
CT Spl Tax - Trans Infra	5.00%	1/1/2037	A+	700	774,725
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,500	1,671,585
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	3.382% (CPI Based )#	3/1/2024	Baa1	500	496,430
Orange Co CFD	5.25%	8/15/2045	NR	500	540,525
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	500	568,700
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A	660	712,892
Total					5,543,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 5.87%

Cook Co Sales Tax	4.00%	11/15/2034	AA	$750	$781,837
Hudson Yards	5.75%	2/15/2047	AA-	355	380,610
MA Sch Bldg Auth - Sales Tax	4.00%	2/15/2043	AA	1,000	1,019,120
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2057	BBB	565	579,328
Met Pier & Expo Auth - McCormick Place	5.50%	6/15/2053	BBB	265	281,470
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2046	AA	1,595	460,173
Met Pier & Expo Auth - McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA	915	990,204
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	250	279,003
NY UDC - PIT	5.00%	3/15/2033	AA+	750	826,492
NYC TFA - Future Tax	4.00%	5/1/2037	AAA	300	312,285
NYC TFA - Future Tax	4.00%	8/1/2042	Aa1	1,000	1,026,300
NYC TFA - Future Tax	4.00%	5/1/2044	AAA	1,000	1,026,620
NYC TFA - Future Tax	5.00%	2/1/2036	AAA	1,000	1,105,430
PR Corp Sales Tax(e)	5.25%	8/1/2027	Ca	575	268,094
PR Corp Sales Tax(e)	5.75%	8/1/2037	Ca	220	102,575
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A	275	295,540
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A	530	583,578
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	561,571
Yorba Linda Redev Agy	6.50%	9/1/2032	NR	250	281,155
Total					11,161,385

Tobacco 4.69%

Buckeye Tobacco	Zero Coupon	6/1/2047	NR	2,000	113,860
Buckeye Tobacco	Zero Coupon	6/1/2052	NR	1,000	27,240
Buckeye Tobacco	5.125%	6/1/2024	B-	480	448,315
Buckeye Tobacco	5.75%	6/1/2034	B-	1,000	952,920
Golden St Tobacco	5.00%	6/1/2030	A+	500	552,110
Golden St Tobacco	5.00%	6/1/2047	NR	625	602,662
Golden St Tobacco	5.00%	6/1/2047	NR	1,000	964,260
MI Tob Settlement	5.125%	6/1/2022	B-	635	630,765
PA Tob Settlement	5.00%	6/1/2035	A1	1,245	1,397,849
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+	205	204,990
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB	585	590,400
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	925	987,585
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	660	631,349
TSASC	5.00%	6/1/2035	A-	250	272,358
TSASC	5.00%	6/1/2036	A-	50	54,171
TSASC	5.00%	6/1/2048	NR	500	482,080
Total					8,912,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation 17.42%

AL Port Auth (AGM)	5.00%	10/1/2036	AA	$750	$838,275
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	670,928
Atlanta Arpt - PFC	5.00%	1/1/2028	AA-	1,000	1,128,220
Central TX Tpk	5.00%	8/15/2033	BBB+	1,200	1,298,652
Central TX Tpk	5.00%	8/15/2037	BBB+	1,000	1,070,580
Charlotte Arpt	5.00%	7/1/2033	AA-	575	612,858
Chicago Midway Arpt	4.00%	1/1/2034	A	1,000	1,018,340
Chicago O’Hare Arpt	5.00%	1/1/2035	A	1,040	1,065,792
Chicago O’Hare Arpt	5.00%	1/1/2048	A	1,000	1,113,090
Delaware River Port Auth	5.00%	1/1/2029	A+	470	523,914
Delaware River Port Auth	5.00%	1/1/2034	A+	800	881,504
DFW Arpt	5.00%	11/1/2030	A+	850	938,715
FL Tpk Auth - Dept Trans	5.00%	7/1/2034	AA	500	534,430
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-	500	286,810
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	A-	875	984,454
Hampton Roads Trans Commn	5.50%	7/1/2057	NR	1,500	1,769,085
Harris Co Toll Rd (The)	4.00%	8/15/2048	Aa2	500	508,785
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA-	710	738,656
Met DC Arpt	5.00%	10/1/2035	AA-	255	266,029
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2029	A-	500	555,730
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A+	160	181,118
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A+	515	581,559
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+	575	646,409
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB	350	389,690
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2037	AA	1,355	1,372,845
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2038	AA	1,000	1,009,040
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	805	862,018
North TX Twy Auth	5.00%	1/1/2031	A	250	276,205
North TX Twy Auth	5.00%	1/1/2048	A	500	552,570
OK St Turnpike Auth	4.00%	1/1/2048	AA-	1,000	1,019,900
PA Tpk Commn	5.00%	12/1/2039	A+	750	813,750
Port Auth NY & NJ	4.00%	9/1/2043	AA-	2,000	2,069,680
Port Auth NY & NJ	5.25%	10/15/2055	AA-	350	395,472
PR Hwy & Trans Auth(e)	4.00%	7/1/2017	NR	240	70,800
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	506,408
Sacramento Co Arpt	5.00%	7/1/2041	A	1,000	1,114,870
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	516,681
San Diego Arpt	5.00%	7/1/2040	A	945	983,688
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	1,250	1,342,025
San Jose Arpt	5.00%	3/1/2047	A	750	845,685
WV Parkways Auth	4.00%	6/1/2047	AA-	735	754,132
Total					33,109,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 13.46%

Baltimore Wastewater	5.00%	7/1/2039	AA-	$500	$556,230
Casitas Muni Water Dist (BAM)	5.25%	9/1/2047	AA	500	579,440
Central Plains - Goldman Sachs	5.00%	9/1/2032	A3	525	561,314
Chicago Water	5.00%	11/1/2039	A	855	922,981
Detroit Sewer	5.00%	7/1/2034	A	385	425,587
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	450,396
Gainesville Utility	5.25%	10/1/2034	AA-	150	158,207
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB	350	306,533
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2026	AA	1,000	760,580
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,340	1,479,494
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	A-	1,000	1,099,290
Long Beach Nat Gas - ML	5.50%	11/15/2037	A-	1,395	1,705,862
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2040	A	320	353,898
Norfolk Water	5.25%	11/1/2028	AA+	1,000	1,195,850
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	240	253,258
NY Env Facs - Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	527,233
NYC Muni Water	5.00%	6/15/2036	AA+	500	558,450
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	500	567,415
Paducah Electric (AGM)	5.00%	10/1/2034	AA	1,000	1,105,220
Philadelphia Gas Works	5.00%	8/1/2029	A	250	282,508
Philadelphia Water & Wastewater	5.25%	10/1/2052	A+	1,060	1,202,061
PR Aqueduct & Swr Auth	5.25%	7/1/2042	Ca	240	221,400
PR Aqueduct & Swr Auth	5.75%	7/1/2037	Ca	250	235,000
PR Elec Pwr Auth(e)	5.00%	7/1/2028	Ca	270	168,075
PR Elec Pwr Auth(e)	5.25%	7/1/2028	Ca	880	547,800
PR Elec Pwr Auth (AGC)	4.25%	7/1/2027	AA	280	280,070
Salt Verde Fin Corp - Citi	5.00%	12/1/2032	BBB+	200	232,092
Salt Verde Fin Corp - Citi	5.00%	12/1/2037	BBB+	2,340	2,681,991
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A3	1,180	1,374,393
Texas Water Dev Brd	4.00%	10/15/2037	AAA	1,410	1,483,447
Trimble Env Facs - Louisville Gas & Elec	3.75%	6/1/2033	A1	1,250	1,268,012
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2025	A3	950	1,040,288
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3	925	1,003,828
Total					25,588,203
Total Municipal Bonds (cost $181,363,856)					184,784,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 1.95%

Variable Rate Demand Notes 1.95%

Corporate-Backed 0.11%

Columbia IDB - Alabama Pwr	1.72%	1/2/2019	12/1/2037	A1	$200	$200,000

Health Care 0.63%

NYC Muni Water	1.72%	1/2/2019	6/15/2045	AAA	650	650,000
Shelby Co Hlth Ed Hsg - Methodist Le Bonheur (AGM)	1.73%	1/2/2019	6/1/2042	AA	550	550,000
Total						1,200,000

Tax Revenue 0.26%

NYC TFA - Future Tax	1.77%	1/2/2019	11/1/2022	AAA	500	500,000

Utilities 0.95%

NYC Muni Water	1.69%	1/2/2019	6/15/2032	AA+	800	800,000
NYC Muni Water	1.77%	1/2/2019	8/1/2031	AAA	1,000	1,000,000
Total						1,800,000

Total Short-Term Investments (cost $3,700,000)						3,700,000

Total Investments in Securities 99.16% (cost $185,063,856)						188,484,187

Cash and Other Assets in Excess of Liabilities(k) 0.84%						1,599,047

Net Assets 100.00%						$190,083,234

Open Futures Contracts at December 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	March 2019	9	Short	$(1,284,453)	$(1,314,000)	$(29,547)

Note: See Footnotes to Schedule of Investments on page 117 of this report

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2018

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$184,784,187	$—	$184,784,187
Short-Term Investments
Variable Rate Demand Notes	—	3,700,000	—	3,700,000
Total	$—	$188,484,187	$—	$188,484,187
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(29,547)	—	—	(29,547)
Total	$(29,547)	$—	$—	$(29,547)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.89%

Corporate-Backed 5.78%

CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3	$8,750	$9,058,700
CA Poll Ctl - Waste Mgmt AMT	4.30%		7/1/2040	A-	2,575	2,695,278
Chandler AZ IDR - Intel Corp AMT	2.70	%#(a)	12/1/2037	A+	4,000	4,015,480
Columbus Co Ind Facs - Intl Paper	5.70%		5/1/2034	BBB	2,165	2,255,714
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-	1,000	1,059,160
Houston Arpt - United Airlines AMT	5.00%		7/15/2028	BB	2,400	2,720,856
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B	3,000	3,182,070
IL Fin Auth - Leafs Hockey Club(e)	6.00%		3/1/2037	NR	1,550	372,000
IL State GO	5.00%		12/1/2036	Baa3	6,700	6,973,360
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB	11,800	11,225,812
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2028	A3	2,775	2,989,813
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%		1/1/2019	NR	1,495	1,495,000
MD EDC - Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR	855	581,400
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	3,750	3,821,887
National Fin Auth NH - Covanta AMT†	4.875%		11/1/2042	B1	5,000	4,899,550
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1	5,000	4,847,050
NYC Cap Res - Arthur Mgmt	7.00%		8/1/2025	NR	6,255	6,381,288
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB	5,980	6,365,770
OH Air Quality - Pratt Paper AMT†	4.50%		1/15/2048	NR	2,000	2,016,240
Onondaga Co IDA - Bristol Meyers AMT	5.75%		3/1/2024	A+	5,100	5,841,846
PA Econ Dev - US Airways	7.50%		5/1/2020	BB-	1,500	1,591,575
PA Econ Dev - US Airways	8.00%		5/1/2029	BB-	1,475	1,573,604
Phenix City IDB - Meadwestvaco	3.625%		5/15/2030	BBB	1,750	1,692,023
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	6,916,036
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB-	5,145	5,404,925
Selma IDB - Intl Paper	6.25%		11/1/2033	BBB	3,230	3,331,713
Syracuse IDA - Carousel Ctr AMT	5.00%		1/1/2034	Baa1	5,500	5,916,020
VA Small Bus Fing - Covanta AMT†	5.00	%#(a)	1/1/2048	B	210	213,461
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,297,480
West Pace Coop Dist(e)	9.125%		5/1/2039	NR	4,900	2,842,000	(g)
Total						114,577,111

Education 4.73%

Build NYC Res Corp - NY Law	4.00%		7/1/2045	BBB-	2,445	2,211,234
CA Ed Facs - Stanford Univ	5.00%		5/1/2045	AAA	5,505	7,131,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR		$1,250	$1,311,312
Chicago Brd Ed	5.00%	12/1/2044	B+		1,500	1,499,940
Chicago Brd Ed	5.00%	12/1/2046	B+		3,000	2,990,910
Davie Edu Facs - Nova Southeastern Univ	6.00%	4/1/2042	A-		3,040	3,407,202
Detroit Sch Dist	5.00%	5/1/2029	Aa1		4,000	4,323,920
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		825	841,302
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2033	A-		1,000	1,108,700
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2036	A-		2,000	2,193,080
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2019	Baa3		1,050	1,050,882
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,901,406
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		1,750	1,746,692
IL Fin Auth - IL Inst of Tech	6.25%	2/1/2019	Baa3		590	591,605
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,004,140
IL Fin Auth - Univ Chicago	4.00%	10/1/2049	Aa2		5,000	5,034,700
MA DFA - Suffolk Univ	5.00%	7/1/2032	Baa2		2,000	2,234,380
MA DFA - Suffolk Univ	5.00%	7/1/2033	Baa2		1,100	1,224,608
MA DFA - Suffolk Univ	5.00%	7/1/2034	Baa2		900	997,758
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	5,517,800
NY Dorm - NYU	5.00%	7/1/2030	Aa2		2,155	2,404,053
NY Dorm - NYU	5.00%	7/1/2031	Aa2		4,215	4,696,395
NY Dorm - SUNY	5.00%	7/1/2035	Aa2		2,100	2,241,960
NY Dorm - Touro Clg	5.00%	1/1/2047	BBB-	(c)	5,000	5,258,800
NY Dorm - Touro Clg	5.50%	1/1/2039	BBB-	(c)	2,450	2,644,701
NYC IDA - Yankee Stadium (AG)	Zero Coupon	3/1/2030	AA		8,000	5,582,400
Univ of CT	5.25%	11/15/2047	AA-		7,000	7,871,290
Univ of Illinois (AGM)	4.00%	4/1/2038	AA		4,965	5,064,896
Univ of North Carolina - Wilmington	5.00%	6/1/2037	A1		6,340	7,086,155
WI PFA - Wingate Univ	5.25%	10/1/2043	BBB		1,000	1,063,440
WI PFA - Wingate Univ	5.25%	10/1/2038	BBB		1,420	1,525,194
Total						93,762,032

Financial Services 0.38%

MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB		5,000	5,021,450
NJ Higher Ed Assistance Auth AMT	3.75%	12/1/2031	Aaa		2,500	2,539,650
Total						7,561,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 17.41%

Atlantic City GO (BAM)	5.00%	3/1/2032	AA	$300	$338,274
Beaverton Sch Dist	5.00%	6/15/2036	AA+	7,100	8,198,725
Bellwood GO	6.15%	12/1/2032	A	2,765	3,116,736
CA State GO	4.00%	9/1/2037	AA-	5,000	5,255,800
CA State GO	5.00%	2/1/2033	AA-	10,000	10,807,000
CA State GO	5.00%	8/1/2038	AA-	3,300	3,758,700
CA State GO	5.25%	8/1/2032	AA-	7,500	8,709,150
CA State GO	5.50%	3/1/2040	AA-	9,250	9,601,037
CA State GO	5.60%	3/1/2036	AA-	7,330	7,619,975
CA State GO	6.50%	4/1/2033	AA-	6,145	6,215,606
Chicago Brd Ed	5.00%	12/1/2029	B+	2,000	2,095,480
Chicago Brd Ed	5.00%	12/1/2030	B+	2,070	2,156,981
Chicago Brd Ed	5.00%	12/1/2031	B+	1,000	1,037,160
Chicago Brd Ed	5.00%	12/1/2046	B+	1,500	1,495,455
Chicago Brd Ed	6.50%	12/1/2046	B+	1,000	1,114,930
Chicago Brd Ed†	7.00%	12/1/2046	B+	1,200	1,395,192
Chicago GO	5.00%	1/1/2026	BBB+	4,950	5,299,272
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,384,249
Chicago GO	5.00%	1/1/2034	BBB+	3,150	3,204,243
Chicago GO	5.00%	1/1/2034	BBB+	5,000	5,142,200
Chicago GO	5.00%	1/1/2040	BBB+	5,000	5,056,650
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,540,376
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,050,960
Chicago GO	5.50%	1/1/2042	BBB+	250	261,005
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,220,100
Chicago GO	6.00%	1/1/2038	BBB+	17,830	19,875,101
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	9,375	10,104,187
Cook Co GO	5.00%	11/15/2030	AA-	1,000	1,106,680
Cook Co GO	5.00%	11/15/2031	AA-	2,150	2,373,127
Cook Co GO	5.00%	11/15/2034	AA-	500	546,850
Cook Co GO	5.00%	11/15/2035	AA-	1,000	1,090,840
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	10,969,900
CT State GO	5.00%	6/15/2033	A1	1,250	1,395,475
CT State GO	5.00%	6/15/2038	A1	1,000	1,094,510
CT State GO	4.00%	6/15/2037	A1	775	784,122
CT State GO(b)	5.00%	12/1/2022	AA	10,000	10,588,850
CT State GO(b)	5.00%	12/1/2023	AA	10,000	10,588,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

CT State GO	5.00%	6/15/2032	A1	$1,000	$1,119,790
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	BB-	4,000	4,014,800
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	6,500	6,514,625
HI State GO(b)	5.00%	8/15/2030	AA	10,000	10,866,000
IL State GO	4.00%	6/1/2034	BBB-	2,250	2,090,295
IL State GO	5.00%	6/1/2027	BBB-	2,000	2,133,720
IL State GO	5.00%	11/1/2028	BBB-	7,795	8,333,634
IL State GO	5.00%	3/1/2030	BBB-	6,500	6,667,570
IL State GO	5.00%	1/1/2033	BBB-	3,500	3,568,145
IL State GO	5.00%	1/1/2035	BBB-	6,200	6,418,116
IL State GO	5.00%	5/1/2038	BBB-	4,515	4,681,649
IL State GO	5.00%	1/1/2041	BBB-	3,580	3,669,106
IL State GO	5.50%	7/1/2033	BBB-	9,020	9,541,085
IL State GO	5.50%	7/1/2038	BBB-	5,345	5,595,681
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	4,846,500
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	3,290	3,721,648
MA State GO	3.00%	4/1/2041	Aa1	7,000	6,108,620
Middletown CSD	5.25%	12/1/2040	AA	2,250	2,485,328
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,809,900
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+	7,660	4,885,318
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB+	6,910	4,279,501
NYC GO	5.00%	8/1/2027	AA	6,000	6,713,820
PA State GO	4.00%	9/15/2030	Aa3	10,000	10,661,400
PA State GO	4.00%	3/1/2037	Aa3	4,215	4,342,082
Philadelphia GO	5.00%	8/1/2036	A	8,400	9,293,676
Philadelphia GO	5.00%	8/1/2037	A	3,150	3,467,993
Philadelphia GO	5.25%	7/15/2031	A	1,400	1,559,278
Philadelphia GO	5.25%	7/15/2032	A	3,000	3,333,870
Philadelphia GO	5.25%	7/15/2033	A	1,000	1,109,310
Philadelphia Sch Dist	5.00%	9/1/2037	A2	800	880,560
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,097,170
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,236,873
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,215	1,362,100
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,294,630
PR Comwlth GO(e)	5.50%	7/1/2039	Ca	3,000	1,612,500
San Francisco Arpt AMT	5.25%	5/1/2042	A+	4,000	4,526,400
Tuscaloosa Co Brd of Ed	5.00%	8/1/2046	AA-	5,000	5,502,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+		$4,000	$4,249,920
WI PFA - Boynton	5.00%	7/1/2044	NR		5,400	6,007,986
Total						345,196,647

Health Care 14.90%

AL PFA - AL Proton Therapy†	6.85%	10/1/2047	NR		2,160	2,244,542
Alleghany Co Hsp - Allegheny Hlth	4.00%	4/1/2044	A		5,500	5,304,585
Allen Co Hsp - Catholic Hlth Ptnrs	5.00%	5/1/2033	A+		7,065	7,613,668
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		3,000	3,092,640
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		2,100	2,160,963
CA Hlth - Sutter Hlth	4.00%	11/15/2042	AA-		2,000	2,029,800
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		4,500	4,876,920
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2047	A-		2,500	2,726,900
CA Statewide - Beverly	5.00%	2/1/2045	BBB-		5,000	5,355,200
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,459,205
CA Stwde - Huntington Memorial Hosp	4.00%	7/1/2048	A-		4,000	3,972,560
CA Stwde - John Muir Hlth	4.00%	12/1/2057	A+		2,250	2,223,653
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		6,875	7,341,950
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		3,000	3,218,460
Cass Co - Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA		5,000	5,151,350
Cnty of Lucas OH - ProMedica Hlth	5.25%	11/15/2048	Baa1		6,650	7,153,272
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	NR		8,075	8,703,962
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	NR		4,750	5,103,162
Denver Hlth & Hsp Auth	2.935% (3 Mo. LIBOR * .67 + 1.10%)#	12/1/2033	BBB		4,640	4,421,595
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	745,381
Duluth Econ Dev Auth- Essentia Health	5.25%	2/15/2058	A-		12,000	13,135,920
Fairview Health Services	5.00%	11/15/2049	A+		5,400	5,919,480
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,590,589
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB	(c)	4,400	4,705,052
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		4,825	5,485,687
Greenville Hlth Sys	5.00%	5/1/2034	A		3,970	4,368,389
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2045	BB		1,500	1,514,775
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	1/1/2026	AA+		2,500	2,559,213
IN Fin Auth - Major Hsp	5.00%	10/1/2029	Baa3		1,500	1,626,840
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		595	630,700
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,126,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

LA PFA - Ochsner Clinic	6.25%	5/15/2031	A3		$8,090	$8,900,456
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(c)	1,350	1,397,831
MA DFA - Boston Med Ctr	5.00%	7/1/2031	BBB		1,900	2,108,924
MA DFA - CareGroup	5.00%	7/1/2048	A-		4,000	4,356,280
MA DFA - Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,071,750
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	3,000	3,196,410
MD Hlth & HI Ed - Adventist	5.50%	1/1/2046	Baa3		9,000	9,980,910
MD Hlth & HI Ed - Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		4,275	4,612,255
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2036	BBB		1,320	1,443,156
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2038	BBB		2,250	2,441,453
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,119,553
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba3		11,150	12,240,024
Meadville Med Center	6.00%	6/1/2046	NR		790	845,450
Meadville Med Center	6.00%	6/1/2051	NR		930	992,291
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BB+	(c)	1,000	1,003,290
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	A-	(c)	3,150	3,372,106
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	A-	(c)	1,300	1,389,505
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		3,500	3,777,725
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2043	BBB		3,600	3,902,796
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2048	BBB		5,180	5,594,348
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		2,500	2,553,900
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,101,150
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	634,665
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,764,148
NY Dorm - Montefiore	4.00%	8/1/2036	BBB		1,450	1,462,615
NY Dorm - Montefiore	5.00%	8/1/2033	BBB		900	1,022,364
NY Dorm - Montefiore	5.00%	8/1/2034	BBB		500	564,480
NY Dorm - Montefiore	5.00%	8/1/2035	BBB		900	1,012,932
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,451,008
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000	1,091,690
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2040	BBB-		1,300	1,395,628
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,480,136
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	5,806,154
OK DFA - OU Med	5.50%	8/15/2057	Baa3		3,600	3,949,056
Palomar Hlth	5.00%	11/1/2036	BBB		4,025	4,369,057
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		4,845	5,187,154
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2032	BBB-		850	924,749

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2033	BBB-		$2,950	$3,198,272
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A+		5,750	6,222,707
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2042	BB	(c)	750	774,818
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2047	BB	(c)	675	694,859
Tempe IDA - ASU Mirabella†	6.125%	10/1/2047	NR		1,150	1,238,102
UCal Med Ctr	5.25%	5/15/2038	AA-		660	738,098
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		5,000	5,457,500
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500	5,084,370
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		4,000	4,349,640
WI Hlth & Ed - Marshfield Hlth Sys	4.00%	2/15/2050	NR		7,780	7,407,027
WI PFA - MD Proton†	6.125%	1/1/2033	NR		1,500	1,569,060
WI PFA - MD Proton†	6.375%	1/1/2048	NR		1,000	1,031,380
WV Hsp - Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	1,498,420
Total						295,344,314

Housing 1.28%

CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		550	590,832
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,492,259
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,000	5,240,450
HI Hsg Fin & Dev - Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A1		2,000	2,031,120
IL Fin Auth - CHF - UIC	5.00%	2/15/2047	BBB-		900	952,902
IL Fin Auth - CHF - UIC	5.00%	2/15/2050	BBB-		1,500	1,582,605
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	CCC+		1,345	1,287,340	(g)
Los Angeles Hsg	6.25%	6/1/2034	A-		4,220	4,275,915
MA DFA - Newbridge†	5.00%	10/1/2057	BB+	(c)	3,500	3,541,755
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2037	Baa3		1,000	1,084,110
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,031,950
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-		1,150	1,176,703
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2046	BBB-		1,000	1,020,200
Total						25,308,141

Lease Obligations 6.70%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A+		5,600	6,085,968
CA Pub Wks - Various Cap Proj	5.00%	4/1/2033	A+		8,500	9,193,855
CA Pub Wks - Various Cap Proj	5.125%	10/1/2031	A+		2,500	2,708,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA		$5,275	$5,906,839
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2028	AA		7,000	7,526,330
Houston Co Coop Dist - Country Crossing(e)	12.50%	6/7/2013	NR		1,768	247,520	(g)
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,500	3,832,885
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB+		6,500	6,918,925
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB+		3,000	3,172,860
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB+		3,145	3,318,195
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+		4,500	5,228,460
NJ Ed Facs - Higher Ed	4.00%	9/1/2029	BBB+		5,445	5,555,425
NJ EDA - Bldgs	5.00%	6/15/2047	BBB+		5,475	5,719,842
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-		7,500	8,110,275
NJ EDA - Sch Facs	3.31% (MUNIPSA * 1 + 1.60%)#	3/1/2028	BBB+		4,625	4,565,476
NJ EDA - Sch Facs	5.00%	3/1/2028	BBB+		3,845	4,097,040
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(c)	4,500	4,740,660
NJ EDA - State House	5.00%	6/15/2043	BBB+		3,800	4,013,408
NJ Trans Trust Fund	5.00%	12/15/2035	BBB+		3,500	3,790,885
NJ Trans Trust Fund	5.00%	12/15/2023	BBB+		4,425	4,856,968
NJ Trans Trust Fund	5.00%	6/15/2030	A+		3,000	3,315,600
NJ Trans Trust Fund	5.00%	6/15/2031	A+		2,400	2,640,864
NJ Trans Trust Fund	5.00%	12/15/2036	BBB+		3,500	3,772,965
NJ Trans Trust Fund	5.00%	6/15/2042	BBB+		2,215	2,290,731
NYC TFA - Bldg Aid	5.00%	7/15/2030	AA		10,000	10,936,100
NYC TFA - Bldg Aid	5.00%	7/15/2031	AA		6,000	6,555,240
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	Aa3		3,150	3,637,715
Total						132,739,981

Other Revenue 5.61%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-		8,165	8,541,488
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BBB-		5,750	6,090,803
Baker Correctional Dev	8.50%	2/1/2030	NR		3,400	2,870,144
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2030	BBB-		2,340	2,613,429
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2		2,500	2,772,875
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-		8,100	8,740,710
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2048	BBB-		1,400	1,490,944
City of Miami Beach - Parking Revs (BAM)	5.00%	9/1/2040	AA		2,000	2,237,240
Cleveland Arpt	5.00%	1/1/2030	A		2,000	2,133,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB+		$1,000	$1,099,410
Clifton Higher Ed - Intl Ldrshp Sch(d)	6.125%	8/15/2048	NR		6,705	6,786,130
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB		1,500	1,604,265
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+		1,000	1,171,120
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+		1,000	1,171,120
Denver Conv Ctr	5.00%	12/1/2034	Baa2		1,000	1,089,370
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	BB	(c)	5,500	5,919,430
Grand River Hosp Dist (AGM)	5.25%	12/1/2034	AA		900	1,039,896
Grand River Hosp Dist (AGM)	5.25%	12/1/2035	AA		900	1,036,620
Grand River Hosp Dist (AGM)	5.25%	12/1/2037	AA		900	1,023,642
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB		5,100	5,567,721
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	B		1,250	1,256,100
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa3		6,645	7,355,550
Long Beach Nat Gas - ML	3.203% (3 Mo. LIBOR * .67 + 1.45%)#	11/15/2027	A-		9,000	9,012,870
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+		11,000	11,771,210
MI Pub Ed - Bradford Admy	8.75%	9/1/2039	NR		2,250	1,733,445
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025	NR		1,250	13,125
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037	NR		1,700	17,850
NJ EDA - Team Academy	6.00%	10/1/2043	BBB		3,500	3,818,465
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	A3		7,000	6,999,510
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2031	A3		3,995	4,305,931
Total						111,283,673

Special Tax 3.10%

Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3		1,845	1,955,700
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa3		4,300	4,439,277
CT Spl Tax - Trans Infra	5.00%	8/1/2034	A+		3,600	3,943,512
CT Spl Tax - Trans Infra	5.00%	1/1/2037	A+		6,300	6,972,525
CT Spl Tax - Trans Infra	5.00%	1/1/2038	A+		4,500	4,958,595
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR		4,540	2,179,200
Gramercy Farms Cmnty Dev Dist(e)	5.25%	5/1/2039	NR		1,340	13
Houston Co Coop Dist - Country Crossing(e)	10.00%	5/1/2039	NR		5,000	550,000	(g)
Inland Valley Redev Agy	5.25%	9/1/2037	A-		3,375	3,761,066
Irvine CFD - Great Park	5.00%	9/1/2044	NR		500	529,495
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2		2,325	2,662,892
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	3.382% (CPI Based )#	3/1/2024	Baa1		4,500	4,467,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)

PA COPS	4.00%	7/1/2046	A2		$2,375	$2,383,930
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA		1,000	1,137,400
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA		1,400	1,585,220
Riverside RDA - Housing~	Zero Coupon	10/1/2041	A		11,195	13,576,289
San Francisco Redev - Mission Bay South	7.00%	8/1/2033	BBB+		1,000	1,109,040
San Francisco Redev - Mission Bay South	7.00%	8/1/2041	BBB+		1,400	1,552,656
Sparks Tourism Impt Dist†	6.50%	6/15/2020	Ba3		625	625,569
Sparks Tourism Impt Dist†	6.75%	6/15/2028	Ba3		2,500	2,502,100
Stone Canyon CID(e)	5.70%	4/1/2022	NR		1,000	280,000
Stone Canyon CID(e)	5.75%	4/1/2027	NR		1,300	364,000
Total						61,536,349

Tax Revenue 4.20%

Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+		3,300	3,493,017
Casino Reinv Dev Auth	5.25%	11/1/2044	BBB+		1,950	2,058,888
Chicago Brd Ed - CIT	5.00%	4/1/2042	A	(c)	1,800	1,908,378
Chicago Brd Ed - CIT	5.00%	4/1/2046	A	(c)	2,050	2,167,547
Cook Co Sales Tax	4.00%	11/15/2034	AA		3,000	3,127,350
MA Sch Bldg Auth - Sales Tax(b)	5.00%	2/1/2028	AA+		20,000	21,491,000
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2057	BBB		3,000	3,076,080
Met Pier & Expo Auth - McCormick Place	5.50%	6/15/2053	BBB		4,150	4,407,922
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2045	AA		3,145	951,866
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB		10,000	6,000,500
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB		20,000	8,763,600
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB		15,000	6,219,600
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3		2,500	2,790,025
NYC TFA - Future Tax	4.00%	5/1/2037	AAA		2,700	2,810,565
PR Corp Sales Tax(e)	5.00%	8/1/2043	Ca		5,130	2,391,863
PR Corp Sales Tax(e)	5.50%	8/1/2040	Ca		5,580	2,601,675
PR Corp Sales Tax(e)	6.125%	8/1/2029	Ca		2,000	932,500
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A		4,190	4,578,036
Yorba Linda Redev Agy	6.00%	9/1/2026	NR		1,145	1,273,171
Yorba Linda Redev Agy	6.50%	9/1/2032	NR		2,000	2,249,240
Total						83,292,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco 4.38%

Buckeye Tobacco	Zero Coupon	6/1/2047	NR		$18,000	$1,024,740
Buckeye Tobacco	5.125%	6/1/2024	B-		9,560	8,928,944
Buckeye Tobacco	5.75%	6/1/2034	B-		2,835	2,701,528
Buckeye Tobacco	5.875%	6/1/2047	B-		5,000	4,756,400
Golden St Tobacco	5.00%	6/1/2029	BBB		2,500	2,753,875
Golden St Tobacco	5.00%	6/1/2047	NR		4,375	4,218,638
Golden St Tobacco	5.00%	6/1/2047	NR		7,130	6,875,174
Golden St Tobacco	5.25%	6/1/2047	NR		4,375	4,364,981
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA		15,000	15,211,350
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A		3,325	3,789,935
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	NR		5,625	6,164,494
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR		5,895	5,773,799
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-		2,000	2,104,340
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB		3,175	3,204,305
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+		6,125	6,539,418
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		3,195	3,056,305
TSASC	5.00%	6/1/2035	A-		1,140	1,241,950
TSASC	5.00%	6/1/2036	A-		570	617,549
TSASC	5.00%	6/1/2048	NR		3,700	3,567,392
Total						86,895,117

Transportation 19.27%

AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA		2,000	2,238,600
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA		2,000	2,233,780
Atlanta Arpt - PFC	5.00%	1/1/2028	AA-		1,000	1,128,220
Atlanta Arpt - PFC	5.00%	1/1/2031	AA-		4,000	4,478,760
CA Muni Fin Auth - LINXS AMT	4.00%	12/31/2047	BBB+	(c)	10,250	10,111,317
Central TX Mobility Auth	5.00%	1/1/2045	A-		4,500	4,845,735
Central TX Mobility Auth	6.00%	1/1/2041	A-		10,000	10,782,300
Central TX Tpk	5.00%	8/15/2033	BBB+		4,550	4,924,055
Chicago O’Hare Arpt	5.625%	1/1/2035	A		280	296,526
Chicago O’Hare Arpt - TRIPS AMT	5.00%	7/1/2048	BBB		2,500	2,722,675
Chicago O’Hare Arpt AMT	5.00%	1/1/2053	A		10,000	10,868,700
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA		900	1,002,780
Delaware River Port Auth	5.00%	1/1/2034	A+		7,200	7,933,536
Denver City & Co Arpt	4.00%	12/1/2043	A		5,000	5,110,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A		$4,200	$2,471,322
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A		7,720	3,303,234
Eagle Co Arpt AMT	5.00%	5/1/2033	Baa2		2,430	2,717,299
Eagle Co Arpt AMT	5.00%	5/1/2037	Baa2		1,000	1,102,190
Eagle Co Arpt AMT	5.00%	5/1/2041	Baa2		1,000	1,091,640
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-		4,500	2,581,290
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-		9,000	10,329,570
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-		8,000	9,165,680
Greater Orlando Aviation AMT	4.00%	10/1/2052	A1		7,500	7,499,625
Hampton Roads Trans Commn	5.50%	7/1/2057	NR		6,000	7,076,340
HI Arpt	5.00%	7/1/2034	AA-		3,000	3,112,470
HI Arpt Sys AMT	5.00%	7/1/2048	AA-		5,000	5,546,000
HI Arpts AMT	5.00%	7/1/2041	AA-		5,000	5,490,150
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB		4,000	4,306,520
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	BB		2,500	2,685,275
Lee Co Arpt AMT	5.375%	10/1/2032	A		3,695	3,941,050
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2041	AA		4,000	4,423,720
MA Port Auth AMT	4.00%	7/1/2046	AA		5,465	5,557,085
MA Port Auth AMT	5.00%	7/1/2040	AA		1,500	1,645,215
MA Port Auth AMT	5.00%	7/1/2045	AA		3,315	3,619,748
Met DC Arpt AMT	5.00%	10/1/2027	AA-		3,250	3,623,165
Met DC Arpt AMT	5.00%	10/1/2028	AA-		2,000	2,201,600
Met DC Arpt AMT	5.00%	10/1/2035	AA-		4,525	5,079,584
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2030	A-		550	609,769
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2032	A-		1,160	1,279,596
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A		4,435	4,916,951
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2029	A		2,500	2,760,525
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(c)	5,900	6,728,006
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+		2,000	2,220,500
MTA NY	4.00%	11/15/2046	A1		4,000	4,021,600
MTA NY	5.00%	11/15/2030	A1		5,095	5,489,353
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB		1,000	1,113,400
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2037	AA		12,900	13,069,893
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1		2,750	3,061,520
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1		1,000	1,108,630
NJ Tpk Auth	4.00%	1/1/2043	NR		5,555	5,694,319
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		4,500	4,818,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

North TX Twy Auth	5.00%	1/1/2040	A+	$4,350	$4,665,027
North TX Twy Auth	5.00%	1/1/2048	A	4,500	4,973,130
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3	3,100	3,102,325
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3	5,000	5,562,200
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3	2,700	2,990,439
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3	2,250	2,473,853
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	5,150	5,419,911
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	14,210	15,114,324
PA Tpk Commn	4.00%	12/1/2038	A3	3,425	3,442,776
PA Tpk Commn	5.00%	6/1/2029	A3	9,000	10,062,180
Philadelphia Airport AMT	5.00%	7/1/2042	A	4,440	4,888,040
Port Auth NY & NJ	5.25%	10/15/2055	AA-	3,325	3,756,984
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	2,002,481
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,492,387
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,162,260
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	2,196,460
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,165,240
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,429,528
Sacramento Co Arpt	5.00%	7/1/2041	A	7,000	7,804,090
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,241,302
San Francisco Arpt AMT	5.00%	5/1/2025	A+	5,000	5,340,550
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,754,390
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	10,000	10,736,200
San Jose Arpt AMT	5.00%	3/1/2047	A	2,800	3,106,292
San Jose Arpt AMT	6.25%	3/1/2034	A	5,000	5,402,850
South Carolina Ports AMT	5.25%	7/1/2055	A+	5,000	5,419,750
St Louis Arpt - Lambert Intl Arpt	6.25%	7/1/2029	A2	3,020	3,081,910
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	7/1/2034	BBB	1,525	1,590,377
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB	6,100	6,479,176
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB	1,230	1,332,004
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,869,337
Wayne Co Arpt AMT	5.00%	12/1/2042	A2	1,200	1,318,416
WV Parkways Auth	4.00%	6/1/2047	AA-	4,500	4,617,135
Total					382,133,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 12.15%

Adelanto Util Sys (AGM)	5.00%	7/1/2039	AA	$1,500	$1,710,210
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,250	4,727,955
Baltimore Water	5.00%	7/1/2032	A+	2,435	2,748,798
Baltimore Water	5.00%	7/1/2046	A+	10,000	11,223,300
Central Plains - Goldman Sachs	5.00%	9/1/2032	A3	5,000	5,345,850
Central Plains - Goldman Sachs	5.00%	9/1/2042	BBB+	11,040	12,553,253
Central Plains - Goldman Sachs	5.25%	9/1/2037	A3	9,025	9,726,964
Chicago Wastewater	5.00%	1/1/2047	A	1,325	1,401,877
Chicago Water	5.00%	11/1/2029	A	4,560	5,186,681
Chicago Water	5.00%	11/1/2036	A	1,775	1,967,091
Chicago Water	5.00%	11/1/2039	A	2,600	2,806,726
Chicago Water (AGM)	5.00%	11/1/2036	AA	3,000	3,324,660
Chicago Water (AGM)	5.00%	11/1/2037	AA	2,500	2,750,650
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	Aa3	2,125	2,151,881
CO Public Auth - ML	6.50%	11/15/2038	A-	4,270	5,802,076
Compton Water	6.00%	8/1/2039	NR	5,500	5,581,895
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	9,000	9,216,630
Detroit Sewer	5.00%	7/1/2034	A	1,595	1,763,145
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	3,600	4,053,564
Jefferson Co Sewer	6.50%	10/1/2053	BBB	2,000	2,343,900
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2027	AA	4,875	3,475,778
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	2,215	2,445,582
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2035	A-	5,000	5,514,100
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	A-	4,000	4,397,160
Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-	4,735	5,062,236
Long Beach Nat Gas - ML	5.50%	11/15/2037	A-	5,825	7,123,043
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA	9,710	10,463,884
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2040	A	2,625	2,903,066
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1	3,500	3,514,210
New Orleans Water	5.00%	12/1/2034	A-	1,000	1,104,720
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	5,000	5,276,200
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	3,500	3,971,905
Paducah Electric (AGM)	5.00%	10/1/2033	AA	1,000	1,109,520
Paducah Electric (AGM)	5.00%	10/1/2035	AA	1,000	1,102,360
Philadelphia Gas Works	5.00%	8/1/2029	A	1,750	1,977,553
Philadelphia Gas Works	5.00%	8/1/2030	A	1,500	1,688,325
Philadelphia Water & Wastewater	5.00%	7/1/2030	A+	3,355	3,818,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

Philadelphia Water & Wastewater	5.25%	10/1/2052	A+		$5,550	$6,293,811
Pima CO IDA - Tucson Elec	4.00%	9/1/2029	A-		5,040	5,205,665
PR Aqueduct & Swr Auth	5.25%	7/1/2042	Ca		3,000	2,767,500
PR Aqueduct & Swr Auth	5.75%	7/1/2037	Ca		2,750	2,585,000
PR Elec Pwr Auth(e)	2.31% (3 Mo. LIBOR * .67 + .70%)#	7/1/2031	Ca		4,000	2,300,000
Salt Verde Fin Corp - Citi	5.00%	12/1/2032	BBB+		3,265	3,788,902
Salt Verde Fin Corp - Citi	5.00%	12/1/2037	BBB+		11,705	13,415,686
Salt Verde Fin Corp - Citi	5.25%	12/1/2027	BBB+		3,685	4,272,758
Southern CA Pub Pwr Auth - Goldman Sachs	3.172% (3 Mo. LIBOR * .67 + 1.47%)#	11/1/2038	A3		3,000	2,782,860
TEAC - Goldman Sachs	5.625%	9/1/2026	BBB	(c)	3,000	3,453,270
Texas Water Dev Brd	4.00%	10/15/2037	AAA		6,350	6,680,771
Trimble Env Facs - Louisville Gas & Elec	3.75%	6/1/2033	A1		11,250	11,412,112
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3		3,520	3,819,974
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3		9,965	10,790,899
Total						240,904,214
Total Municipal Bonds (cost $1,938,645,709)						1,980,535,229

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.42%

Variable Rate Demand Notes 0.42%

Health Care 0.18%

NYC Muni Water	1.72%	1/2/2019	6/15/2045	AAA	910	910,000
Shelby Co Hlth Ed Hsg - Methodist Le Bonheur (AGM)	1.73%	1/2/2019	6/1/2042	AA	2,600	2,600,000
Total						3,510,000

Tax Revenue 0.14%

NYC TFA - Future Tax	1.77%	1/2/2019	11/1/2022	AAA	2,730	2,730,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 0.10%

NYC Muni Water	1.69%	1/2/2019	6/15/2032	AA+	$2,000	$2,000,000

Total Short-Term Investments (cost $8,240,000)						8,240,000

Total Investments in Securities 100.31% (cost $1,946,885,709)						1,988,775,229

Cash and Other Assets in Excess of Liabilities(k) (0.31%)						(6,129,101)

Net Assets 100.00%						$1,982,646,128

Open Futures Contracts at December 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	March 2019	66	Short	$(9,402,821)	$(9,636,000)	$(233,179)

Note: See Footnotes to Schedule of Investments on page 117 of this report

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2018

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$—	$111,735,111	$2,842,000	$114,577,111
Housing	—	24,020,801	1,287,340	25,308,141
Lease Obligations	—	132,492,461	247,520	132,739,981
Special Tax	—	60,986,349	550,000	61,536,349
Remaining Industries	—	1,646,373,647	—	1,646,373,647
Short-Term Investments
Variable Rate Demand Notes	—	8,240,000	—	8,240,000
Total	$—	$1,983,848,369	$4,926,860	$1,988,775,229
Liabilities
Trust Certificates(4)	$—	$(26,250,000)	$—	$(26,250,000)
Total	$—	$(26,250,000)	$—	$(26,250,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(233,179)	—	—	(233,179)
Total	$(233,179)	$—	$—	$(233,179)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2018.
(4)	Refer to Note 2(e) for a description of Municipal Bonds held in the Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$4,929,227
Accrued Discounts (Premiums)	29
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(2,396)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of December 31, 2018	$4,926,860
Change in unrealized appreciation/depreciation for the period ended December 31, 2018, related to Level 3 investments held at December 31, 2018	$(2,396)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.83%

Corporate-Backed 10.68%

Allegheny Co IDA - US Steel	6.875%		5/1/2030	B	$6,050	$6,107,475
Arista Met District	5.125%		12/1/2048	NR	3,500	3,541,825
Beauregard Parish - Office Max	6.80%		2/1/2027	B1	5,000	5,025,100
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450	1,532,142
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3	9,000	9,317,520
Cleveland Arpt - Continental Airlines AMT	5.375%		9/15/2027	BB	15,240	15,288,920
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	606,938
Downtown Doral CDD†	5.00%		12/15/2048	NR	1,500	1,468,035
Fort Bend IDC - NRG Energy	4.75%		11/1/2042	Baa3	3,480	3,540,691
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B	24,910	26,421,788
IA Fin Auth - Iowa Fertilizer Co	5.50%		12/1/2022	B	30	30,031
IL Fin Auth - Leafs Hockey Club(e)	5.875%		3/1/2027	NR	1,500	360,000
IL Fin Auth - Leafs Hockey Club(e)	6.00%		3/1/2037	NR	1,450	348,000
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%		1/1/2022	NR	10,015	10,137,483
MD EDC - Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR	3,430	2,332,400
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	10,000	10,191,700
National Fin Auth NH - Covanta AMT†	4.875%		11/1/2042	B1	12,000	11,758,920
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1	8,500	8,239,985
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	BB	5,125	5,508,811
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	BB	9,460	10,230,801
NJ EDA - Continental Airlines AMT	5.50%		4/1/2028	BB	5,965	5,976,035
NJ EDA - Continental Airlines AMT	5.50%		6/1/2033	BB	1,885	2,067,958
NJ EDA - Continental Airlines AMT	5.625%		11/15/2030	BB	2,600	2,918,968
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR	35,725	36,709,224
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB	6,135	6,530,769
OH Air Quality - Pratt Paper AMT†	4.25%		1/15/2038	NR	1,250	1,245,138
OH Air Quality - Pratt Paper AMT†	4.50%		1/15/2048	NR	10,500	10,585,260
PA Econ Dev - Natl Gypsum AMT	5.50%		11/1/2044	NR	1,000	1,035,660
PA Econ Dev - US Airways	8.00%		5/1/2029	BB-	2,460	2,624,451
Port Seattle IDC - Delta Airlines AMT	5.00%		4/1/2030	BBB-	1,000	1,077,860
Rumford Solid Waste - Office Max AMT	6.875%		10/1/2026	B1	1,500	1,507,530
VA Small Bus Fing - Covanta AMT†	5.00	%#(a)	1/1/2048	B	1,650	1,677,192
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	1,015	1,106,817
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	4,000	4,594,960
West Pace Coop Dist(e)	9.125%		5/1/2039	NR	13,770	7,986,600	(g)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

WI PFA - Natl Gypsum AMT	5.25%	4/1/2030	NR	$2,500	$2,619,825
WI PFA - TRIPS AMT	5.00%	7/1/2042	BBB	6,000	6,301,680
WI Pub Fin Auth - Celanese AMT	4.30%	11/1/2030	BBB-	3,125	3,168,031
WI Pub Fin Auth - Celanese AMT†	5.00%	12/1/2025	BBB-	1,950	2,121,873
Total					233,844,396

Education 4.76%

AZ IDA - Academy of Math & Science Proj†	5.625%	7/1/2048	BB	2,235	2,264,390
AZ IDA - Academy of Math & Science Proj†	5.75%	7/1/2053	BB	3,000	3,044,100
AZ IDA - American Charter Sch†	5.00%	7/1/2022	BB+	1,880	1,937,039
CA Muni Fin - Julian Chtr Sch†	5.625%	3/1/2045	B+	5,000	4,869,400
Clifton Higher Ed - Intl Ldrshp Sch	5.75%	8/15/2045	NR	4,500	4,427,415
Columbus-Franklin Co Fin - Ohio Dominican U	6.50%	3/1/2048	NR	2,000	1,914,320
Columbus-Franklin Co Fin - Ohio Dominican U	6.50%	3/1/2053	NR	3,000	2,827,920
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	1,420	1,448,059
FL HI Ed - Jacksonville Univ†	5.00%	6/1/2048	NR	3,200	3,309,088
FL HI Ed - Jacksonville Univ†	5.00%	6/1/2053	NR	3,250	3,335,768
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2045	BB+	7,545	7,834,653
Glenville Clg	5.00%	6/1/2037	NR	1,500	1,492,785
Glenville Clg	5.25%	6/1/2047	NR	4,000	3,999,680
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3	4,325	4,327,811
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2023	Baa3	4,000	4,001,640
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2025	Baa3	2,500	2,500,525
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3	4,450	4,441,589
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3	3,090	3,102,793
Marietta Dev Auth - Life Univ†	5.00%	11/1/2037	Ba3	3,750	3,926,888
Marietta Dev Auth - Life Univ†	5.00%	11/1/2047	Ba3	3,000	3,112,530
NV Dept of Bus & Ind - Somerset†	5.00%	12/15/2048	BB	1,500	1,503,450
NY Dorm - Yeshiva Univ	5.00%	11/1/2031	B3	1,475	1,529,575
Phoenix IDA - Basis Schs†	5.00%	7/1/2045	BB	2,500	2,505,475
Phoenix IDA - Basis Schs†	5.00%	7/1/2047	BB	1,000	1,001,370
Phoenix IDA - Basis Schs†	5.00%	7/1/2051	BB	2,580	2,547,311
Phoenix IDA - Legacy Tradtl Schs†	5.00%	7/1/2035	Ba1	2,060	2,097,698
Pima IDA - American Leadership Acad†	5.00%	6/15/2047	NR	4,150	4,152,490
Pima IDA - American Leadership Acad†	5.00%	6/15/2052	NR	4,565	4,506,385
Tuscarawas Co Eco Dev - Ashland Univ	6.00%	3/1/2045	NR	5,000	5,009,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

Univ of Illinois (AGM)	4.00%	4/1/2037	AA	$5,745	$5,896,783
WI PFA - Wingate Univ	5.25%	10/1/2043	BBB	2,000	2,126,880
WI PFA - Wingate Univ	5.25%	10/1/2048	BBB	3,000	3,168,420
Total					104,163,930

Financial Services 0.23%

MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB	5,000	5,021,450

General Obligation 10.83%

American Samoa GO†	7.125%	9/1/2038	Ba3	4,520	4,524,068
Arkansas City Bldg - So Cent Reg Med	6.75%	9/1/2038	B2	6,360	6,451,648
Atlantic City GO (BAM)	5.00%	3/1/2032	AA	300	338,274
Bellwood GO	5.875%	12/1/2027	A	3,000	3,357,120
Bellwood GO	6.15%	12/1/2032	A	2,770	3,122,372
Chicago Brd Ed	5.00%	12/1/2029	B+	5,000	5,238,700
Chicago Brd Ed	5.00%	12/1/2030	B+	5,170	5,387,243
Chicago Brd Ed	5.00%	12/1/2031	B+	3,200	3,227,104
Chicago Brd Ed	5.00%	12/1/2031	B+	2,500	2,592,900
Chicago Brd Ed	5.00%	12/1/2032	B+	2,000	2,069,460
Chicago Brd Ed	5.00%	12/1/2033	B+	1,500	1,546,065
Chicago Brd Ed	5.00%	12/1/2034	B+	700	718,130
Chicago Brd Ed	5.00%	12/1/2035	B+	750	767,032
Chicago Brd Ed	5.00%	12/1/2042	B+	10,570	10,580,676
Chicago Brd Ed	5.00%	12/1/2046	B+	6,000	5,981,820
Chicago Brd Ed	5.25%	12/1/2035	B+	6,950	7,141,403
Chicago Brd Ed	5.25%	12/1/2039	B+	7,540	7,669,839
Chicago Brd Ed	5.25%	12/1/2041	B+	16,235	16,360,334
Chicago Brd Ed	5.50%	12/1/2039	B+	5,725	5,815,340
Chicago Brd Ed	6.50%	12/1/2046	B+	4,900	5,463,157
Chicago Brd Ed†	6.75%	12/1/2030	B+	1,000	1,178,110
Chicago Brd Ed	7.00%	12/1/2044	B+	2,180	2,474,213
Chicago Brd Ed†	7.00%	12/1/2046	B+	6,560	7,627,050
Chicago GO	5.00%	1/1/2034	BBB+	845	845,744
Chicago GO	5.00%	1/1/2038	BBB+	3,800	3,915,216
Chicago GO	5.25%	1/1/2028	BBB+	2,630	2,773,835

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Chicago GO	5.25%		1/1/2032	BBB+		$3,000	$3,129,600
Chicago GO	5.50%		1/1/2033	BBB+		3,305	3,507,233
Chicago GO	5.50%		1/1/2037	BBB+		1,000	1,050,960
Chicago GO	5.50%		1/1/2042	BBB+		250	261,005
Chicago GO	6.00%		1/1/2038	BBB+		17,835	19,880,674
CIC Met Dist 14	5.875%		12/1/2046	NR		2,750	2,863,575
Eaton Area Pk & Rec Dist	5.25%		12/1/2034	NR		1,250	1,300,037
Eaton Area Pk & Rec Dist	5.50%		12/1/2030	NR		710	751,869
Essex Co Impt Auth - Covanta AMT†	5.25%		7/1/2045	BB-		5,000	5,018,500
IL State GO	3.50%		6/1/2029	BBB-		3,880	3,554,119
IL State GO	4.00%		1/1/2026	BBB-		2,790	2,803,280
IL State GO	4.00%		6/1/2037	BBB-		7,000	6,320,230
IL State GO	4.50%		11/1/2039	BBB-		1,100	1,068,067
IL State GO	5.00%		5/1/2039	BBB-		5,000	5,097,950
IL State GO	6.00%		5/1/2026	BBB-		10,000	11,326,700
ME Fin Auth - Casella Waste AMT†	4.375	%#(a)	8/1/2035	B3		1,250	1,239,750
New Haven GO	5.50%		8/1/2033	BBB+		1,000	1,129,390
New Haven GO	5.50%		8/1/2035	BBB+		660	739,781
New Haven GO	5.50%		8/1/2037	BBB+		1,280	1,422,861
NJ Trans Trust Fund	Zero Coupon		12/15/2029	BBB+		7,665	4,888,507
PR Comwlth GO(e)	4.00%		7/1/2020	Ca		1,175	613,938
PR Comwlth GO(e)	5.00%		7/1/2020	Ca		11,695	6,286,062
PR Comwlth GO(e)	5.00%		7/1/2023	Ca		2,710	1,470,175
PR Comwlth GO(e)	5.50%		7/1/2026	Ca		5,000	2,687,500
PR Comwlth GO(e)	5.625%		7/1/2032	Ca		4,775	2,566,562
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		2,235	2,236,341
Scranton GO†	5.00%		9/1/2028	BB+		500	541,215
Scranton GO†	5.00%		9/1/2029	BB+		1,000	1,077,860
Scranton GO	5.00%		11/15/2032	BB+		5,830	6,178,109
WI PFA - American Dream†	7.00%		12/1/2050	NR		17,000	19,146,250
Total							237,324,953

Health Care 28.67%

AL PFA - AL Proton Therapy†	6.85%		10/1/2047	NR		6,500	6,754,410
Alachua Co Hlth - East Ridge Ret Vlg	6.25%		11/15/2044	BB-	(c)	2,750	2,853,400
Alachua Co Hlth - East Ridge Ret Vlg	6.375%		11/15/2049	BB-	(c)	1,000	1,041,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Antelope Valley Hlth	5.00%	3/1/2041	Ba3		$4,000	$4,123,520
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		3,300	3,395,799
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,074,540
Atlanta Dev Auth - Georgia Proton Ctr	7.00%	1/1/2040	NR		13,000	12,734,410
Blaine Sr Hsg & Hlthcare - Crest View	6.125%	7/1/2050	NR		5,000	4,782,150
Botetourt Co RCF - Glebe	6.00%	7/1/2044	NR		6,485	6,924,618
CA Stwde - Daughters of Charity	5.50%	7/1/2039	CC		5,350	4,402,408
CA Stwde - Daughters of Charity	5.75%	7/1/2024	CC		1,310	1,098,697
CA Stwde - Daughters of Charity	5.75%	7/1/2035	CC		2,620	2,158,670
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,740,434
CA Stwde - Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB-		21,000	21,995,820
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		11,120	11,875,270
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		11,750	12,605,635
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB+	(c)	1,000	1,037,420
CA Stwde - So Cal Presbyterian†	7.25%	11/15/2041	BBB+	(c)	2,500	2,598,650
CA Stwde - Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,054,500
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,733,118
CA Stwde - Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,061,340
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2037	BB	(c)	4,000	3,994,880
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2046	BB	(c)	4,000	3,865,600
Cnty of Lucas OH - ProMedica Hlth	5.25%	11/15/2048	Baa1		6,650	7,153,272
CO Hlth Facs - American Baptist	7.75%	8/1/2029	NR		5,770	5,965,314
CO Hlth Facs - American Baptist	7.75%	8/1/2039	NR		5,045	5,215,773
CO Hlth Facs - Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,028,120
CO Hlth Facs - Fraiser Meadows	5.25%	5/15/2037	BB+	(c)	750	804,488
CO Hlth Facs - Fraiser Meadows	5.25%	5/15/2047	BB+	(c)	2,250	2,392,245
CT Hlth & Ed - Church Home†	5.00%	9/1/2046	BB	(c)	1,000	1,011,990
CT Hlth & Ed - Church Home†	5.00%	9/1/2053	BB	(c)	1,500	1,502,745
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2041	NR		2,000	2,028,160
Cumberland Co Mun Auth - Asbury	5.40%	1/1/2022	NR		335	343,382
Cumberland Co Mun Auth - Asbury	6.00%	1/1/2040	NR		2,000	2,043,120
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	NR		8,075	8,703,962
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	NR		4,900	5,264,315
DC Rev - Ingleside at Rock Creek	5.00%	7/1/2052	NR		1,800	1,762,740
Decatur Hsp - Wise Hlth	5.25%	9/1/2044	BBB-		5,720	6,081,676
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	3,939,871
Duluth Econ Dev Auth- Essentia Health	5.25%	2/15/2058	A-		13,000	14,230,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Fairfax Co EDA - Vinson Hall	5.00%		12/1/2032	BBB+	(c)	$1,000	$1,053,730
Fairfax Co EDA - Vinson Hall	5.00%		12/1/2042	BBB+	(c)	2,800	2,919,812
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%		7/1/2030	Ba1		4,225	4,450,488
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%		7/1/2035	Ba1		2,620	2,772,851
Flint Hsp Bldg Auth - Hurley Med Ctr	7.50%		7/1/2039	Ba1		800	845,000
Floyd Co Dev Auth - Spires Berry College	6.25%		12/1/2048	NR		2,500	2,489,750
Floyd Co Dev Auth - Spires Berry College	6.50%		12/1/2053	NR		3,500	3,520,160
Franklin Hlth - Proton Therapy†	7.50%		6/1/2047	NR		10,000	10,626,000
Fulton Co Med Ctr	5.00%		7/1/2046	NR		4,000	4,002,480
Fulton Co Med Ctr	5.00%		7/1/2051	NR		5,000	4,968,150
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%		8/15/2054	AA-		3,600	4,092,948
Gaithersburg Eco Dev - Asbury	6.00%		1/1/2023	BBB	(c)	4,385	4,542,728
Glendale IDA - Beatitudes	5.00%		11/15/2036	NR		1,500	1,507,380
Glendale IDA - Beatitudes	5.00%		11/15/2040	NR		4,000	3,968,240
Glendale IDA - Beatitudes	5.00%		11/15/2053	NR		6,370	6,225,656
Guadalupe CO - Seguin City Hospital	5.00%		12/1/2040	BB		4,880	4,945,197
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2045	BB		910	918,964
Hanover Co EDA - Covenant Woods	5.00%		7/1/2042	NR		2,000	2,022,340
Hanover Co EDA - Covenant Woods	5.00%		7/1/2047	NR		1,985	2,003,977
Hanover Co EDA - Covenant Woods	5.00%		7/1/2051	NR		1,000	1,018,000
Harris Co Cultural Ed - Brazos	5.125%		1/1/2048	BBB-	(c)	1,535	1,559,069
Harris Co Cultural Ed - Brazos	7.00%		1/1/2043	BBB-	(c)	3,000	3,560,400
Holmes Co Hsp - Doctors Mem Hsp	5.75%		11/1/2026	NR		3,760	3,738,643
Holmes Co Hsp - Doctors Mem Hsp	6.00%		11/1/2038	NR		7,115	6,789,418
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2044	NR		2,955	2,962,683
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2046	NR		7,000	7,008,820
IA Fin Auth - Iowa Fertilizer Co	5.25	%#(a)	12/1/2050	B		11,470	12,204,998
IL Fin Auth - Clare Oaks~	Zero Coupon		11/15/2052	NR		2,845	79,430
IL Fin Auth - Clare Oaks	Zero Coupon		11/15/2052	NR		569	96,522
IL Fin Auth - Clare Oaks	4.00	%#(a)	11/15/2052	NR		4,550	3,368,978
IL Fin Auth - Clare Oaks~	4.00%		11/15/2052	NR		569	166,085
IL Fin Auth - Clare Oaks	7.00%		11/15/2027	NR		735	725,445
IL Fin Auth - Friendship Vlg Shaumburg	7.25%		2/15/2045	NR		3,500	3,704,225
IL Fin Auth - Landing / Plymouth Place	6.00%		5/15/2043	BB+	(c)	2,165	2,361,257
IL Fin Auth - Northwestern Mem Hsp†,(b)	5.75%		8/15/2030	AA		5,000	5,118,425
IL Fin Auth - Plymouth Place	5.25%		5/15/2050	BB+	(c)	3,150	3,200,872
King Co Pub Hsp - Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		3,500	3,525,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Kirkwood IDA - Aberdeen Heights	5.25%	5/15/2042	BB	(c)	$1,750	$1,821,995
Kirkwood IDA - Aberdeen Heights	5.25%	5/15/2050	BB	(c)	5,000	5,177,650
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		595	630,700
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,046,079
Kirkwood IDA - Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,254,166
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		3,000	3,116,850
LA Env Facs - St James Place	6.25%	11/15/2045	NR		6,100	6,608,069
LA PFA - Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	6,081,192
Lancaster Co Hosp Auth - Bretheren Village	5.125%	7/1/2037	BB+	(c)	1,000	1,037,280
Lancaster Co Hosp Auth - Bretheren Village	5.25%	7/1/2041	BB+	(c)	1,000	1,041,710
Licking Co Hlth - Kendal Granville	6.00%	7/1/2050	NR		6,000	6,234,900
MA DFA - Boston Medical Center	4.00%	7/1/2047	NR		4,130	4,006,843
Magnolia West CDD	5.35%	5/1/2037	NR		265	257,448
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	3,450	3,675,871
MD Hlth & HI Ed - Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		7,275	7,848,925
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba3		225	236,455
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba3		245	262,106
Meadville Med Center	6.00%	6/1/2046	NR		2,225	2,381,173
Meadville Med Center	6.00%	6/1/2051	NR		2,600	2,774,148
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BB+	(c)	1,000	1,003,290
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2045	Baa3		7,000	7,523,040
Moon IDC - Baptist Homes Soc	6.00%	7/1/2045	NR		9,250	9,694,925
Multnomah Co Hsp Facs - Mirabella	5.40%	10/1/2044	NR		3,250	3,403,075
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,865,674
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		10,690	10,920,476
New Hope - Carillon	5.00%	7/1/2046	NR		2,000	2,008,680
New Hope Cult Ed Facs - Carillon	5.00%	7/1/2036	NR		3,000	3,043,050
New Hope Cultural - Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,742,985
New Hope Ed Facs - Legacy Midtown Project	5.50%	7/1/2054	NR		4,750	4,698,795
NJ EDA - Bancroft Neurohealth	5.00%	6/1/2036	NR		1,500	1,528,770
NM Hsp - Gerald Champion Hsp	5.50%	7/1/2042	A-		5,625	6,009,187
Oconee Co IDA - Presby Village	6.25%	12/1/2048	NR		2,000	2,008,660
Oconee Co IDA - Presby Village	6.375%	12/1/2053	NR		3,000	3,013,980
OK DFA - OU Med	5.50%	8/15/2052	Baa3		2,700	2,964,006
OK DFA - OU Med	5.50%	8/15/2057	Baa3		8,600	9,433,856
Palm Beach Co Hlth - Sinai Residences	7.50%	6/1/2049	NR		2,325	2,617,810
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,681,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BBB-		$9,375	$9,958,312
Philadelphia IDA - Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485	2,539,571
Philadelphia IDA - Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,660	3,754,611
Philadelphia IDA - Wesley	5.00%	7/1/2042	BB	(c)	1,355	1,369,011
Philadelphia IDA - Wesley	5.00%	7/1/2049	BB	(c)	4,000	4,022,000
Red River Hlth - Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,683,090
Red River Hlth - Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,131,830
RI Hlth & Ed - Care New England	5.00%	9/1/2036	BB-		7,000	7,381,990
Rochester Hlth Care - Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,031,941
Rochester Hlth Care - Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,292,920
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2042	BB	(c)	1,625	1,678,771
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2047	BB	(c)	1,450	1,492,659
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	BBB	(c)	1,000	1,072,810
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	BBB	(c)	1,600	1,723,280
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	11,398,500
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2042	NR		3,815	3,963,747
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2046	NR		6,070	6,288,702
SE Port Auth - Memorial Hlth	5.50%	12/1/2043	BB-	(c)	1,100	1,147,795
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	BB-	(c)	1,660	1,748,926
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,359,300
Tarrant Co Cultural - Buckingham Sr Lvg	5.50%	11/15/2045	Caa3	(c)	3,650	2,883,500
Tarrant Co Cultural - Buckner	6.75%	11/15/2047	NR		2,500	2,722,825
Tarrant Co Cultural - Buckner	6.75%	11/15/2052	NR		3,000	3,256,890
Tempe IDA - ASU Mirabella†	6.00%	10/1/2037	NR		1,200	1,296,408
Tempe IDA - ASU Mirabella†	6.125%	10/1/2052	NR		1,400	1,502,130
Tulsa Co Industrial Auth - Montereau	5.25%	11/15/2045	BBB-	(c)	2,750	2,959,660
Upper IL River Vy - Pleasant View	7.25%	11/15/2040	NR		1,200	1,231,308
Upper IL River Vy - Pleasant View	7.375%	11/15/2045	NR		1,550	1,592,718
Upper San Juan Hlth	6.00%	6/1/2041	NR		2,225	2,203,217
Upper San Juan Hlth	6.125%	6/1/2046	NR		3,015	2,973,423
Vigo Co Hsp - Union Hsp	8.00%	9/1/2041	NR		2,955	3,410,454
WA Hsg - Herons Key†	7.00%	7/1/2045	NR		1,370	1,457,146
WA Hsg - Herons Key†	7.00%	7/1/2050	NR		2,000	2,121,680
WA Hsg - Mirabella†	6.50%	10/1/2032	NR		1,970	2,088,889
WA Hsg - Mirabella†	6.75%	10/1/2047	NR		3,000	3,200,160
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,080	1,142,402
Ward Co Hlth Facs - Trinity Hlth	5.00%	6/1/2053	BBB-		8,750	9,089,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

WI Hlth & Ed - American Baptist	5.00%	8/1/2032	NR		$1,375	$1,399,901
WI Hlth & Ed - American Baptist	5.00%	8/1/2039	NR		1,500	1,507,215
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1		4,000	4,097,480
WI PFA - Bancroft Neurohealth†	5.125%	6/1/2048	NR		4,900	4,896,080
WI PFA - Delray Beach Radiation Ctr†	6.85%	11/1/2046	NR		5,335	5,610,980
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		1,556	743,373
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA - Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,662,225	(g)
WI PFA - Mary’s Woods†	5.25%	5/15/2052	BB	(c)	2,300	2,367,298
WI PFA - MD Proton†	6.125%	1/1/2033	NR		1,000	1,046,040
WI PFA - MD Proton†	6.25%	1/1/2038	NR		2,750	2,847,460
WI PFA - MD Proton†	6.375%	1/1/2048	NR		4,000	4,125,520
WI PFA - Rose Villa†	5.75%	11/15/2044	NR		2,035	2,143,323
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,530,777
Woodbury Hsg - St Therese	5.25%	12/1/2049	NR		2,000	2,039,560
Woodbury Hsg - St Therese	5.125%	12/1/2044	NR		2,500	2,533,575
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	3,729,400
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	1,486,120
Total						628,097,012

Housing 0.83%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		700	789,642
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046	NR		1,000	1,124,380
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		550	590,832
IL Fin Auth - Three Crowns Park	5.25%	2/15/2047	NR		2,750	2,854,692
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	CCC+		3,120	2,986,246	(g)
MA DFA - Newbridge†	5.00%	10/1/2057	BB+	(c)	3,000	3,035,790
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(c)	1,500	1,535,145
MI Strategic Fd - Evangelical Homes	5.50%	6/1/2047	BB+	(c)	4,000	4,095,800
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2042	Baa3		1,000	1,070,190
Total						18,082,717

Lease Obligations 2.52%

CA Pub Wks - State Prisons	5.75%	10/1/2031	A+		1,500	1,650,285
CA Pub Wks - Various Cap Proj	5.00%	4/1/2034	A+		5,000	5,401,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

Houston Co Coop Dist - Country Crossing(e)	12.50%	5/15/2020	NR		$4,199	$587,860	(g)
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB+		2,155	2,293,890
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB+		2,320	2,453,678
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB+		8,000	8,440,560
NJ EDA - Bldgs	5.00%	6/15/2047	BBB+		5,450	5,693,724
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,175	1,260,117
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,406,850
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(c)	2,000	2,106,960
NJ EDA - Sch Facs	5.50%	6/15/2029	BBB+		3,550	4,041,604
NJ EDA - State House	5.00%	6/15/2043	BBB+		3,800	4,013,408
NJ Trans Trust Fund	5.00%	12/15/2035	BBB+		3,250	3,520,108
NJ Trans Trust Fund	Zero Coupon	12/15/2034	BBB+		13,000	6,392,750
PA COPS	5.00%	7/1/2043	A2		1,200	1,321,236
PR Pub Fin Corp(e)	5.50%	8/1/2031	C		12,250	673,750
Total						55,258,430

Other Revenue 6.69%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-		5,120	5,356,083
Arlington HI Ed Fin Corp - Arlington Classics	5.00%	8/15/2045	BBB-		2,250	2,346,818
Arlington Hi Ed Fin Corp - Newman Intl Acad	5.50%	8/15/2046	NR		5,000	5,043,000	(g)
Baker Correctional Dev	8.50%	2/1/2030	NR		8,163	6,890,878
CA Sch Fin Auth - KIPP LA	5.125%	7/1/2044	BBB		2,390	2,532,324
Chester Co IDA - Collegium Charter Sch	5.125%	10/15/2037	BB+		1,000	1,013,050
Chester Co IDA - Collegium Charter Sch	5.25%	10/15/2047	NR		2,500	2,519,825
Chester Co IDA - Collegium Chtr Sch	5.375%	10/15/2042	BB+		5,000	5,049,800
Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2043	BB+		1,350	1,477,278
Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2053	BB+		7,575	8,225,541
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB+		1,000	1,099,410
Clifton Higher Ed - Intl Ldrshp Sch	6.125%	8/15/2048	NR		14,525	14,700,752
FL DFC - FL Charter Foundation†	5.00%	7/15/2046	NR		4,000	3,750,200
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037	NR		1,220	804,029
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037	NR		940	9,400
FL DFC - Palm Bay Admy†	6.375%	5/15/2037	NR		2,620	2,479,018
FL DFC - Renaissance Chtr Sch†	6.125%	6/15/2046	NR		5,000	5,115,850
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033	BB	(c)	6,000	6,485,280
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043	Ba1		3,250	3,384,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Gainesville & Hall Co Dev Auth - Riverside	5.00%	3/1/2047		BBB-	(c)	$1,680	$1,725,192
Gainesville & Hall Co Dev Auth - Riverside	5.125%	3/1/2052		BBB-	(c)	1,250	1,289,825
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039		B		1,250	1,256,100
Jefferson Parish Econ Dev Dist - Kenner†	5.50%	6/15/2038		NR		3,200	3,218,624
Jefferson Parish Econ Dev Dist - Kenner†	5.625%	6/15/2048		NR		4,350	4,376,839
Kansas City RDA - Loews Hotel†	5.00%	2/1/2040		NR		1,500	1,530,165
Kansas City RDA - Loews Hotel†	5.00%	2/1/2050		NR		6,450	6,472,962
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046		A3		10,250	11,711,650
Maricopa Co IDA - Paradise Schools†	5.00%	7/1/2047		BB+		4,000	4,067,480
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2031		NR		7,200	4,896,000
MD EDC - Chesapeake Bay Hyatt(e)	5.25%	12/1/2031		NR		3,000	2,040,000
MI Pub Ed - Bradford Admy†	6.50%	9/1/2037		NR		5,225	3,864,096
MI Pub Ed - Bradford Admy	8.75%	9/1/2039		NR		2,250	1,733,445
MI Pub Ed - Crescent Admy	7.00%	10/1/2036		NR		640	640,269
Michigan St Strategic FD Escrow(h)	Zero Coupon	—	(i)	NR		5,000	500	(j)
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025		NR		2,790	29,295
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037		NR		5,755	60,428
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036		BBB		3,165	3,173,387
Ohio St Pollution Ctl Rev Escrow(e)	5.625%	5/15/2020		NR		2,965	297	(j)
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		7,000	7,009,730
Phoenix IDA - Basis Schs†	5.00%	7/1/2046		BB		2,000	2,003,280
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		B-		1,425	977,351
UT Charter Sch Fin Auth - Freedom Academy†	5.375%	6/15/2048		NR		5,150	5,056,476
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030		BB+		1,120	1,150,128
Total							146,566,735

Special Tax 5.25%

Allentown Neighborhood Impt†	5.375%	5/1/2042		NR		5,500	5,521,560
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.125%	7/1/2036		NR		1,030	1,031,710
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.25%	7/1/2044		NR		2,150	2,150,086
Arborwood CDD	6.90%	5/1/2025		NR		485	533,039	(g)
Arborwood CDD	6.90%	5/1/2036		NR		725	786,901
Arborwood CDD	6.90%	5/1/2036		NR		65	69,859
Celebration Pointe CDD†	5.00%	5/1/2048		NR		3,100	3,106,076
Compton Redev Agy	6.00%	8/1/2042		NR		4,750	4,953,633
Fremont CFD - Pacific Commons	5.00%	9/1/2045		NR		3,000	3,204,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Grandview IDA - Grandview Crossing(e)	5.75%	12/1/2028	NR	$1,000	$150,000
Houston Co Coop Dist - Country Crossing(e)	10.00%	5/1/2039	NR	11,325	1,245,750	(g)
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,761,066
Miami World Ctr CDD	5.25%	11/1/2049	NR	2,000	2,035,180
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750	771,038
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,104,600
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,850	2,905,661
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	6,110	6,126,558
Orange Co CFD	5.25%	8/15/2045	NR	2,000	2,162,100
Orange Grove CDD(e)	5.30%	11/1/2021	NR	1,705	289,850
PA COPS	4.00%	7/1/2046	A2	3,175	3,186,938
Peninsula Town Center†	5.00%	9/1/2037	NR	875	911,776
Peninsula Town Center†	5.00%	9/1/2045	NR	2,250	2,323,305
Plaza Met Dist #1†	5.00%	12/1/2040	NR	2,500	2,555,075
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	3,475	3,499,846
Prince George CO Spec Ob - Westphalia Proj†	5.125%	7/1/2039	NR	1,100	1,123,386
Prince George CO Spec Ob - Westphalia Proj†	5.25%	7/1/2048	NR	2,000	2,025,360
Prince Georges CO†	5.00%	7/1/2046	NR	5,000	4,868,800
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	6,505	6,889,120
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	2,925	3,097,721
San Francisco Redev - Hunters Point	5.00%	8/1/2039	NR	2,240	2,385,488
San Francisco Redev - Hunters Point	5.00%	8/1/2044	NR	2,500	2,655,900
San Mateo CFD - Bay Meadows	5.00%	9/1/2042	NR	2,000	2,104,960
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	1,500	1,606,965
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000	5,030,100
Southlands Met Dist #1	5.00%	12/1/2047	Ba1	2,000	2,086,100
Sparks Tourism Impt Dist†	6.75%	6/15/2028	Ba3	5,500	5,504,620
St Louis IDA - Ballpark Vlg	4.75%	11/15/2047	NR	4,875	4,932,184
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,485	415,800
Tern Bay CDD(e)	5.375%	5/1/2037	NR	430	421,860
Village CDD #10	6.00%	5/1/2044	NR	895	1,007,036
Village CDD #12†	4.25%	5/1/2043	NR	7,500	7,415,475
Village CDD #12†	4.375%	5/1/2050	NR	3,000	2,972,040
Total					114,929,002

Tax Revenue 5.26%

Coop Dist Ft Spanish - Hwy 181	9.00%	2/1/2029	NR	940	1,049,660
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,189,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

Met Pier & Expo Auth - McCormick Place	Zero Coupon	12/15/2054	BBB	$21,595	$3,622,777
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2050	BBB	7,960	7,977,432
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2052	BBB	2,830	2,869,280
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2053	BBB	6,035	6,231,439
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2057	BBB	14,000	14,355,040
Met Pier & Expo Auth - McCormick Place	5.25%	6/15/2050	BBB	5,000	5,028,250
Met Pier & Expo Auth - McCormick Place	5.50%	6/15/2053	BBB	9,150	9,718,673
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2047	AA	5,000	1,374,850
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	1,109,903
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB	20,000	8,763,600
PR Corp Sales Tax(e)	5.00%	8/1/2024	Ca	5,080	2,368,550
PR Corp Sales Tax(e)	5.00%	8/1/2043	Ca	2,725	1,270,531
PR Corp Sales Tax(e)	5.25%	8/1/2041	Ca	23,720	11,059,450
PR Corp Sales Tax(e)	5.375%	8/1/2039	Ca	9,380	4,373,425
PR Corp Sales Tax(e)	5.50%	8/1/2028	Ca	5,060	2,359,225
PR Corp Sales Tax(e)	5.50%	8/1/2040	Ca	7,000	3,263,750
PR Corp Sales Tax(e)	5.50%	8/1/2042	Ca	5,350	2,494,438
PR Corp Sales Tax(e)	5.75%	8/1/2037	Ca	4,395	2,049,169
PR Corp Sales Tax(e)	6.125%	8/1/2029	Ca	3,030	1,412,738
PR Corp. Sales Tax(e)	5.25%	8/1/2040	Ca	19,080	14,834,700
Reno NV - ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	18,500	1,466,310
Virgin ISlands PFA - Matching Fund	5.00%	10/1/2029	Caa2	2,960	2,996,171
Total					115,238,610

Tobacco 10.01%
Buckeye Tobacco	Zero Coupon	6/1/2047	NR	91,300	5,197,709
Buckeye Tobacco	Zero Coupon	6/1/2052	NR	100,000	2,724,000
Buckeye Tobacco	5.125%	6/1/2024	B-	28,775	26,875,562
Buckeye Tobacco	5.75%	6/1/2034	B-	8,810	8,395,225
Buckeye Tobacco	5.875%	6/1/2030	B-	11,000	10,493,890
Buckeye Tobacco	5.875%	6/1/2047	B-	18,475	17,574,898
CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon	6/1/2046	NR	22,650	3,759,674
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	25,000	4,050,250
Golden St Tobacco	5.00%	6/1/2047	NR	11,875	11,450,587
Golden St Tobacco	5.00%	6/1/2047	NR	14,500	13,981,770
Golden St Tobacco	5.25%	6/1/2047	NR	11,875	11,847,806
Golden St Tobacco	5.30%	6/1/2037	B+	5,000	5,026,050
Inland Empire Tobacco†	Zero Coupon	6/1/2057	NR	47,000	1,504,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

Inland Empire Tobacco	4.625%	6/1/2021	NR		$3,240	$3,234,622
Inland Empire Tobacco	5.00%	6/1/2021	NR		3,825	3,825,268
MI Tob Settlement	Zero Coupon	6/1/2058	NR		50,000	1,309,500
MI Tob Settlement	5.125%	6/1/2022	B-		2,355	2,339,292
MI Tob Settlement	5.25%	6/1/2022	B-		3,680	3,669,622
MI Tob Settlement	6.00%	6/1/2034	B-		5,000	4,994,700
Monroe Tobacco	Zero Coupon	6/1/2061	NR		22,900	660,436
Nassau Co Tobacco	5.00%	6/1/2035	B-		1,170	1,124,592
Nthrn AK Tobacco	5.00%	6/1/2032	B3		5,025	4,933,344
Nthrn CA Tobacco	5.50%	6/1/2045	B-		5,280	5,305,450
RI Tob Settlement	Zero Coupon	6/1/2052	CCC+		25,885	2,816,806
Rockland Tobacco†	Zero Coupon	8/15/2060	NR		41,035	1,327,072
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR		20,000	632,200
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC		15,000	1,956,900
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC		10,000	1,109,500
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR		5,200	5,372,328
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+		6,120	6,120,428
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+		2,880	2,879,856
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR		20,000	819,400
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB		7,440	7,508,671
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC+		39,410	3,693,505
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC		7,500	640,575
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		11,450	10,952,956
TSASC	5.00%	6/1/2036	A-		280	303,358
TSASC	5.00%	6/1/2048	NR		19,670	18,965,027
Total						219,377,299

Transportation 5.11%

Broward Co Arpt AMT	5.125%	10/1/2038	A+		2,835	3,074,614
CA Muni Fin Auth - LINXS AMT	4.00%	12/31/2047	BBB+	(c)	8,250	8,138,377
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A		2,985	3,174,130
Denver City & Co Arpt AMT	5.50%	11/15/2025	A		3,410	3,892,720
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	A		5,000	2,353,100
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	A		25,000	15,368,750
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-		4,500	2,581,290
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	A-		1,000	1,125,090

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	A-		$5,000	$5,738,650
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	A-		6,915	7,922,585
Foothill / Eastern Corridor Toll Rd	6.50%		1/15/2043	BBB+		2,000	2,308,580
Houston Arpt - Continental Airlines AMT	5.00%		7/15/2035	BB		3,000	3,229,890
Mid Bay Bridge Auth	7.25%		10/1/2034	AAA	(c)	5,900	6,728,006
NJ Tpk Auth	4.00%		1/1/2043	NR		5,000	5,125,400
NJ Trans Trust Fund	6.00%		6/15/2035	BBB+		2,700	2,891,241
NY Trans Dev Corp - Delta AMT	4.00%		1/1/2036	Baa3		3,100	3,102,325
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%		1/1/2050	Baa3		10,000	10,636,400
OK St Turnpike Auth	4.00%		1/1/2048	AA-		6,500	6,629,350
PR Hwy & Trans Auth(e)	5.00%		7/1/2020	C		6,035	1,795,412
PR Hwy & Trans Auth(e)	5.00%		7/1/2022	C		1,545	459,638
PR Hwy & Trans Auth(e)	5.00%		7/1/2028	C		1,015	156,056
Reno NV - ReTRAC-Reno Trans†	Zero Coupon		7/1/2058	NR		30,000	3,414,300
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BBB+		5,000	5,373,600
South Carolina Ports AMT	5.25%		7/1/2055	A+		5,000	5,419,750
VA Small Bus Fing - Elizabeth River AMT	6.00%		1/1/2037	BBB		1,230	1,332,004
Total							111,971,258

Utilities 6.99%

Burke Co Dev - Oglethorpe Power	4.125%		11/1/2045	BBB+		3,300	3,249,774
Burke Co Dev - Oglethorpe Power	4.125%		11/1/2045	BBB+		3,425	3,372,871
CA Infr - Pacific Gas & Elec	1.75	%#(a)	11/1/2026	Baa2		4,250	3,839,620
CA Infr - Pacific Gas & Elec	1.75	%#(a)	11/1/2026	Baa2		2,335	2,109,532
CO Public Auth - ML	6.50%		11/15/2038	A-		5,255	7,140,494
Compton Water	6.00%		8/1/2039	NR		3,710	3,765,242
Detroit Water	5.25%		7/1/2041	AA-		5,000	5,320,500
Guam Waterworks Auth	5.50%		7/1/2043	A-		2,535	2,702,893
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB		5,000	4,379,050
Jefferson Co Sewer	Zero Coupon		10/1/2046	BBB		5,445	4,746,679
Jefferson Co Sewer	6.00%		10/1/2042	BBB		6,075	6,950,104
Jefferson Co Sewer	6.50%		10/1/2053	BBB		20,050	23,497,597
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2028	AA		4,035	2,690,296
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2042	AA		5,000	4,430,350
Jefferson Co Sewer (AGM)	5.00%		10/1/2044	AA		5,070	5,499,480
Long Beach Nat Gas - ML	5.50%		11/15/2037	A-		8,345	10,204,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1	$3,500	$3,514,210
Moraine Ohio Solid Waste Disp Escrow AMT(e)	6.75%	12/31/2025	NR	525	53	(j)
PR Aqueduct & Swr Auth	5.125%	7/1/2037	Ca	2,775	2,559,938
PR Aqueduct & Swr Auth	5.25%	7/1/2042	Ca	7,395	6,821,887
PR Aqueduct & Swr Auth	6.00%	7/1/2038	Ca	5,000	4,787,500
PR Elec Pwr Auth(e)	5.00%	7/1/2042	Ca	4,975	3,096,938
PR Elec Pwr Auth(e)	5.05%	7/1/2042	Ca	3,425	2,123,500
PR Elec Pwr Auth(e)	5.25%	7/1/2024	Ca	2,000	1,245,000
PR Elec Pwr Auth(e)	5.25%	7/1/2040	Ca	17,690	11,012,025
PR Elec Pwr Auth(e)	5.50%	7/1/2038	Ca	1,530	952,425
PR Elec Pwr Auth(e)	5.75%	7/1/2036	Ca	3,040	1,892,400
Salt Verde Fin Corp - Citi	5.00%	12/1/2037	BBB+	12,670	14,521,720
Texas Water Dev Brd	4.00%	10/15/2037	AAA	6,350	6,680,771
Total					153,107,449
Total Municipal Bonds (cost $2,147,811,934)					2,142,983,241

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date
SHORT-TERM INVESTMENTS 1.30%

Variable Rate Demand Notes 1.30%

Corporate-Backed 0.08%

Columbia IDB - Alabama Pwr	1.72%	1/2/2019	12/1/2037	A1	1,700	1,700,000

General Obligation 0.53%

Comwlth of MA Cons Ln Ser A	1.65%	1/2/2019	3/1/2026	Aa1	8,000	8,000,000
NYC GO	1.72%	1/2/2019	8/1/2038	AA	3,660	3,660,000
Total						11,660,000

Health Care 0.11%

NYC Muni Water	1.72%	1/2/2019	6/15/2045	AAA	2,400	2,400,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 0.12%

IN Hsg & Cmnty Dev - SF Mtge Rev (GNMA)	1.95%	1/2/2019	7/1/2047	Aaa	$2,680	$2,680,000

Tax Revenue 0.09%

NYC TFA - Future Tax	1.77%	1/2/2019	11/1/2022	AAA	2,000	2,000,000

Utilities 0.37%

NYC Muni Water	1.68%	1/2/2019	6/15/2049	AA+	3,600	3,600,000
NYC Muni Water	1.69%	1/2/2019	6/15/2032	AA+	3,400	3,400,000
NYC Muni Water	1.77%	1/2/2019	8/1/2031	AAA	1,100	1,100,000
Total						8,100,000

Total Short-Term Investments (cost $28,540,000)						28,540,000

Total Investments in Securities 99.13% (cost $2,176,351,934)						2,171,523,241

Cash and Other Assets in Excess of Liabilities(k) 0.87%						19,036,813

Net Assets 100.00%						$2,190,560,054

Open Futures Contracts at December 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	March 2019	280	Short	$(39,671,982)	$(40,880,000)	$(1,208,018)

Note: See Footnotes to Schedule of Investments on page 117 of this report

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$—	$225,857,796	$7,986,600	$233,844,396
Health Care	—	621,434,787	6,662,225	628,097,012
Housing	—	15,096,471	2,986,246	18,082,717
Lease Obligations	—	54,670,570	587,860	55,258,430
Other Revenue	—	141,522,938	5,043,797	146,566,735
Special Tax	—	113,150,213	1,778,789	114,929,002
Utilities	—	153,107,396	53	153,107,449
Remaining Industries	—	793,097,500	—	793,097,500
Short-Term Investments
Variable Rate Demand Notes	—	28,540,000	—	28,540,000
Total	$—	$2,146,477,671	$25,045,570	$2,171,523,241
Liabilities
Trust Certificates(4)	$—	$(2,500,000)	$—	$(2,500,000)
Total	$—	$(2,500,000)	$—	$(2,500,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(1,208,018)	—	—	(1,208,018)
Total	$(1,208,018)	$—	$—	$(1,208,018)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2018.
(4)	Refer to Note 2(e) for a description of Municipal Bonds held in the Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$28,339,570
Accrued Discounts (Premiums)	399
Realized Gain (Loss)	(90,085)
Change in Unrealized Appreciation (Depreciation)	(300,025)
Purchases	—
Sales	—
Transfers into Level 3	12,532,399
Transfers out of Level 3	(15,436,688)
Balance as of December 31, 2018	$25,045,570
Change in unrealized appreciation/depreciation for the period ended December 31, 2018 related to Level 3 investments held at December 31, 2018	$(300,025)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 96.73%

Corporate-Backed 17.92%

AL IDA - Office Max Rmkt AMT	6.45	%#(a)	12/1/2023	B1	$885	$889,443
AL IDA - Office Max Rmkt AMT	6.45	%#(a)	12/1/2023	B1	635	638,188
Arista Met District	4.375%		12/1/2028	NR	500	502,810
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR	250	268,730
Downtown Doral CDD†	3.875%		12/15/2023	NR	250	248,883
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	245,615
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2026	NR	100	107,235
Houston Arpt - Continental Airlines AMT	5.00%		7/15/2020	BB	1,000	1,032,480
Houston Arpt - Continental Airlines AMT	5.00%		7/1/2029	BB	250	271,068
Houston Arpt - United Airlines AMT	5.00%		7/15/2028	BB	1,000	1,133,690
IA Fin Auth - Iowa Fertilizer Co	5.00%		12/1/2019	B	6,790	6,890,764
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B	3,885	4,120,781
IA Fin Auth - Iowa Fertilizer Co	5.50%		12/1/2022	B	265	265,270
IA Fin Auth - Iowa Fertilizer Co†	5.875%		12/1/2027	B	200	211,260
IN Fin Auth - US Steel	6.00%		12/1/2019	B	460	470,833
IN Fin Auth - US Steel	6.00%		12/1/2026	B	560	575,350
Int Falls MN - Office Max	5.50%		4/1/2023	B1	795	798,991
JFK IAT - American Airlines AMT	5.00%		8/1/2026	BB-	5,540	5,783,317
LA Env Facs - Westlake Chem	6.50%		8/1/2029	BBB	170	180,696
LA Env Facs - Westlake Chem	6.50%		11/1/2035	BBB	710	757,769
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2022	A3	285	313,471
MA Port Auth - Delta Airlines AMT (AMBAC)	5.00%		1/1/2027	NR	250	254,890
MI Strategic Fd - Waste Mgmt AMT	2.85	%#(a)	8/1/2027	A-	1,000	1,004,200
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	1,250	1,273,962
Montgomery Co IDA - Peco Generation AMT	2.70	%#(a)	10/1/2034	BBB	1,500	1,496,145
National Finance Authority - Covanta AMT†	4.00%		11/1/2027	B1	1,025	1,009,215
Nez Perce CO Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	2,835	2,770,787
NH Bus Fin Auth- United Illuminating	2.80	%#(a)	10/1/2033	A-	1,000	1,008,410
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	1,100	1,088,527
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	BB	500	537,445
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	BB	750	811,110
NJ EDA - Continental Airlines AMT	5.50%		4/1/2028	BB	115	115,213
NJ EDA - Goethals Brdg AMT	5.25%		1/1/2025	BBB-	160	177,130
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR	100	105,474
NYC IDA - TRIPS AMT	5.00%		7/1/2022	BBB	1,000	1,087,350
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR	450	448,627
Onondaga Co IDA - Bristol Meyers AMT	5.75%		3/1/2024	A+	2,905	3,327,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Overland Pk Dev - Conv Ctr (AMBAC)	5.125%		1/1/2022	BB+		$140	$140,204
Port Seattle IDC - Delta Airlines AMT	5.00%		4/1/2030	BBB-		1,100	1,185,646
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB		1,520	1,586,774
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB-		3,235	3,398,432
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB		710	738,925
Tulsa Mun Arpt - American Airlines AMT	5.00	%#(a)	6/1/2035	BB-		400	431,320
Warren Co - Intl Paper	2.90	%#(a)	9/1/2032	BBB		750	752,587
Whiting Env Facs - BP AMT	5.00	%#(a)	11/1/2045	A1		1,170	1,270,749
WI PFA - TrIPS AMT	5.00%		7/1/2022	BBB		550	584,562
WI Pub Fin Auth - Celanese AMT†	5.00%		1/1/2024	BBB-		500	535,990
WI Pub Fin Auth - Celanese AMT†	5.00%		12/1/2025	BBB-		2,000	2,176,280
Total							55,024,159

Education 4.07%

AZ IDA - Academy of Math & Science Proj†	5.00%		7/1/2029	BB		750	764,347
AZ IDA - American Charter Sch†	4.00%		7/1/2019	BB+		1,030	1,030,844
Chester Co Hlth & Ed - Immaculata Univ	5.00%		11/1/2022	BB	(c)	630	653,253
Chicago Brd Ed	5.00%		12/1/2019	B+		550	559,597
Chicago Brd Ed	5.00%		12/1/2022	B+		1,500	1,563,135
Clifton Higher Ed - Intl Ldrshp Sch	4.625%		8/15/2025	NR		100	99,911
FL HI Ed - Nova Southeastern Univ	6.00%		4/1/2026	A-		480	515,117
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%		9/1/2027	BB+		1,250	1,360,700
Glenville Clg	4.00%		6/1/2027	NR		250	242,750
Glenville Clg	3.25%		6/1/2022	NR		500	489,860
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2021	Baa3		150	150,097
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2031	Baa3		390	389,263
IL Fin Auth - IL Inst of Tech	6.25%		2/1/2019	Baa3		55	55,150
IL Fin Auth - IL Inst of Tech	7.125%		2/1/2034	Baa3		100	100,414
MA DFA - Emerson Clg	5.00%		1/1/2024	BBB+		500	553,640
Marietta Dev Auth - Life Univ†	5.00%		11/1/2027	Ba3		1,000	1,091,580
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2024	NR		200	215,048
NY Dorm - Pace Univ	4.00%		5/1/2022	BBB-		245	255,702
NY Dorm - Pace Univ	5.00%		5/1/2021	BBB-		530	559,887
NY Dorm - Yeshiva Univ	4.00%		11/1/2025	B3		95	95,274
NY Dorm - Yeshiva Univ	4.00%		11/1/2026	B3		145	142,316
NY Dorm - Yeshiva Univ	5.00%		11/1/2021	B3		190	197,965
NYC IDA - Yankee Stadium (FGIC)	3.412	%#(a)	3/1/2027	Baa1		500	483,660
Pima IDA - American Leadership Acad†	4.00%		6/15/2022	NR		910	915,815
Total							12,485,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Financial Services 1.39%

MA Ed Fin Auth AMT	5.00%	7/1/2025	AA	$2,000	$2,257,100
NJ Higher Ed Assistance Auth AMT	3.35%	12/1/2029	Aaa	2,000	2,024,180
Total					4,281,280

General Obligation 11.85%

Atlantic City GO (BAM)	5.00%	3/1/2021	AA	600	633,036
Atlantic City GO (BAM)	5.00%	3/1/2022	AA	245	264,039
Chicago Brd Ed	5.00%	12/1/2024	B+	2,000	2,103,220
Chicago Brd Ed	4.00%	12/1/2020	B+	1,000	1,011,360
Chicago Brd Ed	4.00%	12/1/2022	B+	1,290	1,297,856
Chicago Brd Ed	4.00%	12/1/2022	B+	1,175	1,182,156
Chicago Brd Ed	5.00%	12/1/2022	B+	1,830	1,907,025
Chicago Brd Ed	5.00%	12/1/2023	B+	1,670	1,747,521
Chicago Brd Ed	7.00%	12/1/2026	B+	100	117,098
Chicago Brd Ed (NPFGC) (FGIC)	5.00%	12/1/2019	Baa2	425	432,956
Chicago GO	5.00%	12/1/2019	BBB+	625	635,681
Chicago GO	5.00%	1/1/2021	BBB+	325	330,873
Chicago GO	4.00%	1/1/2022	BBB+	205	208,415
Chicago GO	4.50%	1/1/2020	BBB+	700	709,317
Chicago GO	5.00%	1/1/2024	BBB+	2,175	2,305,913
Chicago GO	5.00%	1/1/2024	BBB+	1,415	1,464,652
Chicago GO	5.25%	1/1/2022	BBB+	925	974,404
Cook Co GO	5.00%	11/15/2022	AA-	335	366,580
Cook Co GO	5.25%	11/15/2022	AA-	620	652,166
Cook Co GO	5.25%	11/15/2024	AA-	400	428,284
IL State GO	5.00%	8/1/2019	BBB-	350	355,103
IL State GO	5.00%	1/1/2020	BBB-	1,010	1,031,038
IL State GO	5.00%	2/1/2020	BBB-	1,175	1,200,967
IL State GO	5.00%	4/1/2020	BBB-	565	579,232
IL State GO	5.00%	4/1/2020	BBB-	780	799,648
IL State GO	5.00%	7/1/2020	BBB-	790	813,155
IL State GO	5.00%	7/1/2021	BBB-	835	869,536
IL State GO	5.00%	11/1/2021	BBB-	3,300	3,451,932
IL State GO	5.25%	1/1/2020	BBB-	465	475,821
New Haven GO	5.00%	8/1/2025	BBB+	580	636,422
Philadelphia Sch Dist	5.00%	9/1/2020	A2	535	559,466
Philadelphia Sch Dist	5.00%	9/1/2025	A2	200	227,342
PR Comwlth GO(e)	4.00%	7/1/2021	Ca	725	378,813
PR Comwlth GO(e)	5.50%	7/1/2017	NR	110	59,400
PR Comwlth GO(e)	5.50%	7/1/2019	Ca	265	145,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

PR Comwlth GO(e)	8.00%		7/1/2035	Ca		$2,000	$1,080,000
PR Comwlth GO (AGM)	5.50%		7/1/2019	AA		260	263,474
PR Comwlth GO (NPFGC)(FGIC)	5.50%		7/1/2020	Baa2		230	236,539
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		840	840,504
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%		7/1/2023	Baa2		1,535	1,601,020
PR Pub Bldg Auth (NPFGC) GTD	6.00%		7/1/2023	Baa2		1,500	1,610,100
PR Pub Bldg Auth GTD(e)	5.50%		7/1/2023	Ca		55	29,700
PR Pub Bldg Auth GTD(e)	5.50%		7/1/2027	Ca		245	135,363
VT EDA - Casella Waste AMT†	4.625	%#(a)	4/1/2036	B-		250	244,735
Total							36,396,950

Health Care 18.65%

Antelope Valley Hlth	5.00%		3/1/2021	Ba3		155	161,566
Atlanta Dev Auth - Georgia Proton Ctr	6.00%		1/1/2023	NR		2,000	2,003,720
Blaine Sr Hsg & Hlthcare - Crest View	5.125%		7/1/2025	NR		275	269,726
CA Stwde - Daughters of Charity	5.50%		7/1/2022	CC		105	88,285
CA Stwde - Daughters of Charity	5.75%		7/1/2024	CC		655	549,348
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB-		1,000	1,112,750
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2026	BB-		820	919,983
CA Stwde - Viamonte	3.00%		7/1/2026	AA-		500	505,320
CA Stwde - Viamonte	3.00%		7/1/2027	AA-		250	252,175
Church Home of Hartford†	3.25%		9/1/2021	BB	(c)	80	80,011
City of Atlantic Beach Fl - Fleet Landing	3.00%		11/15/2023	BBB	(c)	1,000	1,002,110
CO Hlth Facs - Christian Living	4.00%		1/1/2020	NR		500	505,205
CO Hlth Facs - Fraiser Meadows	5.00%		5/15/2021	BB+	(c)	810	845,964
CO Hlth Facs - Valley View Hosp	2.80	%#(a)	5/15/2042	A-		625	631,400
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2023	Baa3		1,500	1,617,735
Denver Hlth & Hsp Auth	2.935% (3 Mo. LIBOR * .67 + 1.10	%)#	12/1/2033	BBB		295	281,114
Dev Auth of Floyd Cnty - Spires at Berry	5.50%		12/1/2028	NR		1,000	997,680
Franklin Co IDA - Menno-Haven	5.00%		12/1/2026	NR		500	533,255
Friendsview Retirement Community	4.00%		11/15/2026	NR		500	508,815
Gaithersburg Eco Dev - Asbury	6.00%		1/1/2023	BBB	(c)	500	517,985
Glendale IDA - Beatitudes	5.00%		11/15/2023	NR		1,715	1,804,026
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2022	BB		250	263,588
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2023	BB		1,280	1,359,974
Hanover Co EDA - Covenant Woods	3.625%		7/1/2028	NR		575	558,106
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2021	NR		250	255,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Howard Co Retmt Cmnty - Vantage House	5.00%	4/1/2021	NR		$468	$478,596
ID HFA - Madison Mem Hosp	5.00%	9/1/2023	BB+		1,795	1,941,077
ID HFA - Madison Mem Hosp	5.00%	9/1/2021	BB+		1,000	1,053,630
IL Fin Auth - Plymouth Place	5.00%	5/15/2025	BB+	(c)	125	133,261
IL Fin Auth - Three Crowns Park	3.25%	2/15/2022	NR		495	492,956
Kanabec Co Hlth - Firstlight Hlth	2.75%	12/1/2019	NR		1,400	1,399,972
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2025	NR		100	100,635
Kirkwood IDA - Aberdeen Hts	5.00%	5/15/2022	BB	(c)	800	842,184
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		265	280,900
Lancaster Co Hosp Auth - Bretheren Village	5.00%	7/1/2023	BB+	(c)	700	743,015
Lenexa KS Hlth Facs - Lakeview Village	5.00%	5/15/2024	BB+	(c)	1,895	2,025,243
MA DFA - UMass Mem Hlth	5.00%	7/1/2023	BBB+		785	873,234
MD Hlth & HI Ed - Adventist	5.00%	1/1/2021	Baa3		600	630,684
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba3		475	521,436
Mesquite Hlth - Christian Care Ctrs	5.00%	2/15/2020	BB+	(c)	200	203,118
Montgomery Co IDA - Einstein Hlth	5.00%	1/15/2022	Baa3		250	266,335
Montgomery Co IDA - Whitemarsh	4.00%	1/1/2023	NR		2,000	2,005,800
Morgan Co Hosp - USDA Replacement Proj	2.75%	9/1/2019	NR		1,220	1,221,171
Muskingum Co Hsp - Genesis Hlthcare	4.00%	2/15/2023	BB+		1,500	1,539,480
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2021	BB+		275	285,502
NC Med - Southminster	5.00%	10/1/2021	NR		365	382,604
New Hope - Carillon	3.00%	7/1/2020	NR		585	580,694
New Hope Cult Ed Facs - Carillon	4.00%	7/1/2028	NR		2,120	2,040,415
New Hope Cult Ed Facs - Crestview	4.00%	11/15/2021	BB+	(c)	615	626,008
NH Hlth & Ed - Hillside Village†	3.50%	7/1/2022	NR		400	400,116
NJ EDA - Lions Gate	4.00%	1/1/2020	NR		325	325,377
NJ EDA - Lions Gate	4.375%	1/1/2024	NR		700	699,531
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2021	BB+		225	234,635
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BB+		160	160,394
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2022	BBB-		500	544,535
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2022	BBB-		200	217,814
Oconee CO IDA - Westminster Pres Vlg Proj	5.50%	12/1/2028	NR		2,000	2,003,620
OU MedOK DFA	5.00%	8/15/2024	Baa3		900	999,252
Palm Beach Co Hlth - Sinai Residences	6.75%	6/1/2024	NR		330	369,032
Palomar Health	5.00%	11/1/2031	BBB		750	828,037
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2023	BBB-		1,000	1,086,140
RI Hlth & Ed - Care New England	5.00%	9/1/2020	BB-		1,000	1,029,830
Rochester Hlth & Hsg - Homestead	5.00%	12/1/2025	NR		700	749,735
Rockville Eco Dev - Ingleside at King Farm	2.50%	11/1/2024	BB	(c)	630	602,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		$775	$883,384
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB		500	559,970
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2021	NR		670	706,790
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2022	NR		700	747,103
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2023	NR		740	796,025
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB-	(c)	325	338,559
Tarrant Co Cultural - Buckingham Sr Lvg	4.50%	11/15/2021	Caa3	(c)	855	675,450
Tarrant Co Cultural - Buckner	3.875%	11/15/2022	NR		410	405,560
Tempe IDA - ASU Mirabella†	4.00%	10/1/2023	NR		1,575	1,577,032
Tulsa Co Industrial Auth - Montereau	5.00%	11/15/2023	BBB-	(c)	230	248,727
WA HFC - Lea Hill Proj†	3.20%	7/1/2021	NR		395	390,426
WI Hlth & Ed - American Baptist	3.50%	8/1/2022	NR		750	745,500
WI PFA - Bancroft Neurohealth†	4.00%	6/1/2020	NR		635	642,906
Total						57,261,450

Housing 2.04%

MA DFA - Newbridge†	3.50%	10/1/2022	BB+	(c)	600	598,308
Montgomery Co Hsg	4.00%	7/1/2048	Aa2		890	931,296
NC Hsg Fin Agy	4.00%	7/1/2047	AA+		920	964,455
NJ Hsg and Mtg Fin Auth	4.50%	10/1/2048	AA		1,475	1,584,976
NYC IDA - Yankee Stadium (FGIC)	3.342% (CPI Based )#	3/1/2021	Baa1		480	480,504
PA Hsg Fin Auth AMT	4.00%	4/1/2039	AA+		960	994,349
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2026	Baa3		640	717,126
Total						6,271,014

Lease Obligations 2.86%

Comm of PA COPS	5.00%	7/1/2024	A2		300	337,134
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2024	A1		1,000	1,131,860
NJ EDA - Sch Facs	5.00%	9/1/2020	BBB+		405	422,371
NJ EDA - Sch Facs	5.00%	3/1/2023	BBB+		1,710	1,856,034
NJ EDA - Sch Facs	5.00%	6/15/2023	BBB+		3,295	3,593,395
NJ EDA - Sch Facs	5.50%	9/1/2021	BBB+		320	339,715
NJ Trans Trust Fund	5.00%	12/15/2023	BBB+		1,000	1,097,620
Total						8,778,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue 6.98%

Arlington Hi Ed Fin Corp - Newman Intl Acad	4.375%		8/15/2026	NR		$250	$248,375
CA Muni Fin - Northbay Hlthcare	5.00%		11/1/2023	BBB-		450	495,468
CA Sch Fin Auth - Green Dot Charter†	5.00%		8/1/2025	BBB-		150	165,524
CA Sch Fin Auth - Green Dot Charter†	5.00%		8/1/2026	BBB-		150	166,652
CA Sch Fin Auth - Green Dot Charter†	5.00%		8/1/2027	BBB-		160	178,778
Chester Co IDA - Collegium Charter Sch	3.70%		10/15/2022	NR		1,000	987,960
Cleveland Co Port Auth - Playhouse Sq	5.00%		12/1/2028	BB+		1,450	1,559,228
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2026	NR		1,600	1,667,008
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2028	NR		1,915	1,956,728
FL Charter Foundation†	4.00%		7/15/2026	NR		850	841,865
FL DFC - Renaissance Chtr Sch	7.00%		6/15/2026	BB	(c)	1,610	1,728,190
FL DFC - Renaissance Chtr Sch†	5.00%		6/15/2025	NR		135	137,905
FL DFC - Renaissance Chtr Sch	7.625%		6/15/2041	BB	(c)	250	269,065
Florence Twn IDA - Legacy Trad Sch	5.00%		7/1/2023	Ba1		200	207,524
Houston HI Ed - Cosmos Fndtn	4.00%		2/15/2022	BBB		500	511,745
Houston Hi Ed - Cosmos Fndtn	5.875%		5/15/2021	BBB		415	435,293
Jefferson Parish Econ Dev Dist - Kenner†	4.80%		6/15/2029	NR		2,000	2,019,640
Lowndes Co Poll Ctl - Weyerhaeuser	6.80%		4/1/2022	BBB		2,270	2,533,910
Main St Nat Gas - Ml	5.00%		3/15/2022	A-		1,050	1,132,225
Maricopa Co IDA - Paradise Schools†	2.875%		7/1/2021	BB+		380	376,971
Patriots Energy Group - RBC	4.00	%#(a)	10/1/2048	Aa2		2,000	2,114,680
Phoenix IDA - Basis Schs†	3.00%		7/1/2020	BB		115	113,972
Phoenix IDA - Legacy Tradtl Schs†	3.00%		7/1/2020	Ba1		180	178,441
PR Elec Pwr Auth(e)	5.00%		7/1/2018	NR		50	31,000
Salt Verde AZ Fin Corp Gas Rev Sr	5.25%		12/1/2023	BBB+		235	263,303
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2027	A3		250	272,285
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2026	A3		350	382,435
UT Charter Sch Fin Auth - Freedom Academy†	3.625%		6/15/2021	NR		285	282,327
Yonkers EDC - Charter Sch Ed Excellence	6.00%		10/15/2030	BB+		175	179,708
Total							21,438,205

Special Tax 2.84%

Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3		2,005	2,083,255
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3		250	261,958
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR		2,000	2,028,160
Celebration Pointe CDD†	4.00%		5/1/2022	NR		350	353,909
Nthrn Palm Bch Co Impt Dist	3.25%		8/1/2022	NR		765	764,985
NYC IDA - Yankee Stadium (FGIC)	3.402% (CPI Based	)#	3/1/2026	Baa1		300	292,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Peninsula Town Center†	4.00%	9/1/2023	NR	$220	$223,663
Peninsula Town Center†	4.50%	9/1/2028	NR	680	706,071
Scranton RDA GTD	5.00%	11/15/2021	BB+	440	450,107
Scranton RDA GTD	5.00%	11/15/2028	BB+	255	256,535
Southlands Met Dist #1	3.00%	12/1/2022	Ba1	155	153,641
Sparks Tourism Impt Dist†	6.75%	6/15/2028	Ba3	150	150,126
Village CDD #12	2.875%	5/1/2021	NR	495	496,648
Village CDD #12†	3.25%	5/1/2023	NR	500	500,615
Total					8,722,239

Tax Revenue 1.72%

Casino Reinv Dev Auth	5.00%	11/1/2020	BBB+	520	542,214
Casino Reinv Dev Auth	5.00%	11/1/2022	BBB+	350	375,515
Gtr Wenatchee Regl Events Ctr	4.125%	9/1/2021	NR	485	490,282
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2020	BBB	740	768,387
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB	1,110	1,113,330
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB	1,235	1,310,261
Met Pier & Expo Auth - McCormick Place (NPFGC) (FGIC)	5.50%	12/15/2023	BBB	490	534,085
PR Corp Sales Tax(e)	5.00%	8/1/2022	Ca	100	77,750
PR Corp Sales Tax(e)	5.50%	8/1/2023	Ca	125	58,281
Total					5,270,105

Tobacco 7.34%

Buckeye Tobacco	5.125%	6/1/2024	B-	7,595	7,093,654
Buckeye Tobacco	5.375%	6/1/2024	B-	2,625	2,475,926
CA Co Tobacco Sec - LA Co	5.45%	6/1/2028	B2	1,000	1,001,280
Golden St Tobacco	3.50%	6/1/2036	BBB	1,500	1,481,355
Inland Empire Tobacco	4.625%	6/1/2021	NR	770	768,722
Inland Empire Tobacco	5.00%	6/1/2021	NR	230	230,016
Inland Empire Tobacco	5.75%	6/1/2026	NR	515	533,221
MI Tob Settlement	5.125%	6/1/2022	B-	1,250	1,241,663
MI Tob Settlement	5.25%	6/1/2022	B-	35	34,901
Nassau Co Tobacco	5.25%	6/1/2026	B-	520	520,026
PA Tob Settlement	5.00%	6/1/2023	A1	760	842,224
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	775	839,573
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	2,010	1,968,674
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2027	A	200	226,832
TSASC	5.00%	6/1/2022	BB+	3,100	3,272,701
Total					22,530,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation 5.54%

Chicago Water	5.00%		11/1/2020	A	$305	$320,040
Foothill / Eastern Corridor Toll Rd	5.50	%#(a)	1/15/2053	A-	500	554,355
Houston Arpt - Continental Airlines AMT	4.75%		7/1/2024	BB	1,405	1,504,362
Houston Arpt - Continental Airlines AMT	4.50%		7/1/2020	BB	1,600	1,639,072
IL State GO	5.00%		11/1/2027	BBB-	2,500	2,688,125
MA Port Auth - Delta Airlines AMT (AMBAC)	4.992% (Auction Rate Based	)#	1/1/2031	NR	1,000	1,000,000
MA Port Auth - Delta Airlines AMT (AMBAC)	5.20%		1/1/2020	NR	35	35,308
MD EDC - CNX Consol Energy	5.75%		9/1/2025	BB-	1,935	1,994,753
MD EDC - Maryland Port	5.125%		6/1/2020	NR	355	367,883
NJ EDA - Port Newark AMT	5.00%		10/1/2021	Ba1	1,000	1,063,960
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2024	Baa3	5,000	5,521,650
PR Hwy & Trans Auth(e)	5.50%		7/1/2024	C	45	13,387
PR Hwy & Trans Auth (AGC)	4.00%		7/1/2020	AA	225	228,395
PR Hwy & Trans Auth (AGC)	5.25%		7/1/2019	AA	75	75,910
Total						17,007,200

Utilities 13.53%

Burke Co Dev - Oglethorpe Power	3.00	%#(a)	11/1/2045	A-	1,535	1,523,902
CA Infr - Pacific Gas & Elec	1.75	%#(a)	11/1/2026	Baa2	1,000	903,440
Chicago Wastewater	5.00%		1/1/2023	A	370	404,218
City of Rockport Poll Ctl - IN MI Pwr	3.05%		6/1/2025	A-	1,000	1,001,720
CO Public Auth - ML	6.125%		11/15/2023	A-	1,855	2,067,064
DE EDA - NRG Energy	6.00%		10/1/2040	Baa3	2,600	2,709,668
Detroit Sewer	5.00%		7/1/2022	A+	235	255,363
Farmington Poll Ctl - NM Pub Svc	2.125	%#(a)	6/1/2040	BBB+	500	484,960
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	2,495	2,457,874
Jefferson Co Sewer	5.00%		10/1/2021	BBB	1,300	1,380,652
KY Muni Pwr - Prairie State Proj	3.45	%#(a)	9/1/2042	A-	850	851,479
Northern CA Gas - Goldman Sachs	4.00	%#(a)	7/1/2049	A3	1,000	1,046,620
Northern CA Gas - Morgan Stanley	2.325% (3 Mo. LIBOR * .67 + .72	%)#	7/1/2027	A3	1,000	970,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

PEAK Energy - BP	4.00	%#(a)	1/1/2049	A1	$1,850	$1,957,688
PR Aqueduct & Swr Auth	4.25%		7/1/2025	Ca	710	662,075
PR Aqueduct & Swr Auth	5.00%		7/1/2019	Ca	500	481,250
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca	2,015	1,904,175
PR Elec Pwr Auth(e)	4.10%		7/1/2019	Ca	240	149,400
PR Elec Pwr Auth(e)	4.25%		7/1/2020	Ca	400	249,000
PR Elec Pwr Auth(e)	5.25%		7/1/2027	Ca	2,630	1,637,175
PR Elec Pwr Auth (AGM)	5.00%		7/1/2024	AA	145	149,840
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2019	Baa2	645	650,076
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2021	Baa2	100	100,785
SE AL Gas Dist - Goldman Sachs	4.00	%#(a)	4/1/2049	A3	1,500	1,568,520
TEAC - Goldman Sachs	4.00	%#(a)	11/1/2049	A3	4,570	4,798,226
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2021	A3	1,070	1,153,203
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2029	A3	1,800	1,949,184
TX Muni Gas Acq & Supply - ML	5.25%		12/15/2022	A-	1,515	1,671,363
TX Muni Gas Acq & Supply - ML	5.25%		12/15/2025	A-	230	266,462
WV EDA - Appalachian Pwr	2.625	%#(a)	12/1/2042	A-	750	745,028
WV EDA - Morgantown Energy AMT	2.875%		12/15/2026	Baa3	2,890	2,789,688
WV EDA - Wheeling Pwr AMT	3.00	%#(a)	6/1/2037	A-	2,600	2,585,596
Total						41,525,864
Total Municipal Bonds (cost $296,671,543)						296,992,688

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date
SHORT-TERM INVESTMENT 0.78%

Variable Rate Demand Notes 0.78%

Utilities

NYC Muni Water (cost $2,400,000)	1.69%	1/2/2019	6/15/2032	AA+	2,400	2,400,000

Total Investments in Securities 97.51% (cost $299,071,543)						299,392,688

Cash and Other Assets in Excess of Liabilities(k) 2.49%						7,629,686

Net Assets 100.00%						$307,022,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

Open Futures Contracts at December 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2019	61	Short	$(12,869,940)	$(12,951,062)	$(81,122)
U.S. 5-Year Treasury Note	March 2019	26	Short	(2,936,735)	(2,981,875)	(45,140)
U.S. 10-Year Treasury Note	March 2019	46	Short	(5,516,871)	(5,612,719)	(95,848)
Total Unrealized Depreciation on Open Futures Contracts						$(222,110)

Note: See Footnotes to Schedule of Investments on page 117 of this report

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2018

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$296,992,688	$—	$296,992,688
Short-Term Investments
Variable Rate Demand Notes	—	2,400,000	—	2,400,000
Total	$—	$299,392,688	$—	$299,392,688
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(222,110)	—	—	(222,110)
Total	$(222,110)	$—	$—	$(222,110)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$256,724
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(256,724)
Balance as of December 31, 2018	$—
Change in unrealized appreciation/depreciation for the period ended December 31, 2018 related to Level 3 investments held at December 31, 2018	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.57%

CORPORATE-BACKED 0.69%

CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$2,020	$2,091,266

Education 6.89%

CA Dev Auth - Culinary Institute	5.00%	7/1/2036	Baa2	400	440,084
CA Dev Auth - Culinary Institute	5.00%	7/1/2041	Baa2	380	413,113
CA Dev Auth - Culinary Institute	5.00%	7/1/2046	Baa2	880	953,084
CA Ed Fac Auth - Loyola Marymount Univ	5.00%	10/1/2048	A2	1,000	1,136,160
CA Ed Facs - ArtCenter College of Design	5.00%	12/1/2044	Baa1	1,500	1,689,690
CA Ed Facs - Chapman Univ	5.00%	4/1/2040	A2	1,000	1,105,280
CA Ed Facs - Santa Clara Univ	5.00%	4/1/2039	Aa3	1,000	1,125,190
CA Ed Facs - Univ of Redlands	5.00%	10/1/2038	A3	1,000	1,123,080
CA Ed Facs - Univ of San Francisco	5.00%	10/1/2053	A2	2,000	2,245,780
CA Fin Auth - Biola Univ	5.00%	10/1/2029	Baa1	330	362,647
CA Fin Auth - Univ of San Diego	5.00%	10/1/2029	A1	2,225	2,453,574
CA MFA - Univ of La Verne	5.00%	6/1/2043	A3	1,000	1,119,270
CA Muni Fin - Biola Univ	5.00%	10/1/2032	Baa1	400	458,132
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR	500	524,525
CA Sch Fin Auth - KIPP LA†	5.00%	7/1/2045	BBB	540	572,838
Ripon USD (BAM)	5.50%	8/1/2043	AA	1,000	1,169,660
Univ of CA	5.25%	5/15/2047	AA	2,000	2,324,280
Univ of CA	5.25%	5/15/2058	AA	1,500	1,726,140
Total					20,942,527

General Obligation 20.35%

Albany CA USD	4.00%	8/1/2046	Aa3	1,000	1,027,640
Banning Unified Sch Dist (AGM)	5.25%	8/1/2042	AA	1,115	1,288,873
CA State GO	4.00%	9/1/2035	AA-	1,145	1,212,349
CA State GO	5.00%	2/1/2032	AA-	2,000	2,163,880
CA State GO	5.00%	2/1/2033	AA-	1,000	1,080,700
CA State GO	5.00%	8/1/2038	AA-	1,565	1,782,535
CA State GO	5.25%	10/1/2029	AA-	1,500	1,535,010
CA State GO	5.25%	8/1/2032	AA-	2,500	2,903,050
CA State GO	5.25%	10/1/2032	AA-	4,000	4,334,200
CA State GO	5.25%	4/1/2035	AA-	3,000	3,268,170
CA State GO	5.25%	10/1/2039	Aa3	500	575,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

CA State GO	5.50%	3/1/2040	AA-	$2,000	$2,075,900
CA State GO	6.50%	4/1/2033	AA-	1,605	1,623,441
Centinela UHSD (BAM)	4.00%	8/1/2052	AA	1,615	1,638,418
Centinela UHSD (BAM)	5.00%	8/1/2052	AA	2,000	2,257,920
Grossmont UHSD	5.00%	8/1/2043	Aa2	1,250	1,389,500
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA	2,000	764,360
Imperial Unified Sch Dist (BAM)	5.25%	8/1/2043	AA	2,000	2,321,660
Irvine Unified School District	5.50%	9/1/2035	Aa1	1,060	1,319,043
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2056	AA	1,000	1,115,940
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2038	AA	1,000	1,105,190
Los Angeles USD	5.00%	7/1/2029	Aa2	2,225	2,259,554
Marin Healthcare Dist	4.00%	8/1/2040	Aa2	1,000	1,033,880
New Haven USD	4.00%	8/1/2047	NR	2,325	2,408,700
Newport Mesa USD	Zero Coupon	8/1/2041	Aaa	1,325	556,407
Newport-Mesa USD	Zero Coupon	8/1/2045	Aaa	2,000	707,440
Orange USD	4.00%	8/1/2047	AA	1,000	1,032,140
PR Comwlth GO(e)	6.00%	7/1/2039	Ca	2,000	1,085,000
San Benito HSD	Zero Coupon	8/1/2041	Aa3	1,640	649,243
San Benito HSD	Zero Coupon	8/1/2042	Aa3	1,795	678,564
San Benito HSD	Zero Coupon	8/1/2043	Aa3	2,600	939,250
San Francisco Arpt AMT	5.25%	5/1/2042	A+	1,000	1,131,600
San Francisco CCD	5.00%	6/15/2028	Aa3	1,000	1,170,780
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	Baa3	1,000	1,090,730
San Leandro Unified Sch Dist (BAM)	5.25%	8/1/2046	AA	1,750	2,031,453
San Rafael HSD	4.50%	8/1/2042	AA	1,150	1,250,683
Santa Barbara Unified Sch Dist	4.00%	8/1/2036	Aa2	750	806,925
Simi Valley GO	4.00%	8/1/2046	Aa3	1,065	1,107,344
Southwestern Community College Dist	Zero Coupon	8/1/2041	Aa2	1,100	461,186
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	1,000	1,149,030
West Contra Costa USD	6.00%	8/1/2027	AA-	1,000	1,305,570
Yosemite CCD	Zero Coupon	8/1/2042	Aa2	3,230	2,204,313
Total					61,842,771

Health Care 12.57%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB	1,000	1,062,410
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2043	AA	1,000	1,091,640
Adventist Health System - West	5.00%	3/1/2048	A	2,750	3,091,440
Antelope Valley Hlth	5.25%	3/1/2036	Ba3	1,000	1,074,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Hlth - Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+		$1,000	$1,099,000
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,088,870
CA Hlth - Childrens Hsp Orange Co	5.25%	11/1/2035	A+		2,000	2,185,880
CA Hlth - Dignity Hlth	5.50%	7/1/2025	A		1,200	1,203,876
CA Hlth - Providence St. Joes Hlth	4.00%	10/1/2047	AA-		1,280	1,294,400
CA Hlth - Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,180,760
CA Hlth - Sutter Hlth	4.00%	11/15/2042	AA-		1,000	1,014,900
CA Hlth Facs - Kaiser Permanente	5.00%	11/1/2047	AA-		1,000	1,283,790
CA Muni Fin - Channing House Pjt	5.00%	5/15/2047	AA-		2,000	2,284,620
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	544,725
CA Muni Fin - Senior Cartias Pjt	4.00%	8/15/2037	BBB		1,000	1,006,500
CA Statewide - Beverly	5.00%	2/1/2035	BBB-		1,250	1,356,988
CA Stwde - American Baptist	5.00%	10/1/2045	BBB+	(c)	1,000	1,056,120
CA Stwde - Daughters of Charity	5.50%	7/1/2039	CC		460	378,525
CA Stwde - Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	851,748
CA Stwde - Huntington Memorial Hosp	4.00%	7/1/2048	A-		1,000	993,140
CA Stwde - John Muir Hlth	4.00%	12/1/2057	A+		1,000	988,290
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB-		2,050	2,195,898
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		1,010	1,078,599
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		1,125	1,206,923
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB+	(c)	1,000	1,037,420
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(c)	635	663,410
Palomar Hlth	5.00%	11/1/2039	BBB		1,450	1,555,618
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,239,880
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,087,820
Total						38,197,730

HOUSING 1.42%

CA Muni Fin - Caritas Affordable Hsg	5.00%	8/15/2030	BBB+		1,000	1,083,800
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		500	529,170
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2035	Baa1		1,000	1,109,640
CA Stwde - CHF-Irvine LLC	5.125%	5/15/2031	Baa1		1,500	1,588,470
Total						4,311,080

Lease Obligations 3.12%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A+		1,000	1,086,780
CA Pub Wks - State Prisons	5.75%	10/1/2031	A+		2,000	2,200,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	A+	$1,000	$1,077,410
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA	2,295	2,284,948
Santa Barbara COPs AMT	5.00%	12/1/2036	AA	2,500	2,840,850
Total					9,490,368

Other Revenue 3.20%

CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2	1,010	1,120,241
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-	2,000	2,158,200
CA Muni Fin - American Heritage	5.00%	6/1/2036	BBB-	1,000	1,067,520
CA Muni Fin - Oceaa	6.75%	10/1/2028	NR	1,090	1,090,807
CA Sch Fin Auth - Aspire†	5.00%	8/1/2046	BBB	1,000	1,050,810
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2038	BBB-	1,000	1,076,800
CA Sch Fin Auth - KIPP LA	5.00%	7/1/2034	BBB	600	642,156
MSR Energy Auth - Citi	6.125%	11/1/2029	BBB+	1,250	1,528,762
Total					9,735,296

Special Tax 6.64%

Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500	553,910
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR	1,000	1,114,830
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,325	1,476,567
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	529,495
Irvine USD - Spl Tax	5.00%	3/1/2057	NR	1,000	1,070,270
Lake Elsinore PFA	5.00%	9/1/2035	NR	920	998,476
Orange Co CFD	5.25%	8/15/2045	NR	1,000	1,081,050
Poway USD PFA (BAM)	5.00%	9/1/2035	AA	1,790	2,019,603
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	500	529,525
Roseville CFD - Westpark	5.00%	9/1/2031	NR	1,000	1,087,770
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	985	1,050,946
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A	1,000	1,044,110
San Francisco Redev - Mission Bay North	6.75%	8/1/2041	A-	1,000	1,104,820
San Francisco Redev - Mission Bay South	6.625%	8/1/2039	BBB+	1,500	1,543,860
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	500	535,655
Santa Cruz Redev Agy - Live Oak	6.625%	9/1/2029	NR	500	516,475
Santa Cruz Redev Agy - Live Oak	7.00%	9/1/2036	NR	500	517,570
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,688,399
Union City Redev Agy - Tax Alloc	6.875%	12/1/2033	A+	1,510	1,733,782
Total					20,197,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue 2.03%

City of Sacramento - TOT Revs	5.00%	6/1/2048	A1		$1,000	$1,133,080
PR Corp Sales Tax(e)	5.00%	8/1/2024	Ca		1,000	466,250
PR Corp Sales Tax(e)	5.25%	8/1/2041	Ca		1,525	711,031
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A		1,000	1,092,610
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA		1,500	1,649,730
Tustin CFD 06 - 1-Tust Leg/Colum Vil	5.00%	9/1/2037	BBB+		1,000	1,117,340
Total						6,170,041

Tobacco 5.02%

CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon	6/1/2046	NR		5,000	829,950
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+		2,700	437,427
Golden St Tobacco	5.00%	6/1/2029	BBB		1,000	1,101,550
Golden St Tobacco	5.00%	6/1/2034	BBB		1,050	1,141,077
Golden St Tobacco	5.00%	6/1/2047	NR		1,250	1,205,325
Golden St Tobacco	5.00%	6/1/2047	NR		2,260	2,179,228
Golden St Tobacco	5.25%	6/1/2047	NR		1,250	1,247,137
Inland Empire Tobacco†	Zero Coupon	6/1/2057	NR		3,000	96,030
Inland Empire Tobacco	5.00%	6/1/2021	NR		815	815,057
LA Cnty Tobacco	5.70%	6/1/2046	B2		1,070	1,070,310
LA Co Tobacco	Zero Coupon	6/1/2046	NR		2,140	284,385
Nthrn CA Tobacco	5.50%	6/1/2045	B-		1,115	1,120,374
San Diego Tobacco Settlement	4.00%	6/1/2032	BBB		980	982,999
Silicon Valley Tobacco	Zero Coupon	6/1/2041	NR		5,000	1,286,500
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR		2,000	63,220
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC		2,500	326,150
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC		2,500	277,375
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		805	804,992
Total						15,269,086

Transportation 22.10%

Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+		1,500	1,658,895
Alameda Corridor Trsp Auth (AGM)	4.00%	10/1/2037	AA		1,500	1,555,590
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA		1,425	1,607,200
Bay Area Toll Auth	4.00%	4/1/2038	AA-		2,000	2,079,720
Bay Area Toll Auth	4.00%	4/1/2042	AA-		1,500	1,544,565
CA Muni Fin Auth - LINXS AMT	4.00%	12/31/2047	BBB+	(c)	5,385	5,312,141
CA Muni Fin Auth - LINXS AMT	5.00%	12/31/2035	BBB+	(c)	1,000	1,113,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

CA Muni Fin Auth - LINXS AMT	5.00%		12/31/2043	BBB+	(c)	$1,000	$1,090,710
CA Muni Fin Auth - LINXS AMT	5.00%		12/31/2047	BBB+	(c)	1,000	1,087,390
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-		1,500	860,430
Foothill / Eastern Corridor Toll Rd	3.95	%#(a)	1/15/2053	A-		3,470	3,374,887
Foothill / Eastern Corridor Toll Rd	5.50	%#(a)	1/15/2053	A-		250	277,178
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	A-		1,835	2,064,540
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	A-		4,285	4,918,023
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	A-		3,060	3,505,873
Long Beach Harbor AMT	5.00%		5/15/2028	AA		1,000	1,145,640
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2041	AA		1,000	1,105,930
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2045	AA		1,195	1,318,694
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2046	AA-		1,000	1,100,030
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2047	AA-		2,000	2,225,080
Los Angeles Dept Arpts - LAX AMT	5.25%		5/15/2048	AA-		2,000	2,282,520
Los Angeles Harbor AMT	5.00%		8/1/2036	AA		1,000	1,112,860
Port Oakland AMT	5.125%		5/1/2031	A+		1,250	1,323,713
Riverside Co Trsp Commn	Zero Coupon		6/1/2028	BBB		1,000	696,520
Riverside Co Trsp Commn	5.75%		6/1/2048	BBB		1,500	1,632,960
Sacramento Co Arpt	5.00%		7/1/2041	A		1,130	1,259,803
San Diego Arpt AMT	5.00%		7/1/2047	NR		2,000	2,217,240
San Diego Arpt AMT	5.00%		7/1/2027	A+		1,000	1,099,400
San Francisco Arpt AMT	5.00%		5/1/2027	A+		1,430	1,524,022
San Francisco Arpt AMT	5.00%		5/1/2040	A+		1,500	1,640,460
San Francisco Port AMT	5.00%		3/1/2030	A1		1,415	1,557,858
San Joaquin Hills Trsp Corridor	5.00%		1/15/2029	A-		1,000	1,114,870
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	A-		4,585	4,922,548
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BBB+		930	999,490
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon		1/15/2036	Baa2		1,200	598,104
San Jose Arpt AMT	5.00%		3/1/2047	A		2,380	2,640,348
San Jose Arpt AMT	6.25%		3/1/2034	A		1,500	1,620,855
Total							67,189,507

Utilities 13.54%

Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA		500	570,070
CA Infr - Pacific Gas & Elec	1.75	%#(a)	11/1/2026	Baa2		500	451,720
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA		1,500	1,738,320
Chula Vista IDR - San Diego G & E Rmkt	5.875%		1/1/2034	Aa3		1,000	1,012,650
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA		750	848,482
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA		705	774,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Guam Waterworks Auth	5.50%		7/1/2043	A-	$525	$559,771
Long Beach Nat Gas - ML	3.183% (3 Mo. LIBOR * .67 + 1.43	%)#	11/15/2026	A-	1,000	1,004,410
Long Beach Nat Gas - ML	5.25%		11/15/2020	A-	1,505	1,591,297
Long Beach Nat Gas - ML	5.50%		11/15/2037	A-	2,140	2,616,878
Los Angeles DWAP - Pwr Sys	5.25%		7/1/2037	AA	1,500	1,762,770
Los Angeles Wastewater	4.00%		6/1/2042	NR	1,500	1,563,090
Los Angeles Wastewater	5.00%		6/1/2044	AA+	1,000	1,133,290
MSR Energy Auth - Citi	6.50%		11/1/2039	BBB+	2,305	3,114,055
MSR Energy Auth - Citi	6.50%		11/1/2039	BBB+	1,000	1,351,000
MSR Energy Auth - Citi	7.00%		11/1/2034	BBB+	2,500	3,485,175
Northern CA Gas - Goldman Sachs	4.00	%#(a)	7/1/2049	A3	1,000	1,046,620
Northern CA Gas - Morgan Stanley	2.325% (3 Mo. LIBOR * .67 + .72	%)#	7/1/2027	A3	2,050	1,988,848
PR Elec Pwr Auth(e)	5.25%		7/1/2024	Ca	255	158,738
PR Elec Pwr Auth(e)	5.25%		7/1/2033	Ca	115	71,588
PR Elec Pwr Auth(e)	7.00%		7/1/2040	Ca	450	288,000
Riverside Elec (AGM)	5.00%		10/1/2027	AA	1,000	1,007,910
San Diego Water(d)	5.00%		8/1/2043	Aa3	1,000	1,151,020
San Francisco City & Co PUC Wastewater	4.00%		10/1/2043	AA	1,250	1,292,950
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	AA-	1,000	1,093,490
Silicon Valley Clean Wtr	4.00%		8/1/2046	AA	1,500	1,560,240
Southern CA Pub Pwr Auth - Apex	5.00%		7/1/2038	AA	1,000	1,131,990
Southern CA Pub Pwr Auth - Goldman Sachs	3.172% (3 Mo. LIBOR * .67 + 1.47	%)#	11/1/2038	A3	670	621,505
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%		11/1/2033	A3	3,185	3,709,697
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2029	AA	1,000	1,137,970
Valley Co Wtr Dist	4.50%		1/1/2048	NR	1,225	1,311,546
Total						41,150,047
Total Municipal Bonds (cost $288,582,918)						296,586,832

SHORT-TERM INVESTMENTS 0.57%

Municipal Bond 0.16%

Utilities

PR Aqueduct & Swr Auth (cost $482,029)	5.00%		7/1/2019	Ca	500	481,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes 0.41%

General Obligation

CA State GO (cost $1,260,000)	1.25%	1/2/2019	5/1/2034	AA+	$1,260	$1,260,000

Total Investments in Securities 98.14% (cost $290,324,947)						298,328,082

Cash and Other Assets in Excess of Liabilities(k) 1.86%						5,654,780

Net Assets 100.00%						$303,982,862

Open Futures Contracts at December 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	March 2019	25	Short	$(3,486,676)	$(3,650,000)	$(163,324)

Note: See Footnotes to Schedule of Investments on page 117 of this report

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$296,586,832	$—	$296,586,832
Short-Term Investments
Municipal Bond	—	481,250	—	481,250
Variable Rate Demand Notes	—	1,260,000	—	1,260,000
Total	$—	$298,328,082	$—	$298,328,082
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(163,324)	—	—	(163,324)
Total	$(163,324)	$—	$—	$(163,324)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.39%

Corporate-Backed 4.59%

Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	$250	$264,790
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB	1,675	1,811,479
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB	320	320,592
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	BB	350	383,971
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2023	BBB-	70	76,492
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	108,152
NJ EDA - Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	190	205,760
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	1,300	1,365,676
Total					4,536,912

Education 7.31%

NJ Ed Facs - Kean Univ (AGM)	5.00%	7/1/2027	AA	325	371,127
NJ Ed Facs - NJ City Univ (AGM)	5.00%	7/1/2030	AA	580	665,724
NJ Ed Facs - Princeton Univ	5.00%	7/1/2025	AAA	420	485,491
NJ Ed Facs - Rider Univ	5.00%	7/1/2047	Baa2	500	530,900
NJ Ed Facs - Stockton Univ	5.00%	7/1/2041	Baa1	800	864,264
NJ Ed Facs - William Paterson Univ (BAM)	5.00%	7/1/2027	AA	500	577,555
NJ EDA - Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500	546,220
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	540	560,633
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	Aaa	1,000	1,069,170
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	Aaa	750	816,218
Rutgers State Univ	5.00%	5/1/2028	Aa3	300	362,880
Seton Hall Univ	5.00%	7/1/2034	A-	325	366,012
Total					7,216,194

Financial Services 0.23%

NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2028	Aaa	200	230,102

General Obligation 7.74%

Atlantic City GO (AGM)	5.00%	3/1/2037	AA	500	555,445
Atlantic City GO (BAM)	5.00%	3/1/2042	AA	750	820,867
Cumberland Co Impt Auth (BAM)	4.00%	10/1/2048	AA	750	762,082
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	BB-	400	401,480
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	1,340	1,388,964
Jersey City GO	5.00%	11/1/2033	AA-	135	155,912
New Jersey St Various Purp	5.00%	6/1/2027	A-	185	211,059
Newark Hsg Auth - Port Newark	4.00%	1/1/2037	AA-	500	514,155
NJ State GO	5.00%	6/1/2023	A-	350	389,574
NJ State GO	5.00%	6/1/2027	A-	680	794,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

PR Comwlth GO(e)	5.375%	7/1/2030	Ca	$1,000	$537,500
PR Comwlth GO(e)	5.625%	7/1/2032	Ca	100	53,750
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,062,480
Total					7,647,447

Health Care 12.17%

Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2030	BBB+	500	544,120
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2032	BBB+	500	539,210
Camden Co Impt Auth - Cooper Hlth	5.75%	2/15/2042	BBB+	425	459,315
NJ EDA - Bancroft Neurohealth	5.00%	6/1/2036	NR	220	224,220
NJ EDA - Lions Gate	5.25%	1/1/2044	NR	245	245,105
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2030	AA-	105	122,015
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2031	AA-	100	115,738
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2027	AA-	300	357,078
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2029	AA-	620	733,795
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2031	AA-	640	747,891
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2033	AA-	260	300,849
NJ Hlth - Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	547,125
NJ Hlth - Inspira Hlth	5.00%	7/1/2034	A2	250	280,483
NJ Hlth - Inspira Hlth	5.00%	7/1/2035	A2	100	112,899
NJ Hlth - Inspira Hlth	5.00%	7/1/2042	A2	540	600,334
NJ Hlth - Princeton Hlth	5.00%	7/1/2039	AA	1,000	1,111,360
NJ Hlth - Robert Wood Hsp	5.25%	7/1/2028	A+	500	560,595
NJ Hlth - RWJ Barnabas	5.00%	7/1/2033	A+	1,065	1,216,219
NJ Hlth - RWJ Barnabas	5.00%	7/1/2043	A+	825	925,006
NJ Hlth - St Josephs Hlth	5.00%	7/1/2027	BBB-	100	112,122
NJ Hlth - St Josephs Hlth	5.00%	7/1/2041	BBB-	750	798,150
NJ Hlth - Trinitas Hsp	5.00%	7/1/2030	BBB	245	273,834
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,092,540
Total					12,020,003

Housing 1.28%

NJ EDA - Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	1,058,840
NJ Hsg and Mtg Fin Auth AMT	3.80%	10/1/2032	AA	200	201,622
Total					1,260,462

Lease Obligations 21.95%

Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa3	750	780,885
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2029	AA	250	288,412
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2030	AA	250	286,898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2024	BBB+		$125	$137,854
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2026	BBB+		235	256,608
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2033	BBB+		1,045	1,111,566
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2036	BBB+		515	548,666
NJ Ed Facs - Higher Ed Cap Impt	5.50%	9/1/2033	BBB+		410	456,506
NJ EDA - Bldgs	5.00%	6/15/2047	BBB+		500	522,360
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,450	1,555,038
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-		210	227,088
NJ EDA - Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+		500	539,445
NJ EDA - Sch Facs	4.00%	6/15/2030	BBB+		530	534,383
NJ EDA - Sch Facs	5.00%	6/15/2024	BBB+		190	209,072
NJ EDA - Sch Facs	5.00%	3/1/2025	BBB+		195	210,222
NJ EDA - Sch Facs	5.00%	3/1/2026	BBB+		1,260	1,353,240
NJ EDA - Sch Facs	5.00%	6/15/2026	BBB+		125	137,864
NJ EDA - Sch Facs	5.00%	11/1/2027	BBB+		90	101,557
NJ EDA - Sch Facs	5.00%	3/1/2028	BBB+		240	255,732
NJ EDA - Sch Facs	5.00%	6/15/2029	A-	(c)	500	552,520
NJ EDA - Sch Facs	5.00%	6/15/2030	BBB+		130	139,264
NJ EDA - Sch Facs	5.00%	6/15/2031	BBB+		540	576,547
NJ EDA - Sch Facs	5.00%	6/15/2034	BBB+		205	217,107
NJ EDA - Sch Facs	5.00%	3/1/2035	BBB+		725	759,742
NJ EDA - Sch Facs	5.00%	6/15/2035	BBB+		570	610,481
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(c)	300	316,044
NJ EDA - Sch Facs	5.25%	9/1/2026	BBB+		405	424,869
NJ EDA - State House Proj	5.00%	6/15/2035	BBB+		500	540,275
NJ EDA - Transit Proj	5.00%	11/1/2025	BBB+		500	556,410
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2038	BBB+		500	528,780
NJ Hlth - Hsp Asset Trans	5.75%	10/1/2031	BBB+		1,130	1,162,228
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+		1,500	860,235
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+		1,000	396,590
NJ Trans Trust Fund	4.25%	12/15/2038	BBB+		295	294,599
NJ Trans Trust Fund	4.75%	6/15/2038	BBB+		735	764,782
NJ Trans Trust Fund	5.00%	6/15/2030	A+		535	591,282
NJ Trans Trust Fund	5.00%	6/15/2031	A+		400	440,144
NJ Trans Trust Fund	5.00%	6/15/2036	BBB+		270	284,162
NJ Trans Trust Fund	5.00%	12/15/2036	BBB+		500	538,995
NJ Trans Trust Fund	5.00%	6/15/2038	BBB+		1,230	1,292,127
NJ Trans Trust Fund	5.25%	6/15/2041	BBB+		205	218,838
PR Infra Fin Auth - Mepsi Campus(e)	6.50%	10/1/2037	NR		500	101,250
Total						21,680,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 0.75%

Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037	NR	$1,300	$13,650
NJ EDA - Bancroft Neuro	5.00%	6/1/2041	NR	350	354,742
NJ EDA - Sch Facs	5.00%	3/1/2027	BBB+	345	369,140
Total					737,532

Special Tax 0.78%

NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	773,098

Tax Revenue 5.01%

Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	525	555,707
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	540,850
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,434,854
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	550	570,537
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+	845	905,434
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	330	352,480
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+	120	126,840
PR Corp Sales Tax(e)	5.00%	8/1/2035	Ca	1,000	466,250
Total					4,952,952

Tobacco 4.72%

NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB+	1,025	1,091,697
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB+	125	130,091
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB	2,350	2,371,691
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	1,000	1,067,660
Total					4,661,139

Transportation 26.44%

DE River Jt Toll Brdg Commn	5.00%	7/1/2029	A1	300	342,963
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,108,045
Delaware River Port Auth	5.00%	1/1/2022	A	1,115	1,205,326
Delaware River Port Auth	5.00%	1/1/2024	A	360	394,873
Delaware River Port Auth	5.00%	1/1/2028	A+	525	586,787
Delaware River Port Auth	5.00%	1/1/2034	A+	505	556,449
Delaware River Port Auth	5.00%	1/1/2040	A+	500	574,160
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	280	327,897
NJ EDA - Port Newark AMT	5.00%	10/1/2047	Ba1	750	789,555
NJ Tpk Auth	5.00%	1/1/2027	A2	100	118,891
NJ Tpk Auth	5.00%	1/1/2030	NR	510	594,635
NJ Tpk Auth	5.00%	1/1/2030	A+	575	680,490
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,433,585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NJ Tpk Auth	5.00%	1/1/2033	A+	$560	$651,554
NJ Tpk Auth	5.00%	1/1/2034	A+	510	567,946
NJ Tpk Auth	5.00%	1/1/2034	A+	615	704,206
NJ Tpk Auth	5.00%	1/1/2035	A+	500	562,670
NJ Tpk Auth	5.00%	1/1/2037	NR	300	342,924
NJ Tpk Auth	5.00%	1/1/2040	A+	100	113,303
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	810	992,088
NJ Trans Trust Fund	5.00%	6/15/2028	A+	1,000	1,115,650
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	2,025	2,168,431
Port Auth NY & NJ	4.00%	9/1/2043	AA-	850	879,614
Port Auth NY & NJ	5.00%	12/1/2025	AA-	865	962,139
Port Auth NY & NJ	5.00%	10/15/2026	AA-	530	623,752
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	580,340
Port Auth NY & NJ	5.00%	9/15/2032	AA-	400	463,536
Port Auth NY & NJ	5.00%	11/15/2033	AA-	500	586,250
Port Auth NY & NJ	5.00%	10/15/2035	AA-	500	577,200
Port Auth NY & NJ	5.00%	7/15/2038	AA-	400	464,100
Port Auth NY & NJ	5.00%	11/15/2047	AA-	565	642,484
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	Baa1	160	170,723
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	Baa1	80	85,114
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	455	485,935
Port Auth NY & NJ AMT	5.00%	9/15/2029	AA-	230	270,577
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	500	569,220
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-	350	403,162
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,190	1,319,448
South Jersey Port Corp AMT	5.00%	1/1/2048	Baa1	500	532,405
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	530	565,224
Total					26,113,651

Utilities 5.42%

Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	439,692
Guam Waterworks Auth	5.00%	7/1/2036	A-	100	107,022
NJ EDA - UMM Energy AMT	4.75%	6/15/2032	Baa2	1,000	1,028,470
NJ Infra Bank - NJ - Am Wtr Co AMT	4.00%	9/1/2047	AAA	1,000	1,019,790
NJ Tpk Auth	5.00%	1/1/2031	A+	500	588,235
Passaic Valley Swr (NPFGC)(FGIC)	2.50%	12/1/2032	A3	890	798,107
PR Aqueduct & Swr Auth	6.00%	7/1/2044	Ca	170	162,775
PR Elec Pwr Auth(e)	5.00%	7/1/2037	Ca	110	68,475
PR Elec Pwr Auth(e)	5.75%	7/1/2036	Ca	75	46,688
PR Elec Pwr Auth(e)	7.00%	7/1/2040	Ca	100	64,000
Salem Co Poll Ctl - Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,028,440
Total					5,351,694
Total Municipal Bonds (cost $98,006,690)					97,181,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 0.80%

Variable Rate Demand Notes 0.80%

Health Care

NJ Hlth - Virtua Hlth (cost $790,000)	1.28%	1/2/2019	7/1/2043	AA+	$790	$790,000

Total Investments in Securities 99.19% (cost $98,796,690)						97,971,853

Cash and Other Assets in Excess of Liabilities(k) 0.81%						800,118

Net Assets 100.00%						$98,771,971

Open Futures Contracts at December 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	March 2019	8	Short	$(1,115,736)	$(1,168,000)	$(52,264)

Note: See Footnotes to Schedule of Investments on page 117 of this report

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$97,181,853	$—	$97,181,853
Short-Term Investments
Variable Rate Demand Notes	—	790,000	—	790,000
Total	$—	$97,971,853	$—	$97,971,853
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(52,264)	—	—	(52,264)
Total	$(52,264)	$—	$—	$(52,264)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.06%

Corporate-Backed 9.58%

Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR	$250	$268,730
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	250	264,163
JFK IAT - American Airlines AMT	5.00%	8/1/2031	BB-	3,500	3,625,615
Liberty Dev Corp - Goldman Sachs	5.25%	10/1/2035	A3	5,485	6,661,916
Liberty Dev Corp - Goldman Sachs	5.50%	10/1/2037	A3	2,405	3,081,262
Niagara Area Dev Corp - Covanta AMT†	4.75%	11/1/2042	B1	1,750	1,696,467
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	5,975	6,139,611
NY Liberty Dev Corp - 3 WTC†	7.25%	11/15/2044	NR	500	582,490
NY Liberty Dev Corp - 7 WTC	5.00%	9/15/2040	Aaa	1,015	1,097,093
NY Liberty Dev Corp - BoA Tower	5.625%	7/15/2047	AA	2,685	2,776,183
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	1,030	1,050,796
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	1,825	1,942,731
NYC IDA - Yankee Stadium (FGIC)	4.50%	3/1/2039	Baa1	1,600	1,601,296
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	1,025	1,174,096
Total					31,962,449

Education 10.45%

Buffalo & Erie IDC - Buffalo State College	5.75%	10/1/2026	A+	1,350	1,466,748
Build NYC Res Corp - Manhattan Clg	5.00%	8/1/2033	A-	1,125	1,287,619
Build NYC Res Corp - NY Law	5.00%	7/1/2041	BBB-	1,000	1,040,060
Build NYC Res Corp - Packer Collegiate	5.00%	6/1/2040	A2	1,000	1,105,390
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	825	841,302
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2033	Baa2	390	432,338
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2041	Baa2	200	216,746
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2046	Baa2	275	296,904
Dutchess Co LDC - Vassar College	5.00%	7/1/2034	Aa3	250	289,278
Hempstead Town LDC - Hofstra Univ	5.00%	7/1/2042	A	535	599,788
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2034	BBB	825	910,792
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2037	BBB	630	688,754
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2039	BBB	555	602,963
Monroe Co IDA - Univ of Rochester	5.00%	7/1/2031	AA-	350	411,905
New Rochelle LDC - Iona Clg	5.00%	7/1/2028	BBB	205	227,753
New Rochelle LDC - Iona Clg	5.00%	7/1/2029	BBB	250	276,508
New Rochelle LDC - Iona Clg	5.00%	7/1/2030	BBB	220	242,783
New Rochelle LDC - Iona Clg	5.00%	7/1/2031	BBB	200	219,852
NY Dorm - Barnard Clg	5.00%	7/1/2028	A1	500	578,070
NY Dorm - Fordham Univ	5.00%	7/1/2035	A	550	624,129
NY Dorm - Long Island Univ	5.00%	9/1/2026	BBB	1,000	1,074,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		$2,000	$2,207,120
NY Dorm - NYU	5.00%	7/1/2028	Aa2		1,000	1,198,720
NY Dorm - NYU	5.00%	7/1/2029	Aa2		1,000	1,192,790
NY Dorm - Pace Univ	4.00%	5/1/2022	NR		25	26,810
NY Dorm - Pace Univ	5.00%	5/1/2023	NR		20	22,635
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-		880	959,860
NY Dorm - Pratt Institute	5.00%	7/1/2034	A2		1,035	1,146,873
NY Dorm - Pratt Institute	5.00%	7/1/2039	A2		1,010	1,121,060
NY Dorm - St Johns Univ	5.00%	7/1/2027	A-		250	289,035
NY Dorm - SUNY Empire Commons	5.00%	5/1/2030	A		350	398,195
NY Dorm - SUNY Empire Commons	5.00%	5/1/2032	A		250	282,135
NY Dorm - The New School	5.00%	7/1/2028	A-		780	907,007
NY Dorm - Touro Clg	5.00%	1/1/2047	BBB-	(c)	1,500	1,577,640
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(c)	1,175	1,264,805
NY St Dorm Auth - PIT	5.00%	2/15/2041	AA+		3,000	3,406,170
Onondaga CDC - Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,091,950
St Lawrence IDA - Clarkson Univ	6.00%	9/1/2034	Baa1		1,625	1,770,047
Troy Cap Res Corp - RPI	5.00%	8/1/2032	A3		1,380	1,555,729
Univ of Rochester	4.00%	7/1/2043	AA-		1,000	1,029,050
Total						34,882,243

General Obligation 7.11%

Erie CO GO	5.00%	9/15/2028	AA-		275	317,160
Jefferson Co - Samaritan Med Ctr	5.00%	11/1/2037	BBB-		2,000	2,192,600
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,136,410
NYC GO	5.00%	8/1/2026	AA		1,750	2,048,515
NYC GO	5.00%	8/1/2026	AA		1,000	1,189,060
NYC GO	5.00%	8/1/2027	AA		1,700	1,959,981
NYC GO	5.00%	8/1/2027	AA		1,410	1,544,584
NYC GO	5.00%	8/1/2029	AA		3,000	3,507,990
NYC GO	5.00%	10/1/2034	AA		1,500	1,632,075
NYC GO	5.00%	10/1/2039	AA		1,000	1,138,760
NYC GO	5.00%	12/1/2044	AA		1,500	1,720,860
NYC GO	5.00%	4/1/2045	AA		1,030	1,172,006
PR Comwlth GO(e)	5.00%	7/1/2027	Ca		65	35,588
PR Comwlth GO(e)	5.125%	7/1/2028	Ca		155	84,088
PR Comwlth GO(e)	5.375%	7/1/2030	Ca		4,185	2,249,437
PR Comwlth GO(e)	5.50%	7/1/2027	Ca		60	32,250
PR Comwlth GO(e)	6.125%	7/1/2033	Ca		170	91,800
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,672,576
Total						23,725,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 9.93%

Buffalo & Erie IDC - Catholic Hlth	5.00%	7/1/2025	BBB+		$300	$342,192
Buffalo & Erie IDC - Orchard Park	5.00%	11/15/2037	BBB-	(c)	1,000	1,050,290
Dutchess Co LDC - Health Quest	5.00%	7/1/2034	A-		500	550,840
Dutchess Co LDC - Health Quest	5.00%	7/1/2035	A-		1,500	1,685,025
Genesee Co IDA - United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,100,066
Monroe Co IDA - Rochester General Hospital	5.00%	12/1/2034	NR		250	281,970
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2027	A-		625	695,919
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,262,772
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2033	A-		375	405,623
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,129,700
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BBB+		500	525,140
NY Dorm - Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(c)	750	758,303
NY Dorm - Montefiore	4.00%	8/1/2036	BBB		375	378,263
NY Dorm - Montefiore	4.00%	8/1/2037	BBB		1,650	1,655,181
NY Dorm - Montefiore	4.00%	8/1/2038	BBB		260	258,944
NY Dorm - Montefiore	5.00%	8/1/2033	BBB		200	227,192
NY Dorm - Montefiore	5.00%	8/1/2034	BBB		125	141,120
NY Dorm - Montefiore	5.00%	8/1/2035	BBB		250	281,370
NY Dorm - Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,112,176
NY Dorm - North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,139,790
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2032	A-		790	901,603
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2033	A-		760	863,527
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000	1,123,900
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		1,900	2,144,416
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,033,390
Southhold LDC - Peconic Landing	5.00%	12/1/2045	BBB-	(c)	1,000	1,022,530
Suffolk Co IDA - Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		745	741,275
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	985,000
Tompkins Co Dev Corp - Kendal Ithaca	5.00%	7/1/2044	BBB		920	965,439
Westchester CO Hlth Care	5.00%	11/1/2033	Baa2		1,000	1,094,800
Westchester CO Hlth Care	5.00%	11/1/2034	Baa2		985	1,073,374
Westchester Co Hlth Care	5.00%	11/1/2046	Baa2		1,500	1,593,375
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	117,097
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		40	42,581
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		145	154,355
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2034	BBB	(c)	1,250	1,308,875
Total						33,147,413

Housing 0.64%

NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR		1,000	1,036,410
Westchester Co - SUNY Purchase Hsg	5.00%	6/1/2047	BBB		1,000	1,088,670
Total						2,125,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 7.04%

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2027	AA	$1,750	$2,059,015
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2028	AA	1,050	1,233,225
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2030	AA	2,575	2,767,404
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2032	AA	1,000	1,070,930
Hudson Yards	5.00%	2/15/2031	Aa3	2,000	2,336,400
Hudson Yards	5.00%	2/15/2033	Aa3	1,060	1,224,904
Hudson Yards	5.00%	2/15/2042	Aa3	1,035	1,166,424
NY Dorm - Court Facs	Zero Coupon	8/1/2021	AA	2,265	2,150,097
NY Dorm - Master BOCES	5.50%	8/15/2026	Aa2	1,560	1,698,481
NY Dorm - PIT	5.00%	2/15/2039	AA+	1,000	1,132,320
NY Liberty Dev Corp - 4 WTC	5.00%	11/15/2031	A+	1,000	1,073,310
NYC TFA - Bldg Aid	5.00%	7/15/2025	AA	1,510	1,661,619
NYC TFA - Bldg Aid	5.00%	7/15/2027	AA	1,425	1,527,515
NYC TFA - Bldg Aid	5.00%	7/15/2035	AA	2,005	2,304,908
PR Infra Fin Auth - Mepsi Campus(e)	6.50%	10/1/2037	NR	500	101,250
Total					23,507,802

Other Revenue 3.37%

Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2030	BBB-	2,500	2,792,125
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2042	BBB-	3,000	3,221,400
Brooklyn Arena LDC - Barclays Ctr	6.00%	7/15/2030	AA+	5	5,221
Build NYC Res Corp - YMCA	5.00%	8/1/2040	A-	500	547,400
Build NYC Res Corp - YMCA	5.00%	8/1/2042	A-	1,370	1,448,433
NY Dorm - NYSARC Inc	5.125%	7/1/2030	Aa2	2,000	2,093,680
Yonkers EDC - Charter Sch Ed Excellence	6.25%	10/15/2040	BB+	1,100	1,128,743
Total					11,237,002

Special Tax 0.71%

NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	2,075	2,080,623
NYC IDA - Yankee Stadium (FGIC)	3.402% (CPI Based )#	3/1/2026	Baa1	315	307,195
Total					2,387,818

Tax Revenue 13.95%

Hudson Yards	5.75%	2/15/2047	AA-	1,030	1,104,304
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA	1,000	1,167,370
MTA NY - Dedicated Tax	5.25%	11/15/2031	AA	1,080	1,281,550
NY Dorm - PIT	5.00%	3/15/2027	AA+	1,250	1,444,713
NY Dorm - PIT	5.00%	2/15/2034	AA+	1,250	1,405,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

NY Dorm - PIT	5.00%	3/15/2036	AA+	$2,000	$2,257,900
NY Dorm - PIT	5.00%	3/15/2045	Aa1	2,000	2,289,100
NY Dorm - Sales Tax	5.00%	3/15/2026	AA+	1,000	1,162,050
NY Dorm - Sales Tax	5.00%	3/15/2043	AA+	2,025	2,285,982
NY St Dorm Auth - PIT	5.00%	2/15/2042	AA+	2,055	2,331,582
NY UDC - PIT	4.00%	3/15/2047	AA+	1,650	1,682,769
NY UDC - PIT	5.00%	3/15/2033	AA+	2,010	2,215,000
NY UDC - PIT	5.00%	3/15/2036	AA+	1,500	1,675,530
NY UDC - PIT	5.00%	3/15/2040	AA+	1,000	1,138,960
NYC TFA	4.00%	5/1/2043	AAA	1,000	1,027,420
NYC TFA - Future Tax	4.00%	8/1/2039	AAA	1,000	1,035,420
NYC TFA - Future Tax	5.00%	2/1/2027	AAA	1,500	1,586,700
NYC TFA - Future Tax	5.00%	11/1/2030	AAA	2,075	2,438,872
NYC TFA - Future Tax	5.00%	11/1/2032	AAA	1,500	1,748,400
NYC TFA - Future Tax	5.00%	5/1/2034	AAA	125	126,194
NYC TFA - Future Tax	5.00%	5/1/2035	AAA	1,230	1,416,886
NYC TFA - Future Tax	5.00%	8/1/2040	Aa1	2,530	2,875,294
NYC TFA - Future Tax	5.00%	8/1/2041	Aa1	1,500	1,702,305
NYC TFA - Future Tax	5.00%	8/1/2042	AAA	2,290	2,627,660
NYC TFA - Future Tax	5.00%	2/1/2043	AAA	2,510	2,827,389
NYC TFA - Future Tax	5.00%	5/1/2043	AAA	1,400	1,581,790
PR Corp Sales Tax(e)	5.75%	8/1/2037	Ca	4,600	2,144,750
Total					46,581,703

Tobacco 4.14%

Erie Co Tobacco	Zero Coupon	6/1/2055	NR	8,000	380,800
Monroe Tobacco	Zero Coupon	6/1/2061	NR	10,000	288,400
Nassau CO Tobacco	5.125%	6/1/2046	B-	2,030	1,944,923
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	10,575	341,996
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-	1,335	1,401,897
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	A-	1,175	1,239,378
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR	1,350	1,350,256
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	750	774,855
TSASC	5.00%	6/1/2034	A-	1,000	1,093,960
TSASC	5.00%	6/1/2035	A-	200	217,886
TSASC	5.00%	6/1/2036	A-	100	108,342
TSASC	5.00%	6/1/2041	BBB+	300	309,972
TSASC	5.00%	6/1/2048	NR	2,700	2,603,232
Westchester Tobacco Asset Sec Corp	5.125%	6/1/2051	BB+	1,750	1,775,585
Total					13,831,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation 22.49%

Buffalo & Erie PBA - Peace Bridge	5.00%	1/1/2034	A+	$600	$683,820
MTA NY	5.00%	11/15/2023	A1	2,455	2,701,703
MTA NY	5.00%	11/15/2027	A1	350	405,489
MTA NY	5.00%	11/15/2028	A1	705	831,287
MTA NY	5.00%	11/15/2028	A1	675	799,031
MTA NY	5.00%	11/15/2028	A1	2,375	2,792,097
MTA NY	5.00%	11/15/2029	A1	1,500	1,691,805
MTA NY	5.00%	11/15/2033	A1	1,000	1,144,650
MTA NY	5.00%	11/15/2041	A1	1,000	1,096,620
MTA NY	5.25%	11/15/2028	A1	3,740	4,313,716
MTA NY	5.25%	11/15/2029	A1	1,000	1,157,520
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	1,000	1,104,520
NY Bridge Auth	4.00%	1/1/2027	Aa3	1,000	1,052,180
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3	3,410	3,412,557
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3	3,680	4,093,779
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3	1,500	1,661,355
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3	2,295	2,523,330
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	3,950	4,157,019
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	8,300	8,828,212
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1	1,500	1,637,535
NY Twy Auth	5.00%	1/1/2032	A	150	175,170
NY Twy Auth	5.00%	1/1/2036	A	1,760	1,936,722
Port Auth NY & NJ	5.00%	11/15/2042	AA-	1,250	1,426,600
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	Baa1	115	119,904
Port Auth NY & NJ - JFK IAT	5.50%	12/1/2031	Baa1	295	313,573
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	Baa1	875	933,642
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	Baa1	1,190	1,266,077
Port Auth NY & NJ - JFK IAT CR (AGM)	5.50%	12/1/2031	AA	225	238,642
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2036	AA	400	428,052
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,615	1,724,804
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,341,150
Port Auth NY & NJ AMT	5.00%	10/15/2027	AA-	1,000	1,174,520
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-	1,000	1,182,650
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	1,850	2,106,114
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-	2,395	2,758,777
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,643,050
Port Auth NY & NJ AMT	5.00%	10/15/2033	AA-	1,000	1,138,600
Port Auth NY & NJ AMT	5.00%	4/1/2036	AA-	1,000	1,120,370
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,332,425
Port Auth NY & NJ AMT	5.00%	9/15/2048	AA-	365	406,515
Triborough Brdg & Tunl Auth	4.00%	11/15/2048	AA-	2,000	2,043,880
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	1,525	1,718,751
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	589,565
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	707,478

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	$1,000	$1,143,000
Total					75,058,256

Utilities 7.65%

Guam Pwr Auth	5.00%	10/1/2020	BBB	500	519,015
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	528,840
Guam Waterworks Auth	5.00%	7/1/2036	A-	400	428,088
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,096,100
Long Island Power Auth	5.00%	9/1/2034	A-	2,000	2,226,580
Long Island Power Auth	5.00%	9/1/2039	A-	1,000	1,103,930
Long Island Power Auth	5.00%	9/1/2047	A-	1,020	1,139,075
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000	2,029,620
NYC Muni Water	5.00%	6/15/2035	AA+	1,550	1,705,356
NYC Muni Water	5.00%	6/15/2035	AA+	1,675	1,873,504
NYC Muni Water	5.00%	6/15/2036	AA+	2,250	2,513,025
NYC Muni Water	5.00%	6/15/2036	AA+	1,750	1,954,575
NYC Muni Water	5.00%	6/15/2040	AA+	1,250	1,435,513
NYC Muni Water	5.00%	6/15/2046	AA+	1,555	1,755,859
NYC Muni Water	5.00%	6/15/2048	AA+	1,000	1,134,110
NYC Muni Water	5.25%	6/15/2037	AA+	1,500	1,741,725
NYC Muni Water	5.25%	6/15/2047	AA+	1,000	1,145,900
PR Aqueduct & Swr Auth	6.00%	7/1/2044	Ca	455	435,663
PR Elec Pwr Auth(e)	5.75%	7/1/2036	Ca	1,250	778,125
Total					25,544,603
Total Municipal Bonds (cost $325,115,398)					323,991,591

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date
SHORT-TERM INVESTMENTS 1.10%

Variable Rate Demand Notes 1.10%

Utilities

NYC Muni Water	1.68%	1/2/2019	6/15/2049	AA+	2,175	2,175,000
NYC Muni Water	1.69%	1/2/2019	6/15/2032	AA+	1,100	1,100,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

NYC Muni Water	1.77%	1/2/2019	8/1/2031	AAA	$400	$400,000
Total Short-Term Investments (cost $3,675,000)						3,675,000

Total Investments in Securities 98.16% (cost $328,790,398)						327,666,591

Cash and Other Assets in Excess of Liabilities(k) 1.84%						6,127,159

Net Assets 100.00%						$333,793,750

Open Futures Contracts at December 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	March 2019	36	Short	$(5,064,563)	$(5,256,000)	$(191,437)

Note: See Footnotes to Schedule of Investments on page 117 of this report

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$323,991,591	$—	$323,991,591
Short-Term Investments
Variable Rate Demand Notes	—	3,675,000	—	3,675,000
Total	$—	$327,666,591	$—	$327,666,591
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(191,437)	—	—	(191,437)
Total	$(191,437)	$—	$—	$(191,437)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2018.

See Notes to Schedule of Investments.

AMT	Income from this security may be subject to Alternative Minimum Tax.
Auction Rate Based	Rates reset based on auctions, typically every 7,14, 28 or 35 days.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
GTD	Guaranteed.
NR	Not Rated.
PSF	Permanent School Fund.
TCRS	Transferable Custodial Receipts.

*	Non-income producing security.
#	Variable rate security. The interest rate shown is the rate in effect at December 31, 2018.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Variable rate is fixed to float: Rate remains fixed until designated future date.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.
(c)	This investment has been rated by Fitch IBCA.
(d)	Securities purchased on a when-issued basis (See Note 2(d)).
(e)	Defaulted security (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap index.
(g)	Level 3 Investment as described in Note 2(f) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(h)	Stub Rights issued in connection with a plan of reorganization.
(i)	Security is perpetual and has no stated maturity date.
(j)	Level 3 Investment as described in Note 2(f) in the Notes to Financials. Security fair valued by the Pricing Committee.
(k)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corporation
FHA	Federal Housing Administration
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
LIBOR	London interbank Offered Rate
MUNIPSA	SIFMA Municipal Swap Index Yield
SIFMA	Securities Industry and Financial Markets Association
XLCA	XL Capital Assurance, Inc.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A, C, F, F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A, C, F, F3 and I
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)	A, C, F, F3 and I
Lord Abbett National Tax Free Income Fund (“National”)	A, C, F, F3 and I
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A, C, F, F3 and I
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)	A, C, F, F3 and I
Lord Abbett California Tax Free Income Fund (“California”)	A, C, F, F3 and I
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)	A, F, F3 and I
Lord Abbett New York Tax Free Income Fund (“New York”)	A, C, F, F3 and I

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)	Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of December 31, 2018, as well as the average trust certificates for the period then ended December 31, 2018:

Notes to Schedule of Investments (unaudited)(continued)

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$—	—	$—	$—
Intermediate	1,250,000	1.74%	2,559,213	1,250,000
AMT Free	—	—	—	—
National	26,250,000	1.73% - 1.77%	56,093,913	26,250,000
High Yield	2,500,000	1.74%	5,118,425	5,875,000
Short Duration High Yield	—	—	—	—
California	—	—	—	—
New Jersey	—	—	—	—
New York	—	—	—	—

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of December 31, 2018, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions, accounted for as secured borrowings.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of December 31, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Short Duration	1,356,432,030	4,875,037	(5,150,347)	(275,310)
Intermediate	3,809,237,879	92,287,517	(36,012,305)	56,275,212
AMT Free	184,742,990	5,460,628	(1,748,977)	3,711,651
National	1,917,862,629	77,618,632	(33,189,210)	44,429,422
High Yield	2,162,395,632	93,891,265	(88,471,674)	5,419,591
Short Duration High Yield	298,664,993	2,428,616	(1,923,031)	505,585
California	289,810,747	10,707,376	(2,353,365)	8,354,011
New Jersey	98,810,257	2,236,292	(3,126,960)	(890,668)
New York	328,693,753	6,233,230	(7,022,624)	(789,394)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the period ended December 31, 2018 (as described in note 2(c)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of December 31, 2018:

Net Unrealized Appreciation (Depreciation) as of December 31, 2018
Short Duration	—
Intermediate	(1,352,325)
AMT Free	(29,547)
National	(233,179)
High Yield	(1,208,018)
Short Duration High Yield	(222,110)
California	(163,324)
New Jersey	(52,264)
New York	(191,437)

5. SUBSEQUENT EVENT

On December 4, 2018, the Board approved a proposal to merge AMT Free Municipal Bond Fund into National Tax-Free Income Fund creating a single larger surviving fund. It is currently anticipated that the merger will close on or about March 22, 2019.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: February 28, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: February 28, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: February 28, 2019